NORTH AMERICAN FUNDS
President's Message
--------------------------------------------------------------------------------
December 22, 1995

Dear Fellow Shareholders:

          The past twelve months has been a terrific period for the domestic equity and bond markets and for the North American Funds. The U.S. equity markets have set all-time records and the bond market has been very strong, providing excellent returns for shareholders. Only the international equity markets, particularly in Japan, have lagged. The pages immediately following this letter provide detailed performance information and I encourage you to review it with care.

          I am reminded by looking back at my letter to you of one year ago that the 1995 market performance is almost the direct opposite of 1994 where the U.S. equity market was flat and the bond market very weak, while the international equity markets performed well. This ongoing market rotation reinforces our belief that long-term investors will fair best with a diversified investment program reviewed periodically with a professional financial adviser. The North American Funds, with our many investment portfolios and multiple managers specializing in our investment disciplines, are designed to offer you the opportunity to craft such a diversified investment program without changing fund families and incurring multiple sales and transaction charges.

          The new year will bring several exciting changes to the North American Funds. The merger of the ultimate parent of our investment adviser with The Manufacturers Life Insurance Company ("Manulife") will become effective January 1, 1996. I am pleased to report that shareholders of the North American Funds overwhelmingly approved the necessary regulatory matters associated with this merger at the Special Meeting of Shareholders on December 5, 1995. We are very pleased to become associated with Manulife, one of North America's largest and strongest financial institutions, whose financial strength and resources will enable us to continue to build and expand the North American Funds concept.

          Also in 1996 we intend to introduce three new specialized equity portfolios to the North American Funds. Your Board of Trustees has invited two of North America's best performing specialty equity managers to manage the new portfolios. Fred Alger Management, Inc. will manage a domestic Small/Mid Cap Fund that will invest primarily in companies with market capitalizations between $500 million and $3.5 billion. Founders Asset Management, Inc. ("Founders") will manage an International Small Cap Fund investing primarily in non-U.S. companies with market capitalizations or annual revenues of $1 billion or less. Founders will also manage a domestic Growth Equity Fund that will invest primarily in domestic growth companies. In connection with the introduction of the Growth Equity Fund we will change the name of the current "Growth Fund" to "Value Equity Fund" to emphasize the difference between Founders' growth style and Goldman Sachs' value investing style. We expect these portfolios to be available March 1, 1996.

          Thank you for your continued confidence in the North American Funds. We are committed to serving your investment needs with the best selection of managers and portfolios available in a single fund family. As always, our customer service representatives are available to you daily at (800) 872-8037 from 8:30 a.m. to 5:00 p.m. EST, and our Automated Services Line may be accessed 24 hours a day at (800) 872-2251.


                              Sincerely yours,


                              John D. DesPrez III
                              President

NORTH AMERICAN FUNDS
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                              Page
                                                              ----
Fund Performance and Portfolio Manager's Commentary........    iii
Results of Special Meeting of Shareholders.................   xiii
Report of Independent Accountants..........................      1
Statements of Assets and Liabilities.......................      2
Statements of Operations...................................      6
Statements of Changes in Net Assets........................      8
Financial Highlights, Selected Per Share Data and Ratios...     11
Portfolio of Investments:
   Global Growth Fund......................................     25
   Growth Fund.............................................     27
   Growth and Income Fund..................................     28
   International Growth and Income Fund....................     30
   Asset Allocation Fund...................................     34
   Strategic Income Fund...................................     37
   Investment Quality Bond Fund............................     40
   U.S. Government Securities Fund.........................     42
   National Municipal Bond Fund............................     43
   Money Market Fund.......................................     45
Notes to Financial Statements..............................     46

NORTH AMERICAN FUNDS
FUND PERFORMANCE AND PORTFOLIO MANAGER'S COMMENTARY
--------------------------------------------------------------------------------



                                FUND PERFORMANCE

In the following pages we have set forth information regarding the performance of each portfolio of the North American Funds, except the Money Market Fund. There are several ways to evaluate a Fund's historical performance. One can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. WITH RESPECT TO ALL THE PERFORMANCE INFORMATION PRESENTED, IT IS IMPORTANT TO UNDERSTAND THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. RETURN AND PRINCIPAL FLUCTUATE, AND YOUR SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


                               PERFORMANCE TABLES

The Performance Tables show two types of total return information: CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS. A CUMULATIVE TOTAL RETURN is an expression of a Fund's total change in share value in percentage terms over a set period of time -- one, five, and ten years (or since the Fund's inception if less than the applicable period). An AVERAGE ANNUAL TOTAL RETURN takes the Fund's cumulative total return for a time period greater than one year and shows what would have happened if the Fund had performed at a constant rate each year. In addition, for the three funds that were in existence prior to the change in portfolio management assignments in December 1991, namely the Growth, Asset Allocation, and U.S. Government Securities Funds, the tables show an average annual total return for the period since the current portfolio manager assumed responsibility. For all share classes, the tables show cumulative and average annual total returns both net of the possible maximum applicable front-end or back-end sales charge, as well as without giving effect to such possible maximum charges ("net asset value").


     GRAPH -- CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

The performance graph for each Fund shows the change in value of a $10,000 investment over the life of the Fund's Class A shares. Each Fund's performance is compared to the performance of one or more broad-based securities indices as a "benchmark." Fund results (which include the reinvestment of dividends and capital gains distributions as well as the deduction of ongoing management and distribution fees and fund operating expenses) reflect the deduction of the maximum 4.75% sales charge applicable to Class A shares. Please note that effective 4/1/94, Class B and Class C shares were offered. Performance of these share classes will differ. Historical performance prior to 4/1/94 is that of the Fund before it adopted the current multi-class structure. Benchmarks used for comparison are unmanaged and do not reflect any fees or expenses.


                         PORTFOLIO MANAGER'S COMMENTARY

Finally, we have provided a commentary by each Fund's portfolio manager regarding each Fund's performance during the fiscal year ended October 31, 1995. All performance results referenced in the commentary are Class A share returns.

                              GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE:  To seek long term capital appreciation, by investing primarily in a global portfolio of equity securities and securities convertible into or exercisable for equity securities.

PORTFOLIO MANAGER:     Oechsle International Advisors, L.P.

INCEPTION DATE:        November 1, 1990

        Change in Value of $10,000 Investment and Comparative Indices

                             [CHART APPEARS HERE]
--------------------------------------------------------------------------------
A line graph showing the growth (including reinvestment of dividends and capital gains) of a $10,000 investment in North American Funds' Global Growth Fund Class A shares at net asset value on November 1, 1990 through October 31, 1995, as compared with the growth of a $10,000 investment in the Morgan Stanley Capital International (MSCI) World Index over the same period. The graph also depicts the growth of a $10,000 investment in Class A shares of the Global Growth Fund on November 1, 1990 through October 31, 1995, assuming the deduction of the maximum 4.75% front-end sales charge at the time of the initial investment and reinvestment of dividends and capital gains at net asset value. The following are the plot points used to draw this line graph.
--------------------------------------------------------------------------------


                  Growth of $10,000 Invested in         Growth of $10,000 Invested in          Growth of $10,000
                Class A shares at Net Asset Value     Class A shares with 4.75% charge         Investment in the
Month Ended         of the Global Growth Fund             of the Global Growth Fund            MSCI World Index
Oct-90                      $10,000                              $ 9,525                            $10,000
Nov-90                      $ 9,921                              $ 9,450                            $ 9,838
Dec-90                      $10,024                              $ 9,548                            $10,045
Jan-91                      $10,272                              $ 9,784                            $10,415
Feb-91                      $10,927                              $10,408                            $11,381
Mar-91                      $10,629                              $10,124                            $11,047
Apr-91                      $10,659                              $10,153                            $11,135
May-91                      $10,847                              $10,332                            $11,390
Jun-91                      $10,233                              $ 9,747                            $10,688
Jul-91                      $10,698                              $10,190                            $11,195
Aug-91                      $10,597                              $10,094                            $11,161
Sep-91                      $10,719                              $10,209                            $11,456
Oct-91                      $10,880                              $10,364                            $11,644
Nov-91                      $10,466                              $ 9,969                            $11,138
Dec-91                      $11,161                              $10,631                            $11,951
Jan-92                      $11,141                              $10,612                            $11,732
Feb-92                      $11,181                              $10,650                            $11,531
Mar-92                      $10,725                              $10,215                            $10,990
Apr-92                      $11,049                              $10,525                            $11,145
May-92                      $11,587                              $11,037                            $11,591
Jun-92                      $11,252                              $10,718                            $11,204
Jul-92                      $11,049                              $10,525                            $11,235
Aug-92                      $11,060                              $10,534                            $11,510
Sep-92                      $10,776                              $10,264                            $11,407
Oct-92                      $10,491                              $ 9,993                            $11,100
Nov-92                      $10,836                              $10,322                            $11,301
Dec-92                      $10,841                              $10,326                            $11,394
Jan-93                      $10,871                              $10,355                            $11,434
Feb-93                      $11,004                              $10,481                            $11,707
Mar-93                      $11,633                              $11,081                            $12,388
Apr-93                      $12,243                              $11,662                            $12,965
May-93                      $12,843                              $12,233                            $13,265
Jun-93                      $12,710                              $12,107                            $13,156
Jul-93                      $13,036                              $12,416                            $13,429
Aug-93                      $13,716                              $13,065                            $14,047
Sep-93                      $13,757                              $13,103                            $13,790
Oct-93                      $13,960                              $13,297                            $14,172
Nov-93                      $13,117                              $12,494                            $13,373
Dec-93                      $14,046                              $13,379                            $14,029
Jan-94                      $14,920                              $14,211                            $14,957
Feb-94                      $14,982                              $14,270                            $14,766
Mar-94                      $14,529                              $13,839                            $14,132
Apr-94                      $14,910                              $14,202                            $14,571
May-94                      $14,684                              $13,986                            $14,611
Jun-94                      $14,848                              $14,143                            $14,573
Jul-94                      $15,177                              $14,456                            $14,853
Aug-94                      $15,640                              $14,897                            $15,303
Sep-94                      $15,074                              $14,358                            $14,903
Oct-94                      $15,239                              $14,515                            $15,330
Nov-94                      $14,272                              $13,594                            $14,668
Dec-94                      $14,256                              $13,579                            $14,812
Jan-95                      $13,459                              $12,820                            $14,593
Feb-95                      $13,459                              $12,820                            $14,802
Mar-95                      $13,969                              $13,305                            $15,512
Apr-95                      $14,288                              $13,609                            $16,069
May-95                      $14,330                              $13,649                            $16,210
Jun-95                      $14,298                              $13,619                            $16,208
Jul-95                      $15,095                              $14,378                            $17,022
Aug-95                      $14,999                              $14,287                            $16,646
Sep-95                      $15,137                              $14,418                            $17,134
Oct-95                      $14,702                              $14,003                            $16,867

--------------------------------------------------------------------------------
The Morgan Stanley Capital International (MSCI) World Index is a global index which measures the performance of stock markets in the United States, Europe, Canada, Australia, New Zealand, and the Far East. The index represents approximately 60% of the combined market capitalization of the 23 countries. The index attempts to replicate the industry composition of each local market and includes a representative sampling of large, medium, and small capitalization companies. The index is market-value weighted and calculated with both net and gross dividends reinvested. The net return index reinvests dividends after foreign taxes have been withheld and the gross return index reinvests dividends before payment of foreign taxes.

Index information is available on a month-end basis only, therefore the closest month-end to the inception date of the fund has been used.
--------------------------------------------------------------------------------

                               PERFORMANCE TABLE

                                                    Average Annual   Cumulative
                                                     Total Return   Total Return
                                                            Since      Since
Periods Ending October 31, 1995                    1 Year Inception  Inception
Morgan Stanley Capital International World Index*  10.03%  11.02%      68.67%
Global Growth Fund Class A (at net asset value)    -3.52%   8.05%      47.02%
Global Growth Fund Class A (net of 4.75% sales
 charge)                                           -8.11%   7.00%      40.03%
Global Growth Fund Class B (at net asset value)    -4.09%   7.88%      45.86%
Global Growth Fund Class B (net of CDSC**)         -8.88%   7.58%      43.86%
Global Growth Fund Class C (at net asset value)    -4.09%   7.88%      45.86%
Global Growth Fund Class C (net of CDSC***)        -5.05%   7.88%      45.86%

  *All since inception returns for the indexes begin on the month-end closest to the actual inception date of the Fund.
 **The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1% over 6 years.
***The returns reflect the applicable Contingent Deferred Sales Charge of 1% for 12 months.

                        PORTFOLIO MANAGER'S COMMENTARY

This has been a roller coaster year for global equity markets. The level of volatility in individual markets has been high and quite unusual. This has masked some highly satisfying returns over the longer term.

The Fund's largest weighting has been and continues to be Japan. During 1995, equity markets experienced a reversal in sentiment. While the Fund benefited significantly from the outperformance of Japanese equities in the prior year, the decline in this market limited performance of the Fund during the most re-cent twelve month period. The economic, political, financial and currency con-cerns that caused the recent poor performance of this market are now being se-riously addressed by local authorities and this is having a positive impact on the stock market. We expect this trend to continue.

We have believed for the past year that consensus expectations for growth among the major European economies were too optimistic and that they would have to be downgraded as time passed. At this stage, we expect there will be more positive government action to counter the slowdown, mainly in the form of lower short term interest rates. We are not anticipating aggressive restimulation programs, though, because of the concerns over budget deficits in most European countries and the need to bring them down in line with EMU prerequisites. While the overall economic environment may appear lackluster, there are many profitable investment opportunities. The portfolio continues to be diversified on both a country and industry basis. The companies in the portfolio represent solid fundamental values with above average earnings po-tential over the next several years.

                                  GROWTH FUND

INVESTMENT OBJECTIVE:  To seek long term growth of capital by investing primarily in common stocks and securities convertible into or carrying the right to buy common stocks.

PORTFOLIO MANAGER:     Goldman Sachs Asset Management

INCEPTION DATE:        August 28, 1989

        Change in Value of $10,000 Investment and Comparative Indices

                             [CHART APPEARS HERE]
--------------------------------------------------------------------------------
A line graph showing the growth (including reinvestment of dividends and capital gains) of a $10,000 investment in North American Funds' Growth Class A shares at net asset value on August 28, 1989 through October 31, 1995, as compared with the growth of a $10,000 investment in the S&P 500 Composite Index over the same period. The graph also depicts the growth of a $10,000 investment in Class A shares of the Growth Fund on August 28, 1989 through October 31, 1995, assuming the deduction of the maximum 4.75% front-end sales charge at the time of the initial investment and reinvestment of dividends and capital gains at net asset value. The following are the plot points used to draw this line graph.
--------------------------------------------------------------------------------


                   Growth of $10,000 Invested in         Growth of $10,000 Invested in     Growth of $10,000
                 Class A shares at Net Asset Value     Class A shares with 4.75% charge    Investment in the
Month Ended              of the Growth Fund                   of the Growth Fund                S&P 500
Jul-89                          $10,000                         $ 9,525                         $10,000
Aug-89                          $10,114                         $ 9,634                         $10,000
Sep-89                          $ 9,861                         $ 9,393                         $ 9,961
Oct-89                          $ 9,135                         $ 8,701                         $ 9,737
Nov-89                          $ 9,167                         $ 8,732                         $ 9,926
Dec-89                          $ 9,227                         $ 8,789                         $10,165
Jan-90                          $ 8,408                         $ 8,008                         $ 9,494
Feb-90                          $ 8,572                         $ 8,164                         $ 9,603
Mar-90                          $ 8,839                         $ 8,419                         $ 9,863
Apr-90                          $ 8,580                         $ 8,173                         $ 9,627
May-90                          $ 9,167                         $ 8,731                         $10,541
Jun-90                          $ 8,978                         $ 8,552                         $10,477
Jul-90                          $ 8,684                         $ 8,272                         $10,451
Aug-90                          $ 7,698                         $ 7,333                         $ 9,495
Sep-90                          $ 7,240                         $ 6,896                         $ 9,039
Oct-90                          $ 7,110                         $ 6,772                         $ 9,008
Nov-90                          $ 7,491                         $ 7,135                         $ 9,579
Dec-90                          $ 7,796                         $ 7,425                         $ 9,847
Jan-91                          $ 8,161                         $ 7,774                         $10,286
Feb-91                          $ 8,675                         $ 8,262                         $11,010
Mar-91                          $ 8,831                         $ 8,412                         $11,285
Apr-91                          $ 8,927                         $ 8,503                         $11,319
May-91                          $ 9,266                         $ 8,826                         $11,786
Jun-91                          $ 8,883                         $ 8,481                         $11,252
Jul-91                          $ 9,215                         $ 8,777                         $11,788
Aug-91                          $ 9,390                         $ 8,944                         $12,051
Sep-91                          $ 9,215                         $ 8,777                         $11,851
Oct-91                          $ 9,337                         $ 8,894                         $12,022
Nov-91                          $ 8,796                         $ 8,378                         $11,525
Dec-91                          $ 9,751                         $ 9,287                         $12,843
Jan-92                          $ 9,917                         $ 9,446                         $12,618
Feb-92                          $10,292                         $ 9,803                         $12,770
Mar-92                          $10,126                         $ 9,645                         $12,522
Apr-92                          $10,327                         $ 9,837                         $12,902
May-92                          $10,528                         $10,028                         $12,947
Jun-92                          $10,214                         $ 9,728                         $12,754
Jul-92                          $10,406                         $ 9,912                         $13,288
Aug-92                          $10,091                         $ 9,612                         $13,002
Sep-92                          $10,214                         $ 9,728                         $13,153
Oct-92                          $10,528                         $10,028                         $13,214
Nov-92                          $11,262                         $10,727                         $13,647
Dec-92                          $11,594                         $11,043                         $13,818
Jan-93                          $11,646                         $11,093                         $13,949
Feb-93                          $11,437                         $10,894                         $14,129
Mar-93                          $11,874                         $11,310                         $14,426
Apr-93                          $11,428                         $10,885                         $14,093
May-93                          $11,813                         $11,251                         $14,446
Jun-93                          $11,909                         $11,343                         $14,491
Jul-93                          $12,092                         $11,518                         $14,447
Aug-93                          $12,145                         $11,568                         $14,978
Sep-93                          $12,398                         $11,809                         $14,863
Oct-93                          $12,415                         $11,826                         $15,185
Nov-93                          $12,424                         $11,834                         $15,023
Dec-93                          $12,847                         $12,236                         $15,209
Jan-94                          $13,155                         $12,530                         $15,738
Feb-94                          $13,340                         $12,706                         $15,299
Mar-94                          $12,847                         $12,236                         $14,634
Apr-94                          $12,838                         $12,228                         $14,838
May-94                          $12,926                         $12,312                         $15,058
Jun-94                          $12,679                         $12,077                         $14,690
Jul-94                          $12,847                         $12,236                         $15,188
Aug-94                          $13,480                         $12,840                         $15,795
Sep-94                          $13,304                         $12,672                         $15,406
Oct-94                          $13,014                         $12,396                         $15,764
Nov-94                          $12,327                         $11,741                         $15,177
Dec-94                          $12,570                         $11,973                         $15,400
Jan-95                          $12,524                         $11,929                         $15,811
Feb-95                          $13,354                         $12,719                         $16,419
Mar-95                          $13,717                         $13,066                         $16,905
Apr-95                          $13,950                         $13,288                         $17,415
May-95                          $14,370                         $13,687                         $18,087
Jun-95                          $14,827                         $14,123                         $18,510
Jul-95                          $15,209                         $14,487                         $19,134
Aug-95                          $15,377                         $14,647                         $19,164
Sep-95                          $15,433                         $14,700                         $19,969
Oct-95                          $14,864                         $14,158                         $19,909

The Standard and Poor's 500 index contains a representative sample of common stocks that trade on the New York and American Stock Exchanges and some over-the-counter stocks. The capitalization ranges from $80 million to $76 billion. The index is weighted by market capitalization and calculated on a total return basis with dividends reinvested.

Index information is available on a month-end basis only, therefore the closest month-end to the inception date of the fund as been used.

                               PERFORMANCE TABLE

                                      Average Annual Total Return       Cumulative Total Return
                                                  Since      Since#       Since      Since#
Periods Ending October 31, 1995  1 Year 5 Years Inception Dec. 13, 1991 Inception Dec. 13, 1991
S&P 500*                         26.30% 17.19%   11.81%      14.98%      99.09%      72.74%
Growth Fund Class A (at
 net asset value)                14.22% 15.89%    6.64%      14.00%      48.64%      66.34%
Growth Fund Class A (net
 of 4.75% sales charge)           8.79% 14.77%    5.80%      12.58%      41.58%      58.46%
Growth Fund Class B (at
 net asset value)                13.58% 15.75%    6.53%      13.81%      47.72%      65.30%
Growth Fund Class B (net
 of CDSC**)                       8.58% 15.52%    6.53%      13.28%      47.72%      62.30%
Growth Fund Class C (at
 net asset value)                13.58% 15.75%    6.53%      13.81%      47.72%      65.30%
Growth Fund Class C (net
 of CDSC***)                     12.58% 15.75%    6.53%      13.81%      47.72%      65.30%

  *All since inception returns for the indexes begin on the month-end closest to the actual inception date of the Fund.
 **The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1% over 6 years.
***The returns reflect the applicable Contingent Deferred Sales Charge of 1%
   for 12 months.
  #Current investment manager (subadvisor) assignment became effective 12/13/91.

                        PORTFOLIO MANAGER'S COMMENTARY

In the fiscal year ending October 31, 1995, the Growth Fund had a Net Asset Value total return of 14.22%. This compares with a total return of 26.30% for the S&P 500.

The Federal Reserve's current policy of neutrality which began at the end of 1994 helped propel the stock market to record highs this year. As corporate profits accelerated in the beginning of the year and as inflation remained in check, growth stocks took off. Even so, the fund underperformed the benchmark and this underperformance can be explained on two levels. The Fund uses a val-ue-oriented approach and value stocks did not perform as well as growth stocks. In addition, for most of the period, the portfolio was heavily ori-ented towards cyclical stocks. The capital spending, basic industry, and con-sumer cyclical sectors represented as much as 36% of the portfolio against a market weighting of 22%. Retailers and specialty retailers were over-repre-sented as well. Neither cyclicals or retailers have been favored by this peri-od's market as recession fears resurfaced. However, as always, the Fund re-mains a value driven portfolio in which we seek companies that are inexpensive relative to our estimates for future earnings. Positive returns this year were aided by stock selection, specifically Citicorp, Philip Morris, J C Penney, and AT&T. Recently, we have reduced some of our cyclical exposure and in-creased our exposure to areas of the market that were under-represented and where we were able to find value. We have added exposure to the energy and utility sector by purchasing companies such as Texaco and Long Island Light-ing.

                            GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE: To seek long-term growth of capital and income consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the portfolio manager believes are of high quality.

PORTFOLIO MANAGER:    Wellington Management Company

INCEPTION DATE:       May 1, 1991

         Change in Value of $10,000 Investment and Comparative Indices

                             [CHART APPEARS HERE]

--------------------------------------------------------------------------------
A line graph showing the growth (including reinvestment of dividends and capital gains) of a $10,000 investment in North American Funds' Growth and Income Fund Class A shares at net asset value on May 1, 1991 through October 31, 1995, as compared with the growth a $10,000 investment in the S&P 500 Composite Index. The graph also depicts the growth of a $10,000 investment in Class A shares of the Growth and Income Fund on May 1, 1990 through October 31, 1995, assuming the deduction of the maximum 4.75% front-end sales charge at the time of the initial investment and reinvestment of dividends and capital gains at net asset value. The following are the plot points used to draw this line graph.
--------------------------------------------------------------------------------

                  Growth of $10,000 invested in         Growth of $10,000 invested in      Growth of $10,000
                Class A shares at Net Asset Value     Class A shares with 4.75% charge     investment in the
Month Ended        of the Growth & Income Fund          of the Growth & Income Fund             S&P 500
Apr-91                          $10,000                         $ 9,525                         $10,000
May-91                          $10,240                         $ 9,754                         $10,413
Jun-91                          $ 9,879                         $ 9,410                         $ 9,941
Jul-91                          $10,201                         $ 9,716                         $10,414
Aug-91                          $10,352                         $ 9,860                         $10,646
Sep-91                          $10,205                         $ 9,720                         $10,470
Oct-91                          $10,588                         $10,085                         $10,621
Nov-91                          $10,175                         $ 9,692                         $10,182
Dec-91                          $11,088                         $10,561                         $11,346
Jan-92                          $10,775                         $10,263                         $11,147
Feb-92                          $10,876                         $10,359                         $11,281
Mar-92                          $10,642                         $10,137                         $11,062
Apr-92                          $10,805                         $10,291                         $11,398
May-92                          $10,845                         $10,330                         $11,437
Jun-92                          $10,779                         $10,267                         $11,267
Jul-92                          $11,217                         $10,684                         $11,740
Aug-92                          $11,146                         $10,616                         $11,487
Sep-92                          $11,400                         $10,859                         $11,620
Oct-92                          $11,480                         $10,935                         $11,674
Nov-92                          $11,777                         $11,218                         $12,056
Dec-92                          $12,007                         $11,437                         $12,208
Jan-93                          $12,162                         $11,584                         $12,323
Feb-93                          $12,286                         $11,702                         $12,482
Mar-94                          $12,677                         $12,075                         $12,745
Apr-93                          $12,430                         $11,839                         $12,450
May-93                          $12,657                         $12,055                         $12,763
Jun-93                          $12,656                         $12,055                         $12,802
Jul-93                          $12,625                         $12,025                         $12,763
Aug-93                          $13,008                         $12,390                         $13,233
Sep-93                          $12,956                         $12,341                         $13,130
Oct-93                          $13,153                         $12,528                         $13,415
Nov-93                          $12,884                         $12,272                         $13,272
Dec-93                          $13,112                         $12,489                         $13,436
Jan-94                          $13,574                         $12,929                         $13,903
Feb-94                          $13,406                         $12,769                         $13,516
Mar-94                          $12,892                         $12,279                         $12,928
Apr-94                          $13,028                         $12,409                         $13,109
May-94                          $13,259                         $12,629                         $13,303
Jun-94                          $12,932                         $12,318                         $12,978
Jul-94                          $13,481                         $12,840                         $13,418
Aug-94                          $13,871                         $13,212                         $13,954
Sep-94                          $13,607                         $12,961                         $13,610
Oct-94                          $13,819                         $13,162                         $13,926
Nov-94                          $13,196                         $12,569                         $13,408
Dec-94                          $13,421                         $12,784                         $13,605
Jan-95                          $13,432                         $12,794                         $13,968
Feb-95                          $13,957                         $13,294                         $14,505
Mar-95                          $14,263                         $13,585                         $14,934
Apr-95                          $14,700                         $14,002                         $15,386
May-95                          $15,137                         $14,418                         $15,978
Jun-95                          $15,458                         $14,724                         $16,532
Jul-95                          $15,876                         $15,122                         $16,904
Aug-95                          $16,008                         $15,248                         $16,930
Sep-95                          $16,482                         $15,699                         $17,641
Oct-95                          $16,206                         $15,437                         $17,588

--------------------------------------------------------------------------------
The Standard and Poor's 500 Index contains a representative sample of common stocks that trade on the New York and American Stock Exchanges and some over-the-counter stocks. The capitalization ranges from $80 million to $76 billion. The index is weighted by market capitalization and calculated on a total return basis with dividends reinvested.

Index information is available on a month-end basis only, therefore the closest month-end to the inception date of the fund has been used.
--------------------------------------------------------------------------------
                               PERFORMANCE TABLE

                                                  Average Annual
                                                   Total Return     Cumulative
                                                                   Total Return
                                                       Annual Since    Since
Periods Ending October 31, 1995                 1 Year  Inception    Inception
S&P 500*                                        26.30%    13.37%       75.88%
Growth and Income Fund Class A (at net asset
 value)                                         17.28%    11.34%       62.06%
Growth and Income Fund Class A (net of 4.75%
 sales charge)                                  11.71%    10.14%       54.37%
Growth and Income Fund Class B (at net asset
 value)                                         16.73%    11.20%       61.18%
Growth and Income Fund Class B (net of CDSC**)  11.73%    10.89%       59.18%
Growth and Income Fund Class C (at net asset
 value)                                         16.56%    11.14%       60.75%
Growth and Income Fund Class C (net of
 CDSC***)                                       15.56%    11.14%       60.75%

  * All since inception returns for the indexes begin on the month-end closest to the actual inception date of the Fund.
 ** The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1% over 6 years.
*** The returns reflect the applicable Contingent Deferred Sales Charge of 1% for 12 months.

                        PORTFOLIO MANAGER'S COMMENTARY

The domestic stock market showed positive returns during the fiscal year ended October 31, 1995, based upon productivity driven earnings gains, modest eco-nomic growth, and low inflation. Technology related stocks led market returns due to strong personal computer sales and expanding data communications. Fi-nancial stocks also had favorable returns as investors anticipated lower short term interest rates. The Fund underperformed the market for the period with a net asset value total return of 17.28% compared to 26.30% for the S&P 500 Com-posite Index. The Fund's underperformance was due to three primary factors. First, the Fund emphasized the materials and industrial sectors which lagged as investors feared a slowing economy would hurt cyclical earnings. Second, the Fund's investments in the energy sector lagged due to soft crude oil pric-es. Finally, the Fund was underweighted in the electronics sector which per-formed strongly due to robust semiconductor pricing. The Fund benefitted from holdings in the consumer staple and pharmaceutical sectors as investors sought steady growers and perceived reasonably positive new product thrust in the drug sector. The Fund was also helped by financial stocks, with banks, insur-ance, and service companies all moving higher. Finally, the media related stocks also performed reasonably well during the period.

                     INTERNATIONAL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE: Seeks to provide long-term growth of capital and income by investing in a portfolio of securities of foreign issuers. Under normal circumstances, the portfolio will be invested approximately 85% in equity securities and 15% in fixed income securities.

PORTFOLIO MANAGER:    J.P. Morgan Investment Management, Inc.

INCEPTION DATE:       January 9, 1995

         Change in Value of $10,000 Investment and Comparative Indices

                             [CHART APPEARS HERE]

--------------------------------------------------------------------------------
A line graph showing the growth (including reinvestment of dividends and capital gains) of a $10,000 investment in North American Funds' International Growth and Income Fund Class A shares at net asset value on January 9, 1995 through October 31, 1995, as compared with the growth of both a $10,000 investment in the Morgan Stanley Capital International EAFE Index and a $10,000 investment in the Salomon Brothers Non-U.S. Dollar Bond Index over the same period. The graph also depicts the growth of a $10,000 investment in Class A shares of the International Growth and Income Fund on January 9, 1995 through October 31, 1995, assuming the deduction of the maximum 4.75% front-end sales charge at the time of the initial investment and reinvestment or dividends and capital gains at net asset value. The following are the plot points used to draw this line graph.
--------------------------------------------------------------------------------

                   Growth of $10,000     Growth of $10,000
                      Invested in           Invested in        Growth of $10,000     Growth of $10,000     Growth of $10,000
                    Class A shares        Class A shares         Investment in         Investment in         Investment in
                   at Net Asset Value    with 4.75% charge         the MSCI          the Salomon Bros.        the 85%/15%
                     of the Int'l          of the Int'l              EAFE              Non-US $ Bond           Composite
Month Ended       Growth & Income Fund  Growth & Income Fund         Index                Index                  Index
Dec-94            $10,000                     $9,525                $10,000              $10,000                $10,000
Jan-95            $ 9,800                     $9,335                $ 9,618              $10,217                $ 9,708
Feb-95            $ 9,580                     $9,134                $ 9,590              $10,586                $ 9,739
Mar-95            $10,030                     $9,554                $10,185              $11,639                $10,403
Apr-95            $10,350                     $9,858                $10,580              $11,870                $10,774
May-95            $10,150                     $9,668                $10,457              $12,158                $10,712
Jun-95            $ 9,977                     $9,503                $10,276              $12,185                $10,582
Jul-95            $10,488                     $8,890                $10,919              $12,201                $11,111
Aug-95            $10,228                     $9,742                $10,505              $11,544                $10,881
Sep-95            $10,308                     $9,818                $10,713              $11,893                $10,890
Oct-95            $10,137                     $9,658                $10,428              $11,915                $10,651

--------------------------------------------------------------------------------
The EAFE (Europe, Asia and the Far East) index represents approximately 60% of the combined market capitalization of 20 countries. The index attempts to replicate the industry composition of each local market and includes a representative sampling of large, medium, and small capitalization companies. The index is market value-weighted and calculated both with net and gross dividends reinvested. The net return index reinvests dividends after foreign taxes have been withheld and the gross return index reinvests dividends before payment of taxes.

The Salomon Brothers Non-U.S. Dollar Bond Index provides a measure of the total return of the performance of high quality securities in the Government bond, Eurobond and Foreign bond sectors of the international market. The bonds must have a minimum quality of AA and a minimum maturity of five years.

Index information is available on a month-end basis only, therefore the closest month-end to the inception date of the fund has been used.
--------------------------------------------------------------------------------


                               PERFORMANCE TABLE

                                                                    Cumulative
                                                                   Total Return
                                                                      Since
Periods Ending October 31, 1995                                     Inception
Morgan Stanley Capital International EAFE Index*                       4.28%
Salomon Brothers Non-US Dollar Bond Index*                            19.15%
85%/15% Composite Index*+                                              6.51%
International Growth and Income Fund Class A (at net asset value)      1.37%
International Growth and Income Fund Class A (net of 4.75% sales
 charge)                                                              -3.44%
International Growth and Income Fund Class B (at net asset value)      1.28%
International Growth and Income Fund Class B (net of CDSC**)          -3.72%
International Growth and Income Fund Class C (at net asset value)      1.28%
International Growth and Income Fund Class C (net of CDSC***)          0.28%

  *All since inception returns for the indexes begin on the month-end closest to the actual inception date of the Fund.
  +Comprised of 85% of the return of the MSCI EAFE and 15% of the return of the
   Salomon Brothers Non-US Dollar.
 **The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1% over 6 years.
***The returns reflect the applicable Contingent Deferred Sales Charge of 1% for 12 months.

                        PORTFOLIO MANAGER'S COMMENTARY

Both international equity and fixed income markets began 1995 on a turbulent note, with bonds coming off a difficult 1994 and equities confronting the de-valuation of the Mexican peso and a prolonged recession in Japan. However, as the year progressed, international equity and fixed income returns improved on slowing economic growth, lower interest rates and benign inflation levels. We have been moderately overweighted in Japan since inception, as Japanese equi-ties have appeared consistently undervalued over the past year. Although this detracted from the Fund's equity performance in the first half of the year, the Fund's overweighting helped results considerably as the yen weakened and the stock market rallied in the latter part of the period.

The Fund's fixed income returns were slightly below the Salomon Non-US Dollar Bond Index, and were largely the result of underweighting Japanese government bonds earlier in the year. However, positions in core European bond markets (Germany and the Netherlands), as well as in Canada, provided a consistent yield advantage and were helpful to the Fund's results. The Fund's ongoing currency strategy of partially hedging yen exposure into dollars proved bene-ficial in the last quarter. In fact, it was the most positive contributor to overall performance because the U.S. dollar continued to strengthen against most major currencies.

                             ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE: To seek the highest total return consistent with a moderate level of risk tolerance. This Portfolio attempts to limit the decline in portfolio value in very adverse market conditions to 10% over any twelve month period. The Asset Allocation Fund will invest in a combination of equity, fixed-income and money market securities. The portfolio manager retains absolute discretion to determine the amount of the Portfolio's assets invested in each category of securities at all times. There can be no assurance that the 10% limit on the decline in portfolio value will not be exceeded.

PORTFOLIO MANAGER:    Goldman Sachs Asset Management

INCEPTION DATE:       August 28, 1989

         Change in Value of $10,000 Investment and Comparative Indices

                             [CHART APPEARS HERE]

-------------------------------------------------------------------------------
A line graph showing the growth (including reinvestment of dividends and capital gains) of a $10,000 investment in North American Funds' Asset Allocation Fund Class A shares at net asset value on August 28, 1989 through October 31, 1995, as compared with the growth of both a $10,000 investment in the S&P 500 Composite Index and a $10,000 investment in the Lehman Brothers Aggregate Bond Index over the same period. The graph also depicts the growth of a $10,000 investment in Class A shares of the Asset Allocation Fund on August 28, 1988 through October 31, 1995, assuming the deduction of the maximum 4.75% front-end sales charge at the time of the initial investment and reinvestment of dividends and capital gains at net asset value. The following are the plot points used to draw this line graph.
-------------------------------------------------------------------------------

              Growth of $10,000 Invested   Growth of $10,000 Invested   Growth of $10,000   Growth of $10,000      Growth of $10,000
              in Class A shares at Net     in Class A shares with          Investment       Investment in the        Investment
               Asset Value of the Asset    4.75% charge of the Asset         in the          Lehman Brothers        in the 50%/50%
Month Ended         Allocation Fund             Allocation Fund              S&P 500       Aggregate Bond Index    Composite Index
Jul-89                 $10,000                   $ 9,525                     $10,000             $10,000               $10,000
Aug-89                 $10,059                   $ 9,581                     $10,000             $10,000               $10,000
Sep-89                 $ 9,931                   $ 9,459                     $ 9,061             $10,051               $10,006
Oct-89                 $ 9,676                   $ 9,216                     $ 9,737             $10,299               $10,018
Nov-89                 $ 9,735                   $ 9,272                     $ 9,926             $10,397               $10,162
Dec-89                 $ 9,788                   $ 9,323                     $10,165             $10,425               $10,295
Jan-90                 $ 9,184                   $ 8,748                     $ 9,494             $10,301               $ 9,898
Feb-90                 $ 9,275                   $ 8,834                     $ 9,603             $10,334               $ 9,969
Mar-90                 $ 9,275                   $ 8,834                     $ 9,863             $10,342               $10,103
Apr-90                 $ 9,043                   $ 8,614                     $ 9,627             $10,247               $ 9,937
May-90                 $ 9,526                   $ 9,074                     $10,541             $10,550               $10,546
Jun-90                 $ 9,481                   $ 9,030                     $10,477             $10,720               $10,599
Jul-90                 $ 8,368                   $ 8,923                     $10,451             $10,868               $10,660
Aug-90                 $ 8,733                   $ 8,318                     $ 9,495             $10,723               $10,109
Sep-90                 $ 8,406                   $ 8,006                     $ 9,039             $10,812               $ 9,926
Oct-90                 $ 8,324                   $ 7,828                     $ 9,008             $10,949               $ 9,979
Nov-90                 $ 8,651                   $ 8,240                     $ 9,579             $11,184               $10,382
Dec-90                 $ 8,935                   $ 8,511                     $ 9,847             $11,359               $10,603
Jan-91                 $ 9,217                   $ 8,780                     $10,286             $11,499               $10,893
Feb-91                 $ 9,667                   $ 9,208                     $11,010             $11,597               $11,304
Mar-91                 $ 9,782                   $ 9,317                     $11,285             $11,077               $11,481
Apr-91                 $ 9,845                   $ 9,377                     $11,319             $11,804               $11,562
May-91                 $ 9,959                   $ 9,486                     $11,786             $11,873               $11,830
Jun-91                 $ 9,717                   $ 9,256                     $11,252             $11,867               $11,560
Jul-91                 $ 9,994                   $ 9,519                     $11,788             $12,031               $11,910
Aug-91                 $10,217                   $ 9,732                     $12,051             $12,291               $12,171
Sep-91                 $10,196                   $ 9,711                     $11,851             $12,541               $12,196
Oct-91                 $10,366                   $ 9,873                     $12,022             $12,680               $12,351
Nov-91                 $10,227                   $ 9,742                     $11,525             $12,796               $12,161
Dec-91                 $10,852                   $10,336                     $12,843             $13,176               $13,010
Jan-92                 $10,905                   $10,387                     $12,618             $12,997               $12,808
Feb-92                 $11,163                   $10,633                     $12,770             $13,082               $12,926
Mar-92                 $11,013                   $10,490                     $12,522             $13,008               $12,765
Apr-92                 $11,195                   $10,663                     $12,902             $13,102               $13,002
May-92                 $11,420                   $10,878                     $12,947             $13,349               $13,148
Jun-92                 $11,249                   $10,714                     $12,754             $13,533               $13,144
Jul-92                 $11,498                   $10,952                     $13,288             $13,809               $13,549
Aug-92                 $12,459                   $11,867                     $13,002             $13,949               $13,476
Sep-92                 $11,442                   $10,898                     $13,153             $14,114               $13,634
Oct-92                 $11,532                   $10,984                     $13,214             $13,927               $13,571
Nov-92                 $11,984                   $11,415                     $13,647             $13,930               $13,789
Dec-92                 $12,251                   $11,669                     $13,818             $14,152               $13,985
Jan-93                 $12,377                   $11,790                     $13,949             $14,423               $14,186
Feb-93                 $12,320                   $11,735                     $14,129             $14,676               $14,403
Mar-93                 $12,654                   $12,053                     $14,426             $14,737               $14,582
Apr-93                 $12,412                   $11,822                     $14,093             $14,839               $14,466
May-93                 $12,631                   $12,031                     $14,446             $14,858               $14,652
Jun-93                 $12,815                   $12,206                     $14,491             $15,128               $14,810
Jul-93                 $12,942                   $12,327                     $14,447             $15,213               $14,830
Aug-93                 $13,080                   $12,459                     $14,978             $15,480               $15,229
Sep-93                 $13,218                   $12,590                     $14,863             $15,522               $15,193
Oct-93                 $13,264                   $12,634                     $15,185             $15,580               $15,383
Nov-93                 $13,195                   $12,568                     $15,023             $15,448               $15,236
Dec-93                 $13,484                   $12,844                     $15,209             $15,531               $15,370
Jan-94                 $12,736                   $13,084                     $15,738             $15,741               $15,740
Feb-94                 $12,724                   $13,073                     $15,299             $15,468               $15,384
Mar-94                 $13,280                   $12,649                     $14,634             $15,086               $14,860
Apr-94                 $13,232                   $12,604                     $14,838             $14,966               $14,902
May-94                 $13,268                   $12,638                     $15,058             $14,964               $15,011
Jun-94                 $13,100                   $12,478                     $14,690             $14,931               $14,811
Jul-94                 $13,292                   $12,661                     $15,188             $15,227               $15,208
Aug-94                 $13,664                   $13,015                     $15,795             $15,246               $15,521
Sep-94                 $13,496                   $12,855                     $15,406             $15,022               $15,214
Oct-94                 $13,364                   $12,729                     $15,764             $15,008               $15,386
Nov-94                 $12,944                   $12,329                     $15,177             $14,975               $15,076
Dec-94                 $13,120                   $12,497                     $15,400             $15,078               $15,239
Jan-95                 $13,237                   $12,608                     $15,811             $15,377               $15,594
Feb-95                 $13,848                   $13,190                     $16,419             $15,742               $16,081
Mar-95                 $14,056                   $13,388                     $16,905             $15,839               $16,372
Apr-95                 $14,342                   $13,661                     $17,415             $16,060               $16,738
May-95                 $14,790                   $14,094                     $18,087             $16,682               $17,385
Jun-95                 $14,992                   $14,280                     $18,510             $16,804               $17,657
Jul-95                 $15,252                   $14,528                     $19,134             $16,767               $17,951
Aug-95                 $15,512                   $14,776                     $19,164             $16,969               $18,067
Sep-95                 $15,720                   $14,974                     $19,969             $17,134               $18,552
Oct-95                 $15,629                   $14,887                     $19,909             $17,357               $18,633

--------------------------------------------------------------------------------
The Standard and Poor's 500 Index contains a representative sample of common stocks that trade on the New York and American Stock Exchanges and some over-the-counter stocks. The capitalization ranges from $80 million to $76 billion. The index is weighted by market capitalization and calculated on a total return basis with dividends reinvested. The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's, Standard & Poor's or Fitch. The index includes Government, Corporate, Mortgage-backed and Asset-backed issues. All issues have at least one year to maturity and an outstanding par value of at least $100 million for Government issues and $80 million for all shares. Returns are market value weighted.

Index information is available on a month-end basis only, therefore the closest month-end to the inception date of the fund has been used.
--------------------------------------------------------------------------------

                               PERFORMANCE TABLE

                                      Average Annual Total Return       Cumulative Total Return
                                                  Since      Since#       Since      Since#
Periods Ending October 31, 1995  1 Year 5 Years Inception Dec. 13, 1991 Inception Dec. 13, 1991
S&P 500*                         26.30% 17.19%   11.81%      14.98%      99.09%      72.74%
Lehman Brothers
 Aggregate Bond Index*           15.65%  9.65%    9.35%       8.09%      73.57%      35.64%
50%/50% Composite*+              20.98% 13.42%   10.58%      11.54%      86.33%      54.19%
Asset Allocation Fund
 Class A (at net asset
 value)                          16.95% 13.43%    7.51%      11.24%      56.29%      51.24%
Asset Allocation Fund
 Class A (net of 4.75%
 sales charge)                   11.39% 12.33%    6.66%       9.85%      48.87%      44.05%
Asset Allocation Fund
 Class B (at net asset
 value)                          16.31% 13.29%    7.40%      11.06%      55.31%      50.29%
Asset Allocation Fund
 Class B (net of CDSC**)         11.31% 13.04%    7.40%      10.48%      55.31%      47.29%
Asset Allocation Fund
 Class C (at net asset
 value)                          16.25% 13.27%    7.39%      11.04%      55.22%      50.21%
Asset Allocation Fund
 Class C (net of
 CDSC***)                        15.25% 13.27%    7.39%      11.04%      55.22%      50.21%

  * All since inception returns for the indexes begin on the month-end closest to the actual inception date of the Fund.
  + Comprised of 50% of the return of the S&P 500 and 50% of the return of the
    Lehman Brothers Aggregate Bond Index.
 ** The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1% over 6 years.
*** The returns reflect the applicable Contingent Deferred Sales Charge of 1%
    for 12 months.
  # Current investment manager (subadvisor) assignment became effective
    12/13/91.

                        PORTFOLIO MANAGER'S COMMENTARY

The Federal Reserve's return to a policy of neutrality helped to propel both stock and bond markets this year to see record returns. The fixed income mar-ket had an unusually good year in terms of capital appreciation as the 30-year Treasury yield declined to 6.33% from 7.97% over the course of the year. The Fund's underperformance can be explained by both our fixed income strategy and our equity strategy over the year. Over the period, we were slightly overweighted in mortgages relative to the benchmark and this proved to be a disappointing strategy. In the equity portion of the portfolio, we were overweighted in the retail sector and other cyclical sectors compared to the S&P 500 and these were weak during the period. Cyclical stocks fared poorly as investors worried about a possible slowdown in the economy. Equity holdings which benefitted the portfolio over the course of the year were Philip Morris, Tenet Healthcare, Entergy and NationsBank. In our view although stock levels appear expensive, both our growth and valuation models are bullish enough so overall we find stocks attractive.

                             STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE: To seek a high level of total return consistent with preserva-tion of capital, by giving its portfolio manager broad discre-tion to deploy the Portfolio's assets among certain segments of the fixed-income market as the portfolio manager believes will best contribute to achievement of the Portfolio's invest-ment objective.

PORTFOLIO MANAGER: Salomon Brothers Asset Management Inc

INCEPTION DATE: November 1, 1993

         Change in Value of $10,000 Investment and Comparative Indices

                             [CHART APPEARS HERE]

--------------------------------------------------------------------------------
A line graph showing the growth (including reinvestment of dividends and capital gains) of a $10,000 investment in North American Funds' Strategic Income Fund Class A shares at net asset value on November 1, 1993 through October 31, 1995, as compared with the growth of a $10,000 investment in the Lehman Brothers Aggregate Bond Index. The graph also depicts the growth of a $10,000 investment in Class A shares of the Strategic Income Fund on November 1, 1993 through October 31, 1995, assuming the deduction of the maximum 4.75% front-end sales change at the time of the initial investment and reinvestment of dividends and capital gains at net asset value. The following are the plot points used to draw this line graph.
--------------------------------------------------------------------------------

                      Growth of $10,000 Invested in          Growth of $10,000 Invested in               Growth of $10,000
                    Class A shares at Net Asset Value       Class A shares with 4.75% charge       Investment in the Lehman Brothers
Month Ended           of the Strategic Income Fund            of the Strategic Income Fund              Aggregate Bond Index
Oct-93                         $10,000                                   $9,525                                 $10,000
Nov-93                         $10,019                                   $9,543                                  $9,915
Dec-93                         $10,122                                   $9,641                                  $9,969
Jan-94                         $10,283                                   $9,795                                 $10,103
Feb-94                         $10,001                                   $9,525                                  $9,928
Mar-94                          $9,539                                   $9,086                                  $9,683
Apr-94                          $9,444                                   $8,996                                  $9,606
May-94                          $9,567                                   $9,113                                  $9,604
Jun-94                          $9,522                                   $9,070                                  $9,583
Jul-94                          $9,564                                   $9,110                                  $9,773
Aug-94                          $9,615                                   $9,158                                  $9,786
Sep-94                          $9,638                                   $9,180                                  $9,642
Oct-94                          $9,621                                   $9,164                                  $9,633
Nov-94                          $9,561                                   $9,107                                  $9,612
Dec-94                          $9,435                                   $8,986                                  $9,678
Jan-95                          $9,448                                   $8,999                                  $9,869
Feb-95                          $9,543                                   $9,090                                 $10,104
Mar-95                          $9,592                                   $9,136                                 $10,166
Apr-95                          $9,899                                   $9,429                                 $10,308
May-95                         $10,244                                   $9,758                                 $10,707
Jun-95                         $10,381                                   $9,888                                 $10,785
Jul-95                         $10,428                                   $9,933                                 $10,761
Aug-95                         $10,463                                   $9,966                                 $10,891
Sep-95                         $10,642                                  $10,137                                 $10,997
Oct-95                         $10,720                                  $10,211                                 $11,140

-------------------------------------------------------------------------------
The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's, Standard & Poor's or Fitch. The index includes Government, Corporate, Mortgage-backed and Asset-backed issues. All issues have at least one year to maturity and an outstanding par value of at least $100 million for Government issues and $50 million for all others. Returns are market value weighted.

Index information is available on a month-end basis only, therefore the closest month-end to the inception date of the fund has been used.
-------------------------------------------------------------------------------
                               PERFORMANCE TABLE

                                                    Average Annual   Cumulative
                                                     Total Return   Total Return
                                                            Since      Since
Periods Ending October 31, 1995                    1 Year Inception  Inception
Lehman Brothers Aggregate Bond Index*              15.65%   5.55%      11.40%
Strategic Income Fund Class A (at net asset
 value)                                            11.43%   3.56%       7.20%
Strategic Income Fund Class A (net of 4.75% sales
 charge)                                            6.14%   1.05%       2.11%
Strategic Income Fund Class B (at net asset
 value)                                            10.72%   3.02%       6.09%
Strategic Income Fund Class B (net of CDSC**)       5.72%   0.55%       1.09%
Strategic Income Fund Class C (at net asset
 value)                                            10.72%   3.01%       6.07%
Strategic Income Fund Class C (net of CDSC***)      9.72%   3.01%       6.07%

  *All since inception returns for the indexes begin on the month-end closest to the actual inception date of the Fund.
 **The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1% over 6 years.
***The returns reflect the applicable Contingent Deferred Sales Charge of 1% for 12 months.

                        PORTFOLIO MANAGER'S COMMENTARY

The U.S. fixed income markets staged an impressive rally during the year ended October 31, 1995, supported by signs of economic weakness and an overall shift in investor sentiment that the Fed's next move would be to ease short term in-terest rates. During the year, the Fund allocated its assets among U.S. in-vestment grade, International Government, U.S. High Yield and Emerging Markets Debt sectors. The heaviest weighting was given to the U.S. High Yield sector as an improvement in credit fundamentals and near record flows into mutual funds continued to provide strong support for this sector. The Fund also main-tained about a 22% allocation to the emerging debt market sector for most of the year. The emerging debt markets did trade off in the early part of the year due to the reaction to the Mexican peso devaluation. However, the market rebounded as the outlook for sovereign risk improved and better technical fac-tors ensued. During the year, Poland was awarded an investment grade rating marking a positive contribution to the Fund. We continue to believe that this sector offers attractive long term total return opportunities. On the interna-tional government side, the Fund maintained an underweighting in Japanese gov-ernment bonds and an overweighting in German government bonds. The non-dollar positions continue to be hedged to minimize currency risk. We believe that prospects for growth for both Japan and Europe will be below trend over the next six months. In addition, we expect the Bundesbank to ease its discount rate in the next several months. Finally the U.S. investment grade sector made a positive contribution to the Fund Treasury Bonds rallied throughout the year. Low inflation and declining interest rates contributed to the overall positive returns for the fixed income markets.

                         INVESTMENT QUALITY BOND FUND

INVESTMENT OBJECTIVE: To seek a high level of current income consistent with the maintenance of principal and liquidity, by investing primar-ily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities.

PORTFOLIO MANAGER: Wellington Management Company

INCEPTION DATE: May 1, 1991

         Change in Value of $10,000 Investment and Comparative Indices

                             [CHART APPEARS HERE]

------------------------------------------------------------------------------
 A line graph showing the growth (including reinvestment of dividends and capital gains) of a $10,000 investment in North American Funds' Investment Quality Bond Fund Class A shares at net asset value on May 1, 1991 through October 31, 1995, as compared with the growth of a $10,000 investment in the Lehman Brothers Aggregate Bond Index over the same period. The graph also depicts the growth of a $10,000 investment in Class A shares of the Investment Quality Bond Fund on May 1, 1991 through October 31, 1995, assuming the deduction of the maximum 4.75% front-end sales charge at the time of the initial investment and reinvestment of dividends and capital gains at net asset value. The following are the plot points used to draw this line graph.
------------------------------------------------------------------------------

                    Growth of $10,000 Invested in           Growth of $10,000 Invested in                 Growth of $10,000
                  Class A shares at Net Asset Value        Class A shares with 4.75% charge        Investment in the Lehman Brothers
Month Ended      of the Investment Quality Bond Fund      of the Investment Quality Bond Fund            Aggregate Bond Index
Apr-91                      $10,000                                    $ 9,525                               $10,000
May-91                      $10,085                                    $ 9,606                               $10,058
Jun-91                      $10,080                                    $ 9,602                               $10,053
Jul-91                      $10,157                                    $ 9,674                               $10,193
Aug-91                      $10,395                                    $ 9,901                               $10,413
Sep-91                      $10,614                                    $10,110                               $10,624
Oct-91                      $10,721                                    $10,212                               $10,743
Nov-91                      $10,808                                    $10,294                               $10,841
Dec-91                      $11,200                                    $10,668                               $11,163
Jan-92                      $10,991                                    $10,469                               $11,011
Feb-92                      $11,085                                    $10,558                               $11,083
Mar-92                      $11,018                                    $10,495                               $11,020
Apr-92                      $11,065                                    $10,540                               $11,100
May-92                      $11,320                                    $10,782                               $11,309
Jun-92                      $11,511                                    $10,964                               $11,465
Jul-92                      $11,791                                    $11,231                               $11,699
Aug-92                      $11,915                                    $11,349                               $11,817
Sep-92                      $12,085                                    $11,511                               $11,958
Oct-92                      $11,901                                    $11,335                               $11,799
Nov-92                      $11,930                                    $11,363                               $11,802
Dec-92                      $12,127                                    $11,551                               $11,989
Jan-93                      $12,382                                    $11,794                               $12,219
Feb-93                      $12,604                                    $12,006                               $12,433
Mar-93                      $12,676                                    $12,074                               $12,485
Apr-93                      $12,757                                    $12,151                               $12,572
May-93                      $12,769                                    $12,162                               $12,588
Jun-93                      $13,016                                    $12,397                               $12,816
Jul-93                      $13,051                                    $12,431                               $12,889
Aug-93                      $13,312                                    $12,680                               $13,114
Sep-93                      $13,372                                    $12,737                               $13,150
Oct-93                      $13,408                                    $12,771                               $13,200
Nov-93                      $13,192                                    $12,565                               $13,087
Dec-93                      $13,254                                    $12,624                               $13,158
Jan-94                      $13,437                                    $12,799                               $13,336
Feb-94                      $13,081                                    $12,459                               $13,104
Mar-94                      $12,654                                    $12,053                               $12,781
Apr-94                      $12,524                                    $11,929                               $12,679
May-94                      $12,517                                    $11,923                               $12,677
Jun-94                      $12,474                                    $11,881                               $12,649
Jul-94                      $12,706                                    $12,103                               $12,901
Aug-94                      $12,712                                    $12,109                               $12,917
Sep-94                      $12,503                                    $11,909                               $12,726
Oct-94                      $12,459                                    $11,867                               $12,715
Nov-94                      $12,428                                    $11,838                               $12,687
Dec-94                      $12,534                                    $11,938                               $12,774
Jan-95                      $12,749                                    $12,143                               $13,027
Feb-95                      $13,056                                    $12,436                               $13,337
Mar-95                      $13,130                                    $12,506                               $13,419
Apr-95                      $13,322                                    $12,689                               $13,606
May-95                      $13,859                                    $13,201                               $14,133
Jun-95                      $13,947                                    $13,286                               $14,236
Jul-95                      $13,902                                    $13,241                               $14,205
Aug-95                      $14,058                                    $13,390                               $14,376
Sep-95                      $14,201                                    $13,527                               $14,516
Oct-95                      $14,441                                    $13,755                               $14,705

--------------------------------------------------------------------------------
The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's, Standard & Poor's or Fitch. The Index includes Government, Corporate, Mortgage-backed and Asset-backed issues. All issues have at least one year to maturity and an outstanding par value of at least $100 million for Government issues and $50 million for all others. Returns are market value weighted.

Index information is available on a month-end basis only, therefore the closest month-end to the inception date of the fund has been used.
--------------------------------------------------------------------------------

                               PERFORMANCE TABLE

                                               Average Annual
                                                Total Return    Cumulative
                                                               Total Return
                                                       Since      Since
Periods Ending October 31, 1995               1 Year Inception  Inception
Lehman Brothers Aggregate Bond Index*         15.65%   8.95%      47.05%
50%/50% Composite Index*+                     17.07%   9.60%      51.03%
Investment Quality Bond Fund Class A (at net
 asset value)                                 15.91%   8.52%      44.41%
Investment Quality Bond Fund Class A (net of
 4.75% sales charge)                          10.40%   7.35%      37.55%
Investment Quality Bond Fund Class B (at net
 asset value)                                 15.12%   8.28%      43.02%
Investment Quality Bond Fund Class B (net of
 CDSC**)                                      10.12%   7.95%      41.02%
Investment Quality Bond Fund Class C (at net
 asset value)                                 15.12%   8.28%      43.02%
Investment Quality Bond Fund Class C (net of
 CDSC***)                                     14.12%   8.28%      43.02%

  *All since inception returns for the indexes begin on the month-end closest to the actual inception date of the Fund.
  +Comprised of 50% of the return of the Lehman Brothers Corporate Bond Index and 50% of the return of the Lehman Brothers Government Bond Index.
 **The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1% over 6 years.
***The returns reflect the applicable Contingent Deferred Sales Charge of 1% for 12 months.

                        PORTFOLIO MANAGER'S COMMENTARY

The bond market rallied strongly during the year ended October 31, 1995. Per-ceptions of a strong economy turned substantially weaker, inflation stayed low, and hopes grew for a material reduction in the government budget deficit. For the fiscal year, the Fund had a net asset value total return of 15.91% compared to 15.65% for the Lehman Aggregate Bond Index. Among the three pri-mary bond market sectors, corporate securities fared best, as earnings stayed resilient and deleveraging continued, government securities finished next, and mortgages fared the worst, as declining interest rates increased prepayment risk and caused prices to lag. In general, investors preferred to buy bonds with incremental spread over Treasury Bonds, such as corporates and mortgages, rather than stay in Treasury Bonds and assume that capital gains would contin-ue. The Fund's net asset value total return was aided by two main features. Duration was maintained in a range from neutral to modestly more aggressive than the market's duration, clearly adding to returns during the strong rally. The Fund's emphasis on the mortgage sector, where we paid close attention to prepayment risk did not suffer to the same degree as the overall mortgage mar-ket and added to total return relative to staying in Treasury Bonds. The weighting in the corporate sector also provided a boost to the Fund's total return.

                        U.S. GOVERNMENT SECURITIES FUND

INVESTMENT OBJECTIVE: To seek a high level of current income consistent with preser-vation of capital and maintenance of liquidity by investing in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

PORTFOLIO MANAGER: Salomon Brothers Asset Management Inc

INCEPTION DATE: August 28, 1989

         Change in Value of $10,000 Investment and Comparative Indices

                             [CHART APPEARS HERE]

--------------------------------------------------------------------------------
A line graph showing the growth (including reinvestment of dividends and capital gains) of a $10,000 investment in North American Funds' National Municipal Bond Fund Class A shares at net asset value on July 6, 1993 through October 31, 1995, as compared with the growth of a $10,000 investment in the Lehman Brothers Municipal Bond Index over the same period. The graph also depicts the growth of a $10,000 investment in Class A shares of the National Municipal Bond Fund on July 6, 1993 through October 31, 1995, assuming the deduction of the maximum 4.75% front-end sales charge at the time of the initial investment and reinvestment of dividends and capital gains at net asset value. The following are the plot points used to draw this line graph.
------------------------------------------------------------------------------


                    Growth of $10,000 Invested in          Growth of $10,000 Invested in            Growth of $10,000
                  Class A shares at Net Asset Value      Class A shares with 4.75% charge      Investment in the Lehman Bros.
Month Ended          of the National Muni Fund               of the National Muni Fund             Municipal Bond Index
Jun-93                        $10,000                                 $9,525                             $10,000
Jul-93                        $10,020                                 $9,544                             $10,013
Aug-93                        $10,261                                 $9,774                             $10,221
Sep-93                        $10,373                                 $9,881                             $10,338
Oct-93                        $10,417                                 $9,922                             $10,358
Nov-93                        $10,300                                 $9,811                             $10,266
Dec-93                        $10,457                                 $9,960                             $10,483
Jan-94                        $10,616                                $10,112                             $10,603
Feb-94                        $10,302                                 $9,813                             $10,328
Mar-94                         $9,665                                 $9,206                              $9,908
Apr-94                         $9,742                                 $9,280                              $9,992
May-94                         $9,839                                 $9,372                             $10,078
Jun-94                         $9,756                                 $9,293                             $10,020
Jul-94                         $9,944                                 $9,472                             $10,200
Aug-94                         $9,943                                 $9,471                             $10,236
Sep-94                         $9,709                                 $9,248                             $10,086
Oct-94                         $9,454                                 $9,005                              $9,907
Nov-94                         $9,158                                 $8,723                              $9,727
Dec-94                         $9,494                                 $9,043                              $9,945
Jan-95                         $9,766                                 $9,302                             $10,226
Feb-95                        $10,106                                 $9,626                             $10,523
Mar-95                        $10,195                                 $9,711                             $10,644
Apr-95                        $10,209                                 $9,724                             $10,656
May-95                        $10,587                                $10,085                             $10,996
Jun-95                        $10,435                                 $9,939                             $10,900
Jul-95                        $10,514                                $10,015                             $11,003
Aug-95                        $10,649                                $10,143                             $11,143
Sep-95                        $10,717                                $10,208                             $11,214
Oct-95                        $10,897                                $10,380                             $11,377

--------------------------------------------------------------------------------
The Lehman Brothers Municipal Bond is intended to be a benchmark for the long-term, investment-grade tax-exempt bond market. The index consists of approximately 21,000 municipal bonds which are priced by Muller Data Corporation. The bonds must have a minimum credit rating of at least Baa, been issued within the last five years and as part of a deal of at least $50 million, have a maturity of at least one year and an amount outstanding of at least $3 million. Bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons are excluded.

Index information is available on a month-end basis only, therefore the closest month-end to the inception date of the fund has been used.
--------------------------------------------------------------------------------


                               PERFORMANCE TABLE

                                      Average Annual Total Return       Cumulative Total Return
                                                  Since      Since#       Since      Since#
Periods Ending October 31, 1995  1 Year 5 Years Inception Dec. 13, 1991 Inception Dec. 13, 1991
Merrill Lynch 1-10 Year
 Government Index*               11.92%  8.37%    8.47%       7.04%      65.14%      30.54%
U.S. Government
 Securities Fund Class A
 (at net asset value)            13.15%  8.38%    8.02%       6.82%      60.96%      29.24%
U.S. Government
 Securities Fund Class A
 (net of 4.75%
 sales charge)                    7.77%  7.33%    7.17%       5.49%      53.31%      23.08%
U.S. Government
 Securities Fund Class B
 (at net asset value)            12.45%  8.18%    7.86%       6.57%      59.47%      28.04%
U.S. Government
 Securities Fund Class B
 (net of CDSC**)                  7.45%  7.88%    7.86%       5.92%      59.47%      25.04%
U.S. Government
 Securities Fund Class C
 (at net asset value)            12.45%  8.18%    7.86%       6.57%      59.47%      28.04%
U.S. Government
 Securities Fund Class C
 (net of CDSC***)                11.45%  8.18%    7.86%       6.57%      59.47%      28.04%

  *All since inception returns for the indexes begin on the month-end closest to the actual inception date of the Fund.
 **The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1% over 6 years.
***The returns reflect the applicable Contingent Deferred Sales Charge of 1%
   for 12 months.
  #Current investment manager (subadvisor) assignment became effective 12/13/91.

                        PORTFOLIO MANAGER'S COMMENTARY

The U.S. fixed income markets staged an impressive rally in 1995 supported by signs of economic weakness and an overall shift in investor sentiment that the Fed's next move would be to ease short term interest rates. As the year began, we lengthened the Fund's average duration and moved to a bullet structure to participate in the rally. We also reduced the exposure to mortgage securities to protect the fund from prepayments resulting from increased refinancing ac-tivity. Moving into the second half of the year, we shifted to a neutral dura-tion position as economic indicators revealed that a recession threat was sub-siding. The Fund decreased its holdings of CMOs and agency debentures as spreads on those securities tightened. Proceeds from the liquidations were in-vested into Treasury Bonds and discount 15 year pass-throughs. The Fund posted a 13.15% return for the one year period outperforming the Merrill Lynch 1-10 Year Government Index by 1.23%. In December of 1994, the Fund changed its benchmark from the Merrill Lynch 1-5 Year Government Index to the Merrill Lynch 1-10 Year Government Index. The Merrill Lynch 1-10 Year Government Index better reflects the average duration of the portfolio.

We expect some steepening of the yield curve over the next several months and continue to favor a bullet structure for the Fund to take advantage of this. We remain optimistic about the prospects for a credible budget reduction out of Washington and a further interest rate easing over the next six months.

                         NATIONAL MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE: To seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital, by investing primarily in a portfolio of municipal obligations. The portfolio will not invest in municipal obli-gations that are rated below investment grade at the time of purchase.

PORTFOLIO MANAGER: Salomon Brothers Asset Management Inc

INCEPTION DATE: July 6, 1993

        Change in Value of $10,000 Investment and Comparative Indices

                             [CHART APPEARS HERE]

-------------------------------------------------------------------------------
A line graph showing the growth (including reinvestment of dividends and capital gains) of a $10,000 investment in North American Funds' U.S. Government Securities Fund Class A shares at net asset value on August 28, 1989 through October 31, 1995, as compared with the growth a $10,000 investment in the Merrill Lynch 1-10 Year Government Index over the same period. The graph also depicts the growth of a $10,000 investment in Class A shares of the U.S. Government Securities Fund on August 28, 1989 through October 31, 1995, assuming the deduction of the maximum 4.75% front-end sales charge at the time of the initial investment and reinvestment of dividends and capital gains at net asset value. The following are the plot points used to draw this line graph.
-------------------------------------------------------------------------------

                  Growth of $10,000 Invested in         Growth of $10,000 Invested in             Growth of $10,000
                Class A shares at Net Asset Value     Class A shares with a 4.75% charge    Investment in the Merrill Lynch
Month Ended     of the U.S. Gov't Securities Fund     of the U.S. Gov't Securities Fund       1-10 Year Government Index
Jul-89                          $10,000                         $ 9,525                                 $10,000
Aug-89                          $ 9,979                         $ 9,505                                 $10,000
Sep-89                          $ 9,995                         $ 9,520                                 $10,050
Oct-89                          $10,166                         $ 9,683                                 $10,256
Nov-89                          $10,255                         $ 9,767                                 $10,357
Dec-89                          $10,302                         $ 9,812                                 $10,383
Jan-90                          $10,201                         $ 9,716                                 $10,324
Feb-90                          $10,227                         $ 9,742                                 $10,349
Mar-90                          $10,233                         $ 9,747                                 $10,370
Apr-90                          $10,162                         $ 9,680                                 $10,334
May-90                          $10,386                         $ 9,892                                 $10,552
Jun-90                          $10,523                         $10,024                                 $10,690
Jul-90                          $10,662                         $10,155                                 $10,843
Aug-90                          $10,557                         $10,055                                 $10,796
Sep-90                          $10,638                         $10,133                                 $10,894
Oct-90                          $10,765                         $10,254                                 $11,046
Nov-90                          $10,984                         $10,463                                 $11,211
Dec-90                          $11,148                         $10,619                                 $11,370
Jan-91                          $11,290                         $10,754                                 $11,485
Feb-91                          $11,362                         $10,823                                 $11,545
Mar-91                          $11,424                         $10,881                                 $11,608
Apr-91                          $11,545                         $10,997                                 $11,728
May-91                          $11,614                         $11,062                                 $11,795
Jun-91                          $11,611                         $11,060                                 $11,807
Jul-91                          $11,789                         $11,229                                 $11,934
Aug-91                          $11,969                         $11,400                                 $12,157
Sep-91                          $12,149                         $11,572                                 $12,364
Oct-91                          $12,258                         $11,675                                 $12,504
Nov-91                          $12,366                         $11,779                                 $12,651
Dec-91                          $12,638                         $12,038                                 $12,960
Jan-92                          $12,490                         $11,897                                 $12,829
Feb-92                          $12,570                         $11,973                                 $12,878
Mar-92                          $12,471                         $11,879                                 $12,825
Apr-92                          $12,624                         $12,024                                 $12,942
May-92                          $12,816                         $12,207                                 $13,127
Jun-92                          $13,009                         $12,391                                 $13,317
Jul-92                          $13,242                         $12,613                                 $13,564
Aug-92                          $13,369                         $12,734                                 $13,721
Sep-92                          $13,550                         $12,907                                 $13,911
Oct-92                          $13,379                         $12,744                                 $13,740
Nov-92                          $13,314                         $12,681                                 $13,679
Dec-92                          $13,476                         $12,836                                 $13,859
Jan-93                          $13,714                         $13,063                                 $14,118
Feb-93                          $13,886                         $13,227                                 $14,329
Mar-93                          $14,004                         $13,339                                 $14,383
Apr-93                          $14,089                         $13,420                                 $14,497
May-93                          $14,037                         $13,370                                 $14,454
Jun-93                          $14,246                         $13,569                                 $14,661
Jul-93                          $14,290                         $13,612                                 $14,691
Aug-93                          $14,474                         $13,786                                 $14,916
Sep-93                          $14,518                         $13,829                                 $14,980
Oct-93                          $14,535                         $13,845                                 $15,006
Nov-93                          $14,454                         $13,767                                 $14,934
Dec-93                          $14,505                         $13,816                                 $14,992
Jan-94                          $14,638                         $13,943                                 $15,142
Feb-94                          $14,438                         $13,752                                 $14,927
Mar-94                          $14,266                         $13,588                                 $14,718
Apr-94                          $14,269                         $13,591                                 $14,618
May-94                          $14,257                         $13,580                                 $14,633
Jun-94                          $14,231                         $13,555                                 $14,643
Jul-94                          $14,396                         $13,712                                 $14,825
Aug-94                          $14,444                         $13,758                                 $14,871
Sep-94                          $14,268                         $13,590                                 $14,752
Oct-94                          $14,226                         $13,550                                 $14,755
Nov-94                          $14,190                         $13,516                                 $14,681
Dec-94                          $14,274                         $13,596                                 $14,737
Jan-95                          $14,512                         $13,823                                 $14,981
Feb-95                          $14,812                         $14,109                                 $15,268
Mar-95                          $14,899                         $14,191                                 $15,352
Apr-95                          $15,063                         $14,348                                 $15,528
May-95                          $15,618                         $14,876                                 $15,972
Jun-95                          $15,706                         $14,960                                 $16,076
Jul-95                          $15,652                         $14,909                                 $16,087
Aug-95                          $15,805                         $15,054                                 $16,219
Sep-95                          $15,910                         $15,154                                 $16,328
Oct-95                          $16,096                         $15,331                                 $16,514

-------------------------------------------------------------------------------
The Merrill Lynch 1-10 Year Government Index consists of all those issues in the Government Master Index with a maturity greater than or equal to one year and less than or equal to ten years. When an issue no longer meets the maturity criteria, it is dropped from the index.

Index information is available on a month-end basis only, therefore the closest month-end to the inception date or the fund has been used.
-------------------------------------------------------------------------------

                               PERFORMANCE TABLE

                                               Average Annual
                                                Total Return    Cumulative
                                                               Total Return
                                                       Since      Since
Periods Ending October 31, 1995               1 Year Inception   Inception
Lehman Brothers Municipal Long Bond Index*    14.84%   5.68%      13.77%
National Municipal Bond Fund Class A (at net
 asset value)                                 15.26%   3.79%       8.97%
National Municipal Bond Fund Class A (net of
 4.75% sales charge)                           9.79%   1.62%       3.80%
National Municipal Bond Fund Class B (at net
 asset value)                                 14.42%   3.23%       7.62%
National Municipal Bond Fund Class B (net of
 CDSC**)                                       9.42%   1.55%       3.62%
National Municipal Bond Fund Class C (at net
 asset value)                                 14.42%   3.23%       7.62%
National Municipal Bond Fund Class C (net of
 CDSC***)                                     13.42%   3.23%       7.62%

  *All since inception returns for the indexes begin on the month-end closest to the actual inception date of the Fund.
 **The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1% over 6 years.
***The returns reflect the applicable Contingent Deferred Sales Charge of 1% for 12 months.

                        PORTFOLIO MANAGER'S COMMENTARY

The Fund participated in this year's fixed-income rally as evidenced by its net asset value return of 15.26%. The year started with a high degree of vola-tility and uncertainty as interest rates climbed through mid-November followed by the bankruptcy announcement of Orange County, California in December, 1994. During the first quarter of the new year, long tax-exempt securities outperformed Treasury Bonds in part due to a dramatic decline in new issue supply. With interest rates ratcheting down, April marked the beginning of a resurgence in the new issue calendar which would remain steady for the balance of the year. At the same time, debate over tax reform and its implications for municipals unsettled investors and altered the relationship between tax-ex-empts and the taxable market. The uncertainty led individual investors to seek safe harbor in short municipals which remained rich, and left longer maturi-ties to become increasingly undervalued. In addition, municipals were dealt a further blow as the allure of higher returns in the stock market diverted some funds usually earmarked for tax-exempts. Toward year end, longer maturity municipals began to see some support as mutual funds restructured their port-folios in order to achieve more favorable call and coupon features. Individual investors also extended, but contained their purchases to inside of twenty years. While market technicals are expected to remain favorable over the com-ing months, continued rhetoric over tax reform is likely to cause periodic volatility.

Results of Special Meeting of Shareholders
--------------------------------------------------------------------------------
   On December 5, 1995 a Special Meeting of Shareholders of the North American Funds was held for the purpose of considering and voting upon:

Proposal 1  Approval of a new investment advisory agreement between the North
----------
            American Funds (the "Fund") and NASL Financial Services, Inc., the Fund's investment adviser (the "Adviser").

Proposal 2  Approval of new subadvisory agreements between the Adviser and each
----------
            of the subadvisers that perform subadvisory services for the portfolios of the Fund, in each case on substantially identical terms as the current agreement (shareholders of each portfolio voted on the subadvisory agreement applicable to such portfolio).

Proposal 3  Approval of a new subadvisory consulting agreement for the Strategic
----------
            Income Fund between Salomon Brothers Asset Management Inc and Salomon Brothers Asset Management Limited, on substantially identical terms as the current agreement (only shareholders of the Strategic Income Fund voted on this proposal).

Proposal 4  Approval of an amendment to the fundamental investment restriction
----------
            of the Fund regarding borrowing to permit each portfolio of the Fund to borrow (i) for temporary or emergency purposes (not for leveraging) in an amount up to 33 1/3% of its assets and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and similar transactions.

At the meeting, all proposals were approved by shareholders of each portfolio. The number of votes cast FOR or AGAINST or which ABSTAINED from voting is set forth below for each proposal:


                                                 SHARES
---------                           --------------------------------
PORTFOLIO                              FOR       AGAINST   ABSTAINED
---------                           ----------   -------   ---------

PROPOSAL 1
----------
Global Growth                        4,862,894    94,501     296,775
Growth                               3,878,646   247,821     150,960
Growth and Income                    3,046,668    15,592     271,481
International Growth and Income      1,670,388    14,106      68,544
Asset Allocation                     3,942,104    72,626     323,924
Strategic Income                     2,522,386    19,410     154,433
Investment Quality Bond                981,216    14,901      73,545
U.S. Government Securities           5,209,086   109,303     497,055
National Municipal Bond                971,872    13,629     107,007
Money Market                        10,196,728   188,359     548,928

PROPOSAL 2
----------
Global Growth                        4,839,738   113,145     301,287
Growth                               3,866,913   118,566     291,948
Growth and Income                    3,029,485    22,848     281,409
International Growth and Income      1,669,122    14,139      69,775
Asset Allocation                     3,924,672    87,556     326,426
Strategic Income                     2,520,599    29,623     146,008
Investment Quality Bond                976,579    13,348      79,735
U.S. Government Securities           5,194,194   114,577     506,673
National Municipal Bond                977,007     8,272     107,231
Money Market                        10,286,633   199,863     447,519

PROPOSAL 3
----------
Strategic Income                     2,523,025    28,707     144,497

PROPOSAL 4
----------
Global Growth                        4,794,693   166,610     292,867
Growth                               3,783,100   203,053     291,275
Growth and Income                    2,978,703    70,512     284,527
International Growth and Income      1,638,234    41,509      73,295
Asset Allocation                     3,868,842   149,675     320,137
Strategic Income                     2,431,870    76,450     187,909
Investment Quality Bond                957,632    30,324      81,705
U.S. Government Securities           5,036,175   250,219     529,050
National Municipal Bond                983,549    25,214      83,746
Money Market                         9,875,744   523,333     534,938

REPORT OF INDEPENDENT ACCOUNTANTS
------------------------------------

To the Trustees and Shareholders of the North American Funds:


We have audited the accompanying statements of assets and liabilities of North American Funds (the "Funds") (comprising, respectively, the Global Growth, Growth, Growth and Income, International Growth and Income, Asset Allocation, Strategic Income, Investment Quality Bond, U.S. Government Securities, National Municipal Bond and Money Market Funds) including the portfolio of investments, as of October 31, 1995, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentations. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising the North American Funds as of October 31, 1995 and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.



                                    COOPERS & LYBRAND L.L.P.



Boston, Massachusetts
December 22, 1995

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                  INTERNATIONAL
                                      GLOBAL                        GROWTH AND      GROWTH AND      ASSET
                                      GROWTH          GROWTH          INCOME          INCOME     ALLOCATION
                                       FUND            FUND            FUND            FUND         FUND
                                    ------------   -------------   ------------   ------------- ------------
ASSETS
Investments in securities, at
 value* (Includes a repurchase
 agreement of $12,472,000 in
 the Asset Allocation Fund)
 (See accompanying portfolio
 of investments)...............     $131,095,029    $125,841,142    $95,030,308    $20,525,251   $110,177,967
Receivable for forward foreign
 currency contracts to sell
 (Notes 2 and 7)...............       25,374,792              --             --      3,880,853             --
Forward foreign currency
 contracts to buy, at value
 (Cost: $1,671,545 and
 $1,072,065 in the Global
 Growth and International
 Growth and Income Funds,
 respectively)
 (Notes 2 and 7)...............        1,684,655              --             --      1,027,970             --
Cash...........................              190             497            499            723            205
Foreign currency (Cost:
 $356,489, $2,269 and $909,044
 in the Global Growth, Growth
 and Income and International
 Growth and Income Funds,
 respectively).................          357,879              --          1,883        910,685             --
Receivables:
  Investments sold.............          575,728       1,515,940        989,252        131,634      9,925,043
  Fund shares sold.............          275,666         276,005        566,361        153,779         98,709
  Dividends....................          251,670         157,531        190,224         56,510         63,426
  Interest.....................              579           1,727         43,296         38,252        510,766
  Foreign tax withholding
   reclaim.....................           77,504              --             --         18,348             --
  From adviser (Note 5)........          103,011          82,643         75,771         52,256         60,664
Deferred organization expenses
 (Note 2)......................               --              --            626            557             --
Other assets...................           23,661          18,951         20,157          7,024         15,240
                                    ------------    ------------    -----------    -----------   ------------
     Total assets..............      159,820,364     127,894,436     96,918,377     26,803,842    120,852,020
                                    ------------    ------------    -----------    -----------   ------------

LIABILITIES
Forward foreign currency
 contracts to sell, at value
 (Cost: $25,374,792 and
 $3,880,853 in the Global
 Growth and International
 Growth and Income Funds,
 respectively) (Notes 2 and 7).       25,867,812              --             --      3,462,151             --
Variation margin payable for
 open futures contracts........               --              --             --             --            226
Payables:
  Forward foreign currency
   contracts to buy (Notes
   2 and 7)....................        1,671,545              --             --      1,072,065             --
  Investments purchased........               --         751,067      2,252,941        440,519     20,130,484
  Fund shares redeemed.........        1,490,339       1,375,445        177,474        146,458         68,356
  Dividend and interest
   withholding tax.............           31,642              --          1,841          8,654            111
  Investment adviser...........          102,526          75,822         55,906         16,236         59,020
  Custodian and transfer
   agent fees..................           50,904          27,923         14,997         10,186         18,934
  Other accrued expenses.......           54,158          45,208         29,708          5,943         41,046
                                    ------------    ------------    -----------    -----------   ------------
     Total liabilities.........       29,268,926       2,275,465      2,532,867      5,162,212     20,318,177
                                    ------------    ------------    -----------    -----------   ------------

NET ASSETS.....................     $130,551,438    $125,618,971    $94,385,510    $21,641,630   $100,533,843
                                    ============    ============    ===========    ===========   ============
Net assets consist of:
  Accumulated undistributed
   net investment income
   (loss) (Note 2).............       $1,556,196        $322,091       $452,599      ($231,087)    $2,141,058
  Accumulated undistributed
   net realized gain (loss)
   on investments..............       (3,967,298)     10,211,913        815,808        245,193      6,339,527
  Unrealized appreciation
   (depreciation) on:
   Investments.................        8,150,165       8,991,501     13,364,726       (326,878)     7,919,596
   Futures contracts...........               --              --             --             --         (4,372)
   Foreign currency and
    forward foreign currency
    contracts..................         (481,889)             --           (386)       375,126             --
  Capital shares at par value
   of $.001 (Note 3)...........            9,495           7,921          6,418          2,142          8,365
  Additional paid-in capital...      125,284,769     106,085,545     79,746,345     21,577,134     84,129,669
                                     -----------    ------------    -----------    -----------   ------------
     Net assets................     $130,551,438    $125,618,971    $94,385,510    $21,641,630   $100,533,843
                                    ============    ============    ===========    ===========   ============
*Investments in securities,
 at identified cost (Note 2)...     $122,944,864    $116,849,641    $81,665,582    $20,852,129   $102,258,371
                                    ============    ============    ===========    ===========   ============


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                INTERNATIONAL
                                   GLOBAL                         GROWTH AND     GROWTH AND        ASSET
                                   GROWTH           GROWTH          INCOME         INCOME        ALLOCATION
                                    FUND             FUND            FUND           FUND            FUND
                                 -----------      -----------     -----------     ----------     -----------
NET ASSET VALUES

Class A Shares
  Net assets at value.......     $23,894,330      $22,026,336     $12,179,615     $6,896,648     $10,033,223
  Shares outstanding........       1,726,660        1,381,954         827,682        682,252         834,714

Net asset value and
  redemption price per
    share.....................   $     13.84      $     15.94     $     14.72     $    10.11     $     12.02
                                 ===========      ===========     ===========     ==========     ===========
Public offering price per share
  (100/95.25 of NAV)
  On sales of $100,000 or more
    the offering price is
      reduced.................   $     14.53      $     16.73     $     15.45     $    10.61     $     12.62
                                 ===========      ===========     ===========     ==========     ===========
Class B Shares
  Net assets at value.......     $23,317,145      $19,874,107     $19,052,023     $8,421,319     $ 9,875,164
  Shares outstanding........       1,698,251        1,254,421       1,297,356        834,017         824,443

Net asset value, offering price
  and redemption price
    per share.................   $     13.73      $     15.84     $     14.69     $    10.10     $     11.98
                                 ===========      ===========     ===========     ==========     ===========
Class C Shares
  Net assets at value.......     $83,339,963      $83,718,528     $63,153,873     $6,323,663     $80,625,456
  Shares outstanding........       6,069,937        5,284,502       4,292,794        626,235       6,706,025

Net asset value, offering price
  and redemption price
    per share.................   $     13.73      $     15.84     $     14.71     $    10.10     $     12.02
                                 ===========      ===========     ===========     ==========     ===========

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                INVESTMENT          U.S.          NATIONAL
                                              STRATEGIC          QUALITY         GOVERNMENT       MUNICIPAL       MONEY
                                               INCOME              BOND          SECURITIES         BOND         MARKET
                                                FUND               FUND             FUND            FUND          FUND
                                            -------------     --------------    -------------    ----------    -----------
ASSETS

Investments in securities, at value*
  (Includes repurchase agreements of
  $19,390,000 in the U.S. Government
  Securities Fund) (See accompanying
  portfolio of investments)..............    $48,576,962        $21,104,353     $127,716,824    $20,716,170   $19,629,542
Receivable for forward foreign currency
  contracts to sell (Notes 2 and 7)......     $4,535,858                 --               --             --            --
Forward foreign currency contracts to buy,
  at value (Cost: $1,665,464)
  (Notes 2 and 7)........................     $1,673,104                 --               --             --            --
Cash.....................................          1,108                211              896         73,291           928
Foreign currency (Cost: $2,171)..........          1,076                 --               --             --            --
Receivables:
  Investments sold.......................        637,552                 --            9,995        130,592            --
  Fund shares sold.......................        334,829             78,641          179,325         85,007     2,796,870
  Dividends..............................            867                 --               --             --            --
  Interest...............................        810,457            314,957          935,846        323,275         1,175
  Foreign tax withholding reclaim........            968                 --               --             --            --
  From adviser (Note 5)..................         32,962             14,860           70,041         11,930        16,899
Deferred organization expenses (Note 2)..          7,547                623               --          6,897            --
Other assets.............................         15,434             10,138           15,236         17,352        13,664
                                             -----------        -----------     ------------    -----------   -----------
     Total assets........................     56,628,724         21,523,783      128,928,163     21,364,514    22,459,078
                                             -----------        -----------     ------------    -----------   -----------

LIABILITIES

Forward foreign currency contracts to
  sell, at value (Cost: $4,535,858)
  (Notes 2 and 7)........................      4,653,168                 --               --             --            --
Payables:
  Forward foreign currency contracts to
    buy (Notes 2 and 7)..................      1,665,464                 --               --             --            --
  Investments purchased..................      5,060,376            446,240       13,123,546        974,950            --
  Fund shares redeemed...................         85,843             19,618          135,308          8,839        94,811
  Dividends..............................        117,408             15,267          182,964         28,456         5,018
  Dividend and interest withholding tax..          1,257                 --               --             --            --
  Investment adviser.....................         28,167             10,243           65,369         10,303         4,541
  Custodian and transfer agent fees......         11,576              3,283           13,720          7,194         9,598
  Other accrued expenses.................         15,037              6,456           45,161          6,637         7,662
Deferred mortgage dollar roll income.....          3,938                 --            4,194             --            --
                                             -----------        -----------     ------------    -----------   -----------
     Total liabilities...................     11,642,234            501,107       13,570,262      1,036,379       121,630
                                             -----------        -----------     ------------    -----------   -----------
NET ASSETS...............................    $44,986,490        $21,022,676     $115,357,901    $20,328,135   $22,337,448
                                             ===========        ===========     ============    ===========   ===========

Net assets consist of:
  Accumulated undistributed net investment
    income (loss) (Note 2)...............       ($35,848)           $46,769        ($389,597)         ($572)           --
  Accumulated undistributed net realized
    loss on investments..................       (400,335)          (681,015)      (3,350,703)      (472,444)           --
  Unrealized appreciation
    (depreciation) on:
    Investments..........................       (636,076)           688,152        1,926,082        397,080            --
    Foreign currency and forward foreign
      currency contracts.................       (109,200)                --               --             --            --
  Capital shares at par value of $.001
    (Note 3).............................          4,961              1,992           11,555          2,114       $22,338
  Additional paid-in capital.............     46,162,988         20,966,778      117,160,564     20,401,957    22,315,110
                                             -----------        -----------     ------------    -----------   -----------
     Net assets..........................    $44,986,490        $21,022,676     $115,357,901    $20,328,135   $22,337,448
                                             ===========        ===========     ============    ===========   ===========
*Investments in securities, at identified
   cost (Note 2).........................     49,213,038         20,416,201      125,790,742     20,319,090    19,629,542
                                             ===========        ===========     ============    ===========   ===========

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                  INVESTMENT        U.S.         NATIONAL
                                 STRATEGIC         QUALITY       GOVERNMENT      MUNICIPAL        MONEY
                                  INCOME             BOND        SECURITIES        BOND           MARKET
                                   FUND              FUND           FUND           FUND            FUND
                                -----------      -----------     -----------     ----------     -----------
NET ASSET VALUES

Class A Shares
  Net assets at value.......    $10,041,469      $10,344,645     $81,178,946     $7,617,877     $11,378,848
  Shares outstanding........      1,107,567          979,526       8,130,813        791,917      11,378,848

Net asset value and
  redemption price
    per share...............    $      9.07      $     10.56     $      9.98     $     9.62     $      1.00
                                ===========      ===========     ===========     ==========     ===========
Public offering price per
  share (100/95.25 of NAV)
    On sales of $100,000 or
      more the offering price
        is reduced..........    $      9.52      $     11.09     $     10.48     $    10.10     $        --
                                ===========      ===========     ===========     ==========     ===========
Class B Shares
  Net assets at value.......    $20,672,386      $ 3,471,927     $13,992,934     $5,876,506     $ 1,564,104
  Shares outstanding........      2,280,183          328,970       1,402,069        610,972       1,564,104

Net asset value, offering price
  and redemption price
    per share...............    $      9.07      $     10.55     $      9.98     $     9.62     $      1.00
                                ===========      ===========     ===========     ==========     ===========
Class C Shares
  Net assets at value.......    $14,272,635      $ 7,206,104     $20,186,021     $6,833,752     $ 9,394,496
  Shares outstanding........      1,574,343          683,013       2,022,679        710,507       9,394,496

Net asset value, offering price
  and redemption price
    per share...............    $      9.07      $     10.55     $      9.98     $     9.62     $      1.00
                                ===========      ===========     ===========     ==========     ===========

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                            GROWTH    INTERNATIONAL
                                             GLOBAL                          AND       GROWTH AND       ASSET
                                             GROWTH           GROWTH        INCOME        INCOME      ALLOCATION
                                              FUND             FUND          FUND         FUND *         FUND
                                          ------------    ------------   ----------  -------------  ------------
Investment Income:

 Interest (net of $1,141 and $1,763
  withholding tax in the International
  Growth and Income and Asset
  Allocation Funds, respectively)......    $   287,020     $   771,583   $   269,878    $  94,652    $ 3,576,675
 Dividends (net of $240,552, $1,726,
  $23,496, $29,231 and $740
  withholding tax in the Global
  Growth, Growth, Growth and Income,
  International Growth and Income,
  and Asset Allocation Funds,
  respectively)........................      2,054,763       1,548,021     2,111,938      189,092      1,081,735
                                           -----------     -----------   -----------    ---------    -----------
     Total income......................      2,341,783       2,319,604     2,381,816      283,744      4,658,410
                                           -----------     -----------   -----------    ---------    -----------
Expenses:

 Distribution for Class A..............         73,621          67,051        32,645       15,082         29,492
 Distribution for Class B..............        190,549         116,728       102,904       38,902         73,080
 Distribution for Class C..............        916,826         778,650       539,778       31,365        824,230
 Investment adviser fee (Note 5).......      1,185,949         758,694       521,769      102,022        687,562
 Custodian fees........................        168,607          51,830        47,815       48,666         64,759
 Transfer agent fees...................        356,590         288,609       195,003       30,014        242,272
 Accounting/administration.............        193,451         156,770       104,998       15,705        143,001
 Audit and legal fees..................         58,396          51,023        23,180        4,062         50,007
 Amortization of deferred organization
  expenses (Note 2)....................          6,931              --         1,259           78             --
 Miscellaneous.........................         77,456          49,356        45,462       14,011         51,035
                                           -----------     -----------   -----------    ---------    -----------
 Expenses before reimbursement
  by adviser...........................      3,228,376       2,318,711     1,614,813      299,907      2,165,438

 Reimbursement of expenses by
  adviser (Note 5).....................        185,804         280,198       210,892       56,027        264,797
                                           -----------     -----------   -----------    ---------    -----------

     Net expenses......................      3,042,572       2,038,513     1,403,921      243,880      1,900,641
                                           -----------     -----------   -----------    ---------    -----------

     Net investment income (loss)......       (700,789)        281,091       977,895       39,864      2,757,769
                                           -----------     -----------   -----------    ---------    -----------

Realized and unrealized gain (loss)
 on investments, futures and
 foreign currency:

 Net realized gain (loss) on:
  Investment transactions..............     (3,295,215)     10,219,108       716,372      275,761      6,529,806
  Futures contracts....................             --              --            --           --          2,303
  Foreign currency transactions and
   forward foreign currency contracts..      1,789,553              --       102,753     (260,048)            --
 Change in unrealized appreciation
  (depreciation) on:
  Investments..........................     (2,565,015)      3,234,064     9,980,846     (326,878)     5,539,360
  Futures contracts....................             --              --            --           --         (4,372)
  Translation of foreign currency and
   forward foreign currency contracts..       (137,518)             --          (386)     375,126             --
                                           -----------     -----------   -----------    ---------    -----------

     Net gain (loss) on investments,
      futures and foreign currency.....     (4,208,195)     13,453,172    10,799,585       63,961     12,067,097
                                           -----------     -----------   -----------    ---------    -----------

Net increase (decrease) in net assets
 resulting from operations.............    ($4,908,984)    $13,734,263   $11,777,480    $ 103,825    $14,824,866
                                           ===========     ===========   ===========    =========    ===========

* For the period January 9, 1995 (commencement of operations) to October 31, 1995.



   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                          INVESTMENT        U.S.           NATIONAL
                                         STRATEGIC         QUALITY       GOVERNMENT       MUNICIPAL          MONEY
                                          INCOME             BOND        SECURITIES          BOND            MARKET
                                           FUND              FUND           FUND             FUND             FUND
                                        ----------        ----------     -----------      ----------       ----------
Investment Income:

  Interest (net of $1,317,
    $344 and $6,288 withholding
    tax in the Strategic Income,
    Investment Quality Bond and
    U.S. Government Securities
    Funds, respectively)....            $3,538,808       $1,312,109      $ 8,527,776      $1,001,625       $1,320,486
                                        ----------        ----------     -----------      ----------       ----------
Expenses:

  Distribution for Class A..                37,384           36,598          305,276          11,600               --
  Distribution for Class B..               133,210           18,574           68,916          41,698               --
  Distribution for Class C..               114,221           42,293          161,281          41,468               --
  Investment adviser fee
   (Note 5).................               265,680           99,260          661,449          96,299           44,306
  Custodian fees............                28,763           31,976           70,387          30,698           27,160
  Transfer agent fees.......                79,352           47,848          219,441          26,694           71,483
  Accounting/administration.                50,078           23,477          160,387          22,863           32,458
  Audit and legal fees......                14,418            8,177           63,444           7,156           11,017
  Amortization of deferred
   organization expenses
   (Note 2).................                 2,515            1,259               --           2,515               --
  Miscellaneous.............                33,293           26,578           54,493          27,995           33,010
                                        ----------        ----------     -----------      ----------       ----------
  Expenses before waiver
   and reimbursement
   by adviser...............               758,914          336,040        1,765,074         308,986          219,434

  Waiver of expenses and
   reimbursement by
   adviser (Note 5)........                180,344           89,606          240,085         109,122          107,839
                                        ----------        ----------     -----------      ----------       ----------
    Net expenses............               578,570          246,434        1,524,989         199,864          111,595
                                        ----------        ----------     -----------      ----------       ----------
    Net investment income...             2,960,238        1,065,675        7,002,787         801,761        1,208,891
                                        ----------        ----------     -----------      ----------       ----------
Realized and unrealized gain (loss)
 on investments and foreign currency:

  Net realized gain (loss) on:
   Investment transactions..               264,926           24,835        2,016,765        (451,322)              --
   Foreign currency transactions
    and forward foreign
    currency contracts......               (81,640)              --               --              --               --
  Change in unrealized appreciation
   (depreciation) on:
   Investments..............               919,881        1,318,370        4,354,862       1,830,370               --
   Translation of foreign
    currency and forward
    foreign currency
    contracts...............              (109,134)              --               --              --               --
                                        ----------        ----------     -----------      ----------       ----------
     Net gain on investments
      and foreign currency..               994,033        1,343,205        6,371,627       1,379,048               --
                                        ----------       ----------     -----------      ----------       ----------
Net increase in net assets
resulting from operations...            $3,954,271       $2,408,880      $13,374,414      $2,180,809       $1,208,891
                                        ==========       ==========      ===========      ==========       ==========

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                            GLOBAL GROWTH FUND                GROWTH FUND
                                       ----------------------------     ---------------------------
                                          YEAR            YEAR           YEAR           YEAR
                                          ENDED           ENDED          ENDED          ENDED
                                         10/31/95        10/31/94       10/31/95       10/31/94
                                       -------------  --------------  ------------  ---------------
Increase (decrease) in
 net assets:

Operations:
 Net investment income
  (loss).........................      $   (700,789)   $   (848,113)    $    281,091    $ (353,647)
 Net realized gain
  (loss) on:
   Investment
    transactions.................        (3,295,215)      5,396,829       10,219,108     5,394,478
   Foreign currency and
    forward foreign
    currency contracts...........         1,789,553        (793,391)              -             -
  Change in unrealized
   appreciation
   (depreciation) on:
     Investments.................        (2,565,015)      4,393,238        3,234,064    (1,865,268)
     Foreign currency and
      forward foreign
      currency contracts.........          (137,518)       (346,782)              -             -
                                       ------------    ------------     ------------   -----------
Net increase (decrease) in
 net assets resulting from
  operations.....................        (4,908,984)      7,801,781       13,734,263     3,175,563

Net equalization credits
 (charges) (Note 2)..............           (34,561)             -            21,466        19,535

Distributions to
 shareholders from:
  Net investment income
   Class A.......................                -               -                -             -
   Class B.......................                -               -                -             -
   Class C.......................                -               -                -       (137,622)
  Net realized gains on
    investments and foreign
    currency transactions
   Class A.......................          (277,128)             -          (890,547)           -
   Class B.......................        (2,291,951)             -          (316,510)           -
   Class C.......................        (1,476,968)       (881,357)      (3,831,715)     (399,699)

Increase in net assets
 from capital share
  transactions (Note 3)..........         6,043,444      63,074,225       24,302,675    25,718,450
                                       ------------    ------------     ------------   -----------
Increase (decrease) in
 net assets......................        (2,946,148)     69,994,649       33,019,632    28,376,227

Net assets at beginning
 of period.......................       133,497,586      63,502,937       92,599,339    64,223,112
                                       ------------    ------------     ------------   -----------
Net assets at end of period......      $130,551,438    $133,497,586     $125,618,971   $92,599,339
                                       ============    ============     ============   ===========
Accumulated undistributed
 net investment income (loss)....      $  1,556,196    $ (1,092,560)    $    322,091   $  (334,304)
                                       ============    ============     ============   ===========

                                                                       INTERNATIONAL
                                                                        GROWTH AND
                                         GROWTH AND INCOME FUND        INCOME FUND
                                       --------------------------     -------------
                                            YEAR          YEAR           01/09/95*
                                           ENDED          ENDED             TO
                                         10/31/95       10/31/94         10/31/95
                                       ------------   -----------     --------------
Increase (decrease) in
 net assets:

Operations:
 Net investment income
  (loss).........................      $   977,895    $   519,687    $    39,864
 Net realized gain
  (loss) on:
   Investment
    transactions.................          716,372      1,405,598        275,761
   Foreign currency and
    forward foreign
    currency contracts...........          102,753             -        (260,048)
  Change in unrealized
   appreciation
   (depreciation) on:
     Investments.................        9,980,846        605,644       (326,878)
     Foreign currency and
      forward foreign
      currency contracts.........             (386)            -         375,126
                                       -----------    -----------    -----------
Net increase (decrease) in
 net assets resulting from
  operations.....................       11,777,480      2,530,929        103,825

Net equalization credits
 (charges) (Note 2)..............           83,756         48,673             -

Distributions to
 shareholders from:
  Net investment income
   Class A.......................         (161,680)       (17,409)       (14,446)
   Class B.......................         (104,194)        (5,573)       (14,765)
   Class C.......................         (570,011)      (419,264)       (12,260)
  Net realized gains on
    investments and foreign
    currency transactions
   Class A.......................         (128,810)            -              -
   Class B.......................         (109,460)            -              -
   Class C.......................       (1,148,241)      (353,371)            -

Increase in net assets
 from capital share
  transactions (Note 3)..........       26,649,617     18,830,460     21,579,276
                                       -----------    -----------    -----------
Increase (decrease) in
 net assets......................       36,288,457     20,614,445     21,641,630

Net assets at beginning
 of period.......................       58,097,053     37,482,608             -
                                       -----------    -----------    -----------
Net assets at end of period......      $94,385,510    $58,097,053    $21,641,630
                                       ===========    ===========    ===========
Accumulated undistributed
 net investment income (loss)....      $   452,599    $   224,303    $  (231,087)
                                       ===========    ===========    ===========

-------------------
* Commencement of operations

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             ASSET ALLOCATION FUND          STRATEGIC INCOME FUND      INVESTMENT QUALITY BOND FUND
                                          ---------------------------    -------------------------     ----------------------------
                                              YEAR            YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                            10/31/95        10/31/94       10/31/95       10/31/94       10/31/95       10/31/94
                                          ----------      ----------     ----------     ----------     ----------     -------------
Increase (decrease) in net assets:

Operations:

 Net investment income................... $  2,757,769    $ 1,961,624    $ 2,960,238    $ 1,477,142    $ 1,065,675   $   871,065
 Net realized gain (loss) on:
  Investment transactions................    6,529,806      4,389,994        264,926       (672,756)        24,835      (728,382)
  Futures contracts......................        2,303
  Foreign currency and forward foreign
   currency contracts....................           -              -         (81,640)       (12,035)            -             -
 Change in unrealized appreciation
  (depreciation) on:
  Investments............................    5,539,360     (5,721,035)       919,881     (1,555,957)     1,318,370    (1,230,724)
  Futures contracts......................       (4,372)
  Foreign currency and forward foreign
   currency contracts....................           -              -        (109,134)           (66)            -             -
                                          ------------    -----------    -----------    -----------    -----------   -----------

Net increase (decrease) in net assets
 resulting from operations...............   14,824,866        630,583      3,954,271       (763,672)     2,408,880    (1,088,041)

Net equalization credits (charges)
 (Note 2)................................      (54,967)        51,522             -              -          20,893        (6,490)

Distributions to shareholders from:

 Net investment income
  Class A................................     (235,768)            -        (974,298)    (1,194,801)      (701,998)     (751,752)
  Class B................................     (110,719)            -      (1,054,898)      (127,517)      (110,088)       (8,359)
  Class C................................   (1,850,266)    (1,600,382)      (930,449)      (155,606)      (255,000)      (41,612)
 Net realized gains on investments and
  foreign currency transactions
  Class A................................     (362,509)            -              -              -              -       (131,745)
  Class B................................     (237,460)            -              -              -              -             -
  Class C................................   (3,967,004)    (2,569,588)            -              -              -             -

Increase in net assets from capital
 share transactions (Note 3).............   (6,965,262)     6,876,195     14,605,227     31,628,233      5,614,479     1,399,668
                                          ------------    -----------    -----------    -----------    -----------   -----------

Increase (decrease) in net assets........    1,040,911      3,388,330     15,599,853     29,386,637      6,977,166      (628,331)

Net assets at beginning of period........   99,492,932     96,104,602     29,386,637             -      14,045,510    14,673,841
                                          ------------    -----------    -----------    -----------    -----------   -----------

Net assets at end of period.............. $100,533,843    $99,492,932    $44,986,490    $29,386,637    $21,022,676   $14,045,510
                                          ============    ===========    ===========    ===========    ===========   ===========

Accumulated undistributed net
 investment income (loss)................ $  2,141,058    $ 1,629,773    $   (35,848)   $      (781)   $    46,769   $    46,444
                                          ============    ===========    ===========    ===========    ===========   ===========

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                U.S. GOVERNMENT                NATIONAL MUNICIPAL
                                                SECURITIES FUND                     BOND FUND               MONEY MARKET FUND
                                        -----------------------------     ---------------------------   --------------------------
                                             YEAR          YEAR             YEAR           YEAR           YEAR           YEAR
                                             ENDED         ENDED            ENDED          ENDED          ENDED          ENDED
                                           10/31/95      10/31/94         10/31/95       10/31/94       10/31/95       10/31/94
                                        ------------   ------------      -----------    -----------    -----------    -----------

Increase (decrease) in net assets:

Operations:

 Net investment income...............   $  7,002,787   $  7,740,947      $   801,761    $   515,870    $ 1,208,891    $   669,113
 Net realized gain (loss) on
  investment transactions............      2,016,765     (5,787,502)        (451,322)       (10,154)            -              -
 Change in unrealized appreciation
  (depreciation) on investments......      4,354,862     (5,169,920)       1,830,370     (1,558,848)            -              -
                                        ------------   ------------      -----------    -----------    -----------    -----------

Net increase (decrease) in net assets
 resulting from operations...........     13,374,414     (3,216,475)       2,180,809     (1,053,132)     1,208,891        669,113

Net equalization charges (Note 2)....       (101,581)      (105,052)              -              -              -              -

Distributions to shareholders from:

 Net investment income
  Class A............................     (6,031,782)    (7,163,972)        (429,394)      (455,481)      (467,507)      (453,322)
  Class B............................       (421,002)       (31,100)        (188,030)       (29,972)       (88,435)        (5,777)
  Class C............................     (1,008,460)      (163,828)        (184,416)       (31,225)      (652,949)      (210,014)
 Net realized gains on investments
  Class A............................             -      (3,172,235)              -              -              -              -

Increase in net assets from capital
 share transactions (Note 3).........     (4,588,211)   (35,309,159)       7,339,594      4,048,362      1,356,401      2,871,867
                                        ------------   ------------      -----------    -----------    -----------    -----------

Increase (decrease) in net assets....      1,223,378    (49,161,821)       8,718,563      2,478,552      1,356,401      2,871,867

Net assets at beginning of period....    114,134,523    163,296,344       11,609,572      9,131,020     20,981,047     18,109,180
                                        ============   ============      ===========    ===========    ===========    ===========

Net assets at end of period..........   $115,357,901   $114,134,523      $20,328,135    $11,609,572    $22,337,448    $20,981,047
                                        ============   ============      ===========    ===========    ===========    ===========


Accumulated undistributed net
 investment income (loss)............   $   (389,597)  $    432,979      $      (572)   $      (721)            -              -
                                        ============   ============      ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------

                                                        GLOBAL GROWTH FUND
                              -------------------------------------------------------------------------------------------------
                                 YEAR     04/01/94*    YEAR       04/01/94*     YEAR        YEAR
                                ENDED        TO        ENDED         TO        ENDED       ENDED        YEARS ENDED OCTOBER, 31
                              10/31/95    10/31/94    10/31/95**  10/31/94    10/31/95**  10/31/94  ---------------------------
                               CLASS A     CLASS A     CLASS B     CLASS B      CLASS C    CLASS C    1993      1992       1991
                              --------    ---------   ----------  ---------   ----------  --------  -------   -------   --------
Net asset value, beginning
 of period...................    $ 14.82     $ 14.13     $ 14.79   $ 14.13     $ 14.79   $  13.74   $ 10.33   $ 10.76    $ 10.12

Income (loss) from
------------------
 investment operations
 ---------------------
Net investment income
 (loss) (B)..................         --       (0.01)      (0.09)    (0.03)      (0.09)     (0.10)    (0.01)    (0.02)      0.25

Net realized and unrealized
 gain (loss) on securities...      (0.54)       0.70       (0.53)     0.69       (0.53)      1.15      3.43     (0.37)      0.63
                                 -------     -------     -------   -------     -------   --------   -------   -------     ------

    Total from investment
     operations.......             (0.54)       0.69       (0.62)     0.66       (0.62)      1.05      3.42     (0.39)      0.88

Less distributions
------------------
Dividends from net
 investment income...........         --          --          --        --          --         --     (0.01)       --      (0.24)
Distributions from capital
 gains.......................      (0.44)         --       (0.44)       --       (0.44)        --        --        --         --
Distributions from capital...         --          --          --        --          --         --        --     (0.04)        --
                                 -------     -------     -------   -------     -------   --------   -------   -------     ------

    Total distributions......      (0.44)         --       (0.44)       --       (0.44)        --     (0.01)    (0.04)     (0.24)
                                 -------     -------     -------   -------     -------   --------   -------   -------     ------

Net asset value, end of
 period......................    $ 13.84     $ 14.82     $ 13.73   $ 14.79     $ 13.73   $  14.79   $ 13.74   $ 10.33     $10.76
                                 =======     =======     =======   =======     =======   ========   =======   =======     ======

    Total return.............      (3.52%)      9.16%(D)   (4.09%)    8.94%(D)   (4.09%)     8.94%    33.06%    (3.57%)     8.80%

Net assets, end of period
 (000's).....................    $23,894     $18,152     $23,317   $13,903     $83,340   $101,443   $63,503   $14,291     $8,828

Ratio of operating expenses
  to average net assets (C)..       1.75%       1.75%(A)    2.40%     2.40%(A)    2.40%      2.40%     2.40%     2.52%      1.47%

Ratio of net investment
 income (loss) to average net
   assets....................       0.03%      (0.12%)(A)  (0.61%)   (0.77%)(A)  (0.64%)    (0.91%)   (0.40%)   (0.27%)     1.41%

Portfolio turnover rate......         57%         54%         57%       54%         57%        54%       57%       69%        70%

______________________________

 *  Commencement of operations
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.

(A) Annualized
(B) After expense reimbursement by adviser of $0.02 and $0.02 per share for the Global Growth Fund - Classes A and B respectively, for the year ended October 31, 1995 and $0.01 and $0.01 per share for the Global Growth Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994, and $0.02, $0.01, $0.02, $0.02 and $0.05 per share for the Global
    Growth Fund - Class C for the years ended 1995, 1994, 1993, 1992 and 1991, respectively.
(C) The ratio of operating expenses, before reimbursement from adviser, was 1.92% and 2.58% for the Global Growth Fund - Classes A and B respectively, for the year ended October 31, 1995 and 1.97% and 2.71% for the Global Growth Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994, and 2.53%, 2.52%, 2.72%, 2.78% and 4.37% for the Global
    Growth Fund - Class C for the years ended 1995, 1994, 1993, 1992 and 1991, respectively.
(D) Historical total returns for Classes A and B shares are one year performance returns which include Class C performance prior to April 1, 1994.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                GROWTH FUND
                                            -------------------------------------------------
                                              YEAR       04/1/94*          YEAR      04/1/94*
                                              ENDED         TO             ENDED        TO
                                            10/31/95**   10/31/94        10/31/95**  10/31/94
                                             CLASS A      CLASS A         CLASS B     CLASS B
                                            ----------  ----------       ----------  ---------
Net asset value, beginning of period....         14.78    $ 14.59           14.77    $14.59

Income (loss) from investment operations
----------------------------------------
Net investment income (loss) (B)........          0.12       0.02            0.02     (0.02)
Net realized and unrealized gain
  on securities.........................          1.83       0.17            1.84      0.20
                                               -------    -------         -------    ------

          Total from investment
            operations..................          1.95       0.19            1.86      0.18

Less distributions
------------------
Distributions from capital gains........         (0.79)       ---           (0.79)      ---
                                               -------    -------         -------    ------

Net asset value, end of period..........       $ 15.94    $ 14.78         $ 15.84    $14.77
                                               =======    =======         =======    ======

          Total return..................         14.22%      4.82%(D)       13.58%     4.75%(D)

Net assets, end of period (000's).......       $22,026    $16,326         $19,874    $5,054

Ratio of operating expenses to average
  net assets (C)........................          1.34%      1.34%(A)        1.99%     1.99%(A)

Ratio of net investment income (loss) to
  average net assets....................          0.79%      0.13%(A)        0.13%    (0.52%)(A)

Portfolio turnover rate.................            54%        39%             54%       39%

______________________________

 *  Commencement of operations
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.


(A) Annualized
(B) After expense reimbursement by adviser of $0.04 and $0.05 per share for the Growth Fund - Classes A and B respectively, for the year ended October 31, 1995 and $0.06 and $0.03 per share for the Growth Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994.
(C) The ratio of operating expenses, before reimbursement by adviser, was 1.62% and 2.32% for the Growth Fund - Classes A and B respectively, for the year ended October 31, 1995 and 1.79% and 2.82% for the Growth Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes A and B shares are one year performance returns which include Class C performance prior to April 1, 1994.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                                   GROWTH FUND - CLASS C
                               ---------------------------------------------------------------------------------------------------
                                                             YEARS ENDED OCTOBER 31,                                     08/28/89*
                               --------------------------------------------------------------------------------------        TO
                                 1995**          1994           1993           1992            1991           1990        10/31/89
                               --------        --------       --------       --------        --------       ---------    ---------
Net asset value, beginning      $ 14.77        $ 14.21        $ 12.05        $ 10.70         $  8.22        $ 11.19      $ 12.25
 of period...................

Income (loss) from
------------------
 investment operations
----------------------
Net investment income (loss)       0.02          (0.07)          0.01          (0.01)           0.02           0.05         0.01
 (B).........................
Net realized and unrealized
 gain (loss) on securities...      1.84           0.74           2.15           1.37            2.54          (2.39)       (1.07)
                                -------        -------        -------        -------         -------        -------      -------

          Total from
           investment
            operations.......      1.86           0.67           2.16           1.36            2.56          (2.34)       (1.06)

Less distributions
------------------
Dividends from net
 investment income...........        -           (0.03)            -              -            (0.03)         (0.05)          -
Distributions from capital
 gains.......................     (0.79)         (0.08)            -              -               -           (0.58)          -
Distributions from capital...        -              -              -           (0.01)          (0.05)            -            -
                                -------        -------        -------        -------         -------        -------      -------

          Total distributions     (0.79)         (0.11)            -           (0.01)          (0.08)         (0.63)          -
                                -------        -------        -------        -------         -------        -------      -------

Net asset value, end of
 period......................   $ 15.84        $ 14.77        $ 14.21        $ 12.05         $ 10.70        $  8.22      $ 11.19
                                =======        =======        =======        =======         =======        =======      =======
          Total return.......     13.58%          4.75%         17.93%         12.75%          31.32%        (22.16%)      (8.65%)

Net assets, end of period
 (000's).....................   $83,719        $71,219        $64,223        $24,291         $15,354       $19,370       $30,627

Ratio of operating expenses to
 average net assets (C).......     1.99%          1.99%          1.99%          2.47%           2.97%         2.85%         2.57%(A)

Ratio of net investment income
 (loss) to average net assets.     0.15%         (0.49%)         0.27%         (0.15%)          0.27%         0.43%         0.37%(A)

Portfolio turnover rate......        54%            39%            40%            91%             37%           58%           65%(A)

______________________________

*  Commencement of operations
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.


(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.04, $0.04, $0.02, $0.05 and $0.01 per share for the Growth Fund - Class C for the years ended 1995, 1994, 1993, 1992 and 1991, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver from adviser, was 2.23%, 2.29%, 2.35%, 3.00% and 3.12% for the Growth Fund -
    Class C for the years ended 1995, 1994, 1993, 1992 and 1991, respectively.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                 GROWTH AND INCOME FUND
                           --------------------------------------------------------------------------------------------------
                              YEAR     04/01/94*      YEAR      05/01/94*      YEAR      YEAR      YEARS ENDED     05/01/91*
                             ENDED        TO         ENDED         TO          ENDED     ENDED      OCTOBER 31,       TO
                           10/31/95**  10/31/94     10/31/95**  10/31/94     10/31/95   10/31/94
                            CLASS A     CLASS A      CLASS B     CLASS B      CLASS C    CLASS C   l993     1992    10/31/91
                           ----------  --------    ----------   ---------   ---------   --------   -----    -----  ---------
Net asset value, beginning
   of period..............  $ 13.09     $12.29       $ 13.08      $12.29      $  13.08   $ 12.71   $ 11.21  $ 10.51  $10.00
Income from investment
 operations
-----------
Net investment income (B).     0.26       0.12          0.16        0.10          0.18      0.15      0.14     0.18    0.11
Net realized and unrealized
 gain on securities........    1.90       0.76          1.94        0.77          1.90      0.46      1.48     0.70    0.47
                             ------     ------        ------      ------       -------    ------   -------   ------  ------

    Total from investment
     operations...........     2.16       0.88          2.10        0.87          2.08      0.61      1.62     0.88    0.58

Less distributions
------------------
Dividends from net
 investment income........    (0.23)     (0.08)        (0.19)      (0.08)        (0.15)    (0.13)    (0.12)   (0.18)  (0.07)
Distributions from capital
 gains...................     (0.30)        --         (0.30)         --         (0.30)    (0.11)       --       --      --
                             ------     ------        ------      ------       -------    ------   -------   ------  ------

    Total distributions       (0.53)     (0.08)        (0.49)      (0.08)        (0.45)    (0.24)    (0.12)   (0.18)  (0.07)
                             ------     ------        ------      ------        ------    ------   -------   ------  ------
Net asset value, end of
   period..............      $14.72     $13.09        $14.69      $13.08        $14.71    $13.08    $12.71   $11.21  $10.51
                             ======     ======        ======      ======        ======    ======   =======   ======  ======
    Total return.......       17.28%      5.06%(D)     16.73%       4.98%(D)     16.56%     4.85%    14.57%    8.42%   5.88%

Net assets, end of
   period (000's).....      $12,180     $8,134       $19,052      $3,885       $63,154   $46,078   $37,483  $10,821  $2,090

Ratio of operating
  expenses to average
  net assets (C)......         1.34%      1.34%(A)      1.99%       1.99%(A)      1.99%     1.99%     1.99%    1.94%   1.85%(A)

Ratio of net investment
 income to average net
 assets................        1.91%      1.72%(A)      1.14%       1.07%(A)      1.26%     1.11%     1.12%    1.51%   2.05%(A)

Portfolio turnover
  rate.................          40%        45%           40%         45%           40%       45%       37%      48%    111%(A)

_______________________
*   Commencement of operations
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.

(A) Annualized
(B) After expense reimbursement by adviser of $0.05 and $0.05 per share for the Growth and Income Fund - Classes A and B respectively, for the year ended October 31, 1995 and $0.05 and $0.12 per share for the Growth and Income Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994. After expense reimbursement and waiver by adviser of $0.04, $0.05, $0.06, $0.15 and $0.37 per share for the Growth and Income Fund - Class C for the years ended 1995, 1994, 1993 and 1992 and the period May 1, 1991 (commencement of operations) to October 31, 1991, respectively.
(C) The ratio of operating expenses, before reimbursement adviser, was 1.69% and 2.33% for the Growth and Income Fund - Classes A and B respectively, for the year ended October 31, 1995, and 2.08% and 3.12% for the Growth and Income Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994. The ratio of operating expenses, before reimbursement and waiver by adviser, was 2.26%, 2.38%, 2.46%, 3.18% and 10.69% for the Growth and Income Fund - Class C for the years ended 1995, 1994, 1993 and 1992 and the period May 1, 1991 (commencement of operations) to October 31, 1991, respectively.
(D) Historical total returns for Classes A and B shares are one year performance returns which include Class C performance prior to April 1, 1994.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------




                                                 INTERNATIONAL GROWTH AND INCOME FUND
                                        ------------------------------------------------------
                                             01/09/95*          01/09/95*         01/09/95*
                                                TO                TO                 TO
                                             10/31/95**         10/31/95**        10/31/95**
                                              CLASS A            CLASS B           CLASS C
                                        ------------------  ----------------  -----------------
Net asset value, beginning of period....      $10.00              $10.00          $10.00

Income from investment operations:
---------------------------------
Net investment income (B)...............        0.06                0.01            0.01
Net realized and unrealized gain on
 investments and foreign currency
 transactions...........................        0.08                0.12            0.12
                                              ------               -----          ------

          Total from investment
            operations..................        0.14                0.13            0.13

Less distributions
------------------
Dividends from net investment income....       (0.03)              (0.03)          (0.03)
                                              ------               -----          ------

Net asset value, end of period..........      $10.11              $10.10          $10.10
                                              ======              ======          ======

          Total return..................        1.37%               1.28%           1.28%


Net assets, end of period (000's).......      $6,897              $8,421          $6,324

Ratio of  operating expenses to
  average net assets (C)................        1.75%(A)            2.40%(A)        2.40%(A)

Ratio of net investment income to
  average net assets....................        0.70%(A)            0.15%(A)        0.13%(A)

Portfolio turnover rate.................          69%(A)              69%(A)          69%(A)

_____________________________

*   Commencement of operations.
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.


(A)  Annualized

(B) After expense reimbursement by adviser of $0.04, $0.04 and $0.04 per share for the International Growth and Income Fund - Classes A, B and C respectively, for the period January 9, 1995 (commencement of operations) to October 31, 1995.

(C) The ratio of operating expenses, before reimbursement from adviser, was 2.18%, 2.93% and 2.93% for the International Growth and Income Fund, Classes A, B and C respectively, for the period January 9, 1995 (commencement of operations) to October 31, 1995.



    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------



                                                          ASSET ALLOCATION FUND
                                           -------------------------------------------------------
                                              YEAR          04/1/94*        YEAR        04/1/94*
                                              ENDED            TO           ENDED          TO
                                            10/31/95**      10/31/94      10/31/95**    10/31/94
                                             CLASS A         CLASS A       CLASS B       CLASS B
                                           ------------    -----------   -----------  ------------
Net asset value, beginning of period....      $11.13         $11.06        $11.12        $11.06

Income (loss) from investment operations
----------------------------------------
Net investment income (B)...............        0.38           0.17          0.30          0.12
Net realized and unrealized gain
  (loss) on securities..................        1.35          (0.10)         1.36         (0.06)
                                              ------         ------        ------        ------
          Total from investment
            operations..................        1.73           0.07          1.66          0.06

Less distributions
------------------
Dividends from net investment income....       (0.32)            -          (0.28)           -
Distributions from capital gains........       (0.52)            -          (0.52)           -
                                              ------         ------        ------        ------
          Total distributions...........       (0.84)            -          (0.80)           -
                                              ------         ------        ------        ------
Net asset value, end of period..........      $12.02         $11.13        $11.98        $11.12
                                              ======         ======        ======        ======

          Total return..................       16.95%          0.76%(D)     16.31%         0.67%(D)

Net assets, end of period (000's).......     $10,033         $7,830        $9,875        $4,760

Ratio of operating expenses to average
  net assets (C)........................        1.34%          1.34%(A)      1.99%         1.99%(A)

Ratio of net investment income to
 average net assets.....................        3.39%          2.72%(A)      2.69%         2.07%(A)

Portfolio turnover rate.................         226%           246%          226%          246%

______________________________

*  Commencement of operations
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.


(A)  Annualized
(B) After expense reimbursement by adviser of $0.04 and $0.04 for the Asset Allocation Fund - Classes A and B respectively, for the year ended October 31, 1995 and $0.03 and $0.04 for the Asset Allocation Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994.
(C) The ratio of operating expenses, before reimbursement from adviser, was 1.69% and 2.37% for the Asset Allocation Fund - Classes A and B respectively, for the year ended October 31, 1995 and 1.86% and 2.73% for the Asset Allocation Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes A and B shares are one year performance returns which include Class C performance prior to April 1, 1994.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                    ASSET ALLOCATION FUND - CLASS C  (D)
                                --------------------------------------------------------------------------
                                                          YEARS ENDED OCTOBER 31,                 08/28/89*
                                --------------------------------------------------------------       TO
                                 1995**     1994       1993       1992       1991       1990      10/31/89
                                -------    -------    -------    -------    -------    -------    --------
Net asset value, beginning      $ 11.12    $ 11.52    $ 10.20    $  9.76    $  8.12    $  9.84     $ 10.17
 of period...................
Income (loss) from
------------------
 investment operations
 ---------------------
Net investment income (B)....      0.31       0.22       0.21       0.20       0.27       0.32        0.05
Net realized and unrealized
 gain (loss) on securities...      1.35      (0.15)      1.30       0.87       1.70      (1.66)      (0.38)
                                -------    -------    -------    -------    -------    -------     -------
          Total from
           investment
            operations.......      1.66       0.07       1.51       1.07       1.97      (1.34)      (0.33)

Less distributions
------------------
Dividends from net
 investment income...........     (0.24)     (0.18)     (0.09)     (0.19)     (0.33)     (0.26)        ---
Distributions from capital
 gains.......................     (0.52)     (0.29)     (0.10)     (0.44)       ---        ---         ---
Distributions from capital...       ---        ---        ---        ---        ---      (0.12)        ---
                                -------    -------    -------    -------    -------    -------     -------

          Total distributions     (0.76)     (0.47)     (0.19)     (0.63)     (0.33)     (0.38)        ---
                                -------    -------    -------    -------    -------    -------     -------
Net asset value, end of
 period......................   $ 12.02    $ 11.12    $ 11.52    $ 10.20    $  9.76    $  8.12     $  9.84
                                =======    =======    =======    =======    =======    =======     =======
          Total return.......     16.25%      0.67%     15.02%     11.25%     24.53%    (13.97%)     (3.24%)
Net assets, end of period
 (000's).....................   $80,626    $86,902    $96,105    $48,160    $30,724    $34,713     $43,915

Ratio of operating expenses
 to average net assets (C)...      1.99%      1.99%      1.99%      2.40%      2.88%      2.63%       2.13%(A)

Ratio of net investment
 income to average
 net assets..................      2.76%      1.93%      1.96%      1.93%      2.77%      3.34%       3.09%(A)

Portfolio turnover rate......       226%       246%       196%       171%        84%        73%         84%(A)

_____________________________
 *  Commencement of operations
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.

(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.03, $0.04, $0.03 and $0.04 for the Asset Allocation Fund - Class C for the years ended 1995, 1994, 1993 and 1992, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver from adviser, was 2.24%, 2.22%, 2.28% and 2.89% for the Asset Allocation Fund - Class C for the years ended 1995, 1994, 1993 and 1992, respectively.
(D) On July 10, 1992, the Aggressive Fund and Conservative Fund portfolios of the old Asset Allocation Funds were liquidated and shares were exchanged for shares of the new Asset Allocation Fund. The new Asset Allocation Fund is comprised of the Moderate Fund portfolio of the old Asset Allocation Fund (the accounting "survivor") and the assets of the former Aggressive and Conservative portfolios of the old Asset Allocation Funds. For purposes of presenting financial highlights - selected per share data and ratios, only the historical results of the old Moderate Fund have been presented since it is considered the accounting survivor of the merger because the investment objective of the new Asset Allocation Fund is substantially the same as that of the old Moderate Fund. At the date of the merger, 3,567,198 shares of the old Moderate Fund with a per share value of $8.11 were decreased to 2,891,572 shares with a per share value of $10.00, similar to a reverse stock split, and re-named as shares of the new Asset Allocation Fund. The historical per share data presented above has been adjusted as though a reverse stock split had occurred at the beginning of the earliest period presented which results in fewer shares outstanding at a correspondingly higher net asset value per share.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                           STRATEGIC INCOME FUND
                               --------------------------------------------------------------------------------
                                  YEAR        11/01/93*       YEAR        04/01/94*        YEAR       04/01/94*
                                  ENDED          TO           ENDED          TO            ENDED         TO
                                10/31/95      10/31/94      10/31/95      10/31/94       10/31/95     10/31/94
                                 CLASS A       CLASS A       CLASS B       CLASS B       CLASS C       CLASS C
                               ----------    ----------    ----------    ----------     ----------   ----------
Net asset value, beginning
 of period...................   $  8.90        $  10.00     $  8.90        $  9.31        $  8.90     $  9.31

Income (loss) from
 investment operations
----------------------
Net investment income (B)....      0.78            0.65        0.73           0.38           0.73        0.38
Net realized and unrealized
 gain (loss)
  on securities..............      0.18           (1.10)       0.17          (0.41)          0.17       (0.41)
                                -------         -------     -------        -------        -------      ------

        Total from investment
            operations.......      0.96           (0.45)       0.90          (0.03)          0.90       (0.03)

Less distributions
------------------
Dividends from net
 investment income...........     (0.79)          (0.65)      (0.73)         (0.38)         (0.73)      (0.38)
                                -------         -------     -------        -------        -------      ------

Net asset value, end of
 period......................   $  9.07         $  8.90     $  9.07        $  8.90        $  9.07     $  8.90
                                =======         =======     =======        =======        =======     =======

        Total return.........     11.43%          (3.79%)     10.72%         (4.18%)(D)     10.72%      (4.20%)(D)

Net assets, end of period
 (000's).....................   $10,041       $  15,507     $20,672        $ 5,440        $14,273     $ 8,439

Ratio of operating expenses
 to average net assets (C)....     1.07%           0.41%       1.95%          1.00%(A)       1.95%       1.00%(A)

Ratio of net investment
 income to average net assets..    9.08%           8.26%       8.10%          8.59%(A)       8.25%       8.59%(A)

Portfolio turnover rate......       180%            136%        180%           136%           180%        136%

______________________________

*  Commencement of operations


(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.05 and $0.04 per share for the Strategic Income Fund - Class A for the years ended October 31, 1995 and 1994, and $0.04 and $0.05 for the Strategic Income Fund - Classes B and C respectively, for the year ended October 31, 1995 and $0.05 and $0.04 for the Strategic Income Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(C) The ratio of operating expenses, before reimbursement and waiver from adviser, was 1.69% and 0.96% for the Strategic Income Fund - Class A for the years ended October 31, 1995 and 1994. The ratio of operating expenses, before reimbursement and waiver from adviser, was 2.38% and 2.37% for the Strategic Income Fund - Classes B and C respectively, for the year ended October 31, 1995 and 2.04% and 1.96% for the Strategic Income Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                     INVESTMENT QUALITY BOND FUND
                               -------------------------------------------------------------------------------------------------
                                 YEAR      YEAR       YEAR     04/01/94*     YEAR     04/01/94*       YEARS ENDED
                                 ENDED     ENDED      ENDED       TO        ENDED       TO            OCTOBER, 31      05/01/91*
                               10/31/95   10/31/94   10/31/95  10/31/94    10/31/95   10/31/94     -----------------      TO
                                CLASS A    CLASS A    CLASS B   CLASS B     CLASS C   CLASS C        1993     1992     10/31/91
                               --------   --------   --------  ---------   --------   --------     -------   -------  ----------
Net asset value, beginning
 of period...................    $  9.74    $ 11.16   $ 9.74   $10.21        $ 9.74    $10.21       $ 10.56   $10.26    $10.00

Income (loss) from
------------------
 investment operations
 ---------------------
Net investment income (B)....       0.68       0.60     0.61     0.33          0.61      0.33          0.66     0.82      0.40
Net realized and unrealized
 gain (loss) on securities...       0.82      (1.37)    0.82    (0.51)         0.82     (0.51)         0.64     0.27      0.30
                                 -------    -------   ------   ------        ------    ------       -------   ------    ------
          Total from
           investment
            operations.......       1.50      (0.77)    1.43    (0.18)         1.43     (0.18)         1.30     1.09      0.70

Less distributions
------------------
Dividends from net
 investment income...........      (0.68)     (0.56)   (0.62)   (0.29)        (0.62)    (0.29)        (0.64)    (0.7)    (0.40)
Distributions from capital
 gains.......................         --      (0.09)      --       --            --        --         (0.06)      --        --
Distributions from capital...         --         --       --       --            --        --            --       --     (0.04)
                                 -------    -------   ------   ------        ------    ------       -------   ------     -----

          Total distributions      (0.68)     (0.65)   (0.62)   (0.29)        (0.62)    (0.29)        (0.70)   (0.79)    (0.44)
                                 -------    -------   ------   ------        ------    ------       -------   ------     -----

Net asset value, end of
 period......................    $ 10.56    $  9.74   $10.55   $ 9.74        $10.55    $ 9.74       $ 11.16   $10.56    $10.26
                                 =======    =======   ======   ======        ======    ======       =======   ======    ======

          Total return.......      15.91%     (7.08%)  15.12%   (7.34%)(D)    15.12%    (7.34%)(D)    12.66%   11.00%     7.21%

Net assets, end of period
 (000's).....................    $10,345    $11,150   $3,472   $  489        $7,206    $2,406       $14,674   $6,773    $2,713

Ratio of operating expenses
 to average net assets (C)...       1.25%      1.25%    1.90%    1.90%(A)      1.90%     1.90%(A)      0.98%    0.00%     0.00%(A)

Ratio of net investment
 income to average
 net assets..................       6.72%      5.86%    5.95%    5.70%(A)      6.00%     5.70%(A)      5.82%    7.76%     7.08%(A)

Portfolio turnover rate......        132%       186%     132%     186%          132%      186%           41%      44%       39%(A)

______________________________

 *  Commencement of operations


(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.05, $0.06, $0.07, $0.27 and $0.19 per share for the Investment Quality Bond Fund - Class A for the years ended 1995, 1994, 1993 and 1992 and the period May 1, 1991 (commencement of operations) to October 31, 1991, respectively. After expense reimbursement by adviser of $0.08 and $0.06 per share for the Investment Quality Bond Fund - Classes B and C respectively, for the year ended October 31, 1995 and $0.19 and $0.07 per share for the Investment Quality Bond Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(C) The ratio of operating expenses, before reimbursement and waiver from adviser, was 1.73%, 1.74%, 1.57%, 2.56% and 3.37% for the Investment Quality Bond Fund - Class A for the years ended 1995, 1994, 1993 and 1992 and the period May 1, 1991 (commencement of operations) to October 31, 1991,
    respectively.   The ratio of operating expenses, before reimbursement by
    adviser, was 2.69% and 2.50% for the Investment Quality Bond Fund - Classes
    B and C respectively,   for the year ended October 31, 1995 and 4.88% and
    3.05% for the Investment Quality Bond Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                   U.S. GOVERNMENT  SECURITIES FUND - CLASS A
                                -----------------------------------------------------------------------------
                                                           YEARS ENDED OCTOBER 31,
                                -----------------------------------------------------------------------------
                                                                                                     08/28/89*
                                                                                                        TO
                                 1995        1994         1993        1992       1991       1990     10/31/89
                                -------    --------     --------    --------    -------    -------   --------
Net asset value, beginning      $  9.45    $  10.35     $  10.04    $   9.89    $  9.47    $  9.74    $  9.73
 of period...................

Income (loss) from
------------------
 investment operations
 ---------------------
Net investment income (B)....      0.63        0.53         0.51        0.74       0.84       0.75       0.15
Net realized and unrealized
 gain (loss) on securities...      0.57       (0.74)        0.34        0.13       0.42      (0.20)      0.01
                                -------    --------     --------    --------    -------    -------    -------

          Total from
           investment
            operations.......      1.20       (0.21)        0.85        0.87       1.26       0.55       0.16

Less distributions
------------------
Dividends from net                (0.67)      (0.50)       (0.50)      (0.72)     (0.84)     (0.75)     (0.15)
 investment income...........
Distributions from capital        ----        (0.19)       (0.04)      ----       ----       ----       ----
 gains.......................
Distributions from capital...     ----        ----         ----        ----       ----       (0.07)     ----
                                -------    --------     --------    --------    -------    -------    -------

          Total distributions     (0.67)      (0.69)       (0.54)      (0.72)     (0.84)     (0.82)     (0.15)
                                -------    --------     --------    --------    -------    -------    -------

Net asset value, end of         $  9.98    $   9.45     $  10.35    $  10.04    $  9.89    $  9.47    $  9.74
 period......................   =======    ========     ========    ========    =======    =======    =======

          Total return.......     13.15%      (2.13%)       8.64%       9.15%     13.86%      5.90%      1.66%

Net assets, end of period       $81,179    $100,622     $163,296    $118,543    $45,662    $43,299    $56,069
 (000's).....................

Ratio of operating expenses
 to average net assets (C)...      1.25%       1.25%        1.07%       0.24%      0.68%      2.28%      2.18%(A)

Ratio of net investment
 income to average
 net assets..................      6.54%       5.39%        4.97%       7.21%      8.65%      7.89%      8.54%(A)

Portfolio turnover rate......       469%        279%         208%        108%       195%        71%        93%(A)

______________________________

*  Commencement of operations

(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.02, $0.02, $0.04, $0.19, $0.18 and $0.03 per share for the U.S. Government Securities Fund - Class A for the years ended 1995, 1994, 1993, 1992, 1991 and 1990, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver from adviser, was 1.45%, 1.47%, 1.42%, 2.13%, 2.61% and 2.57% for the years ended
    1995, 1994, 1993, 1992, 1991 and 1990, respectively.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                      U.S. GOVERNMENT SECURITIES FUND
                                             --------------------------------------------------
                                                YEAR       04/1/94*       YEAR        04/1/94*
                                                ENDED         TO          ENDED          TO
                                              10/31/95     10/31/94     10/31/95      10/31/94
                                               CLASS B      CLASS B      CLASS C       CLASS C
                                             -----------  -----------  -----------  -----------
Net asset value, beginning of period....       $9.45         $9.77        $9.45         $9.77

Income (loss) from investment operations
----------------------------------------
Net investment income (B)...............        0.56          0.29         0.56          0.26
Net realized and unrealized gain (loss)
  on securities.........................        0.58         (0.35)        0.58         (0.32)
                                               -----         -----        -----         -----
          Total from investment
            operations..................        1.14         (0.06)        1.14         (0.06)

Less distributions
------------------
Dividends from net investment income....       (0.61)        (0.26)       (0.61)        (0.26)
                                               -----         -----        -----         -----

          Total distributions...........       (0.61)        (0.26)       (0.61)        (0.26)
                                               -----         -----        -----         -----

Net asset value, end of period..........       $9.98         $9.45         9.98         $9.45
                                               =====         =====        =====         =====

          Total return..................       12.45%        (2.44%)(D)   12.45%        (2.44%)(D)

Net assets, end of period (000's).......     $13,993        $2,746       20,186       $10,766

Ratio of operating expenses to average
  net assets (C)........................        1.90%         1.90%(A)     1.90%         1.90%(A)

Ratio of net investment income to
 average net assets.....................        5.53%         5.06%(A)     5.74%         5.06%(A)

Portfolio turnover rate.................         469%          279%         469%          279%

______________________________

*  Commencement of operations


(A)  Annualized
(B) After expense reimbursement by adviser of $0.04 and $0.03 per share for the U.S. Government Securities Fund - Classes B and C respectively, for the year ended October 31, 1995 and $0.08 and $0.03 per share for the U.S. Government Securities Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994 .
(C) The ratio of operating expenses, before reimbursement from adviser, was 2.28% and 2.15% for the U.S. Government Securities Fund - Classes B and C respectively, for the year ended October 31, 1995 and 3.40% and 2.44% for the U.S. Government Securities Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                               NATIONAL MUNICIPAL BOND FUND
                                ---------------------------------------------------------------------------------
                                 YEAR       YEAR        YEAR     04/01/94*        YEAR      04/01/94*
                                 ENDED      ENDED       ENDED       TO            ENDED        TO         07/6/93*
                               10/31/95   10/31/94    10/31/95   10/31/94       10/31/95    10/31/94        TO
                                CLASS A    CLASS A     CLASS B    CLASS B        CLASS C     CLASS C      10/31/93
                               --------   --------    --------   --------       --------    --------      --------
Net asset value, beginning
 of period...................   $ 8.82      $10.25     $ 8.81      $ 9.30        $ 8.81      $ 9.30        $10.00

Income (loss) from
------------------
 investment operations
 ---------------------
Net investment income (B)....     0.51        0.51       0.43        0.25          0.43        0.25          0.17
Net realized and unrealized
 gain (loss) on securities...     0.80       (1.43)      0.81       (0.49)         0.81       (0.49)         0.24
                                ------      ------     ------      ------        ------     -------        ------

          Total from
           investment
            operations.......     1.31       (0.92)      1.24       (0.24)         1.24       (0.24)         0.41

Less distributions
------------------
Dividends from net
 investment income...........    (0.51)      (0.51)     (0.43)      (0.25)        (0.43)      (0.25)        (0.16)
                                ------      ------     ------      ------        ------      ------        ------
Net asset value, end of
 period......................   $ 9.62      $ 8.82     $ 9.62      $ 8.81        $ 9.62      $ 8.81        $10.25
                                ======      ======     ======      ======        ======      ======        ======

          Total return.......    15.26%      (9.24%)    14.42%      (9.71%)(D)    14.42%      (9.71%)(D)     4.17%

Net assets, end of period
 (000's).....................   $7,618      $7,663     $5,876      $2,036        $6,834      $1,911        $9,131

Ratio of operating expenses
 to average net assets (C)...     0.80%       0.57%      1.70%       1.24%(A)      1.70%       1.24%(A)      0.23%(A)

Ratio of net investment
 income to average
 net assets..................     5.55%       5.28%      4.59%       4.62%(A)      4.53%       4.62%(A)      4.86%(A)

Portfolio turnover rate......       44%          6%        44%          6%           44%          6%          150%(A)

______________________________

 *  Commencement of operations


(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.05, $0.07 and $0.03 per share for the National Municipal Bond Fund - Class A for the years ended 1995 and 1994 and the period July 6, 1993 (commencement of operations) to October 31, 1993, respectively. After expense reimbursement and waiver by adviser of $0.07 and $0.09 per share for the National Municipal Bond Fund - Classes B and C respectively, for the year ended October 31, 1995 and $0.09 and $0.09 per share for the National Municipal Bond Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(C) The ratio of operating expenses, before reimbursement and waiver by adviser, was 1.34%, 1.26% and 1.10% for the National Municipal Bond Fund - Class A for the years ended 1995 and 1994 and the period July 6, 1993 (commencement of operations) to October 31, 1993, respectively. The ratio of operating expenses, before reimbursement and waiver by adviser, was 2.41% and 2.63% for the National Municipal Bond Fund - Classes B and C respectively, for the year ended October 31, 1995 and 2.81% and 2.78% for the National Municipal Bond Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.

   The accompanying notes are an integral part of the financial statements.

                                                                MONEY MARKET FUND -- CLASS A
                                  ---------------------------------------------------------------------------------
                                                       YEARS ENDED OCTOBER 31,                             08/28/89*
                                  --------------------------------------------------------------------        TO
                                   1995         1994        1993         1992        1991        1990      10/31/89
                                  -------      ------      -------      ------      ------      ------     --------
Net asset value, beginning
  of period.................      $  1.00      $ 1.00      $  1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00

Income from investment
----------------------
 operations
 ----------
Net investment income (B)...         0.05        0.03         0.03        0.04        0.06        0.06        0.01

Less distributions
Dividends from net
  investment income.........        (0.05)      (0.03)       (0.03)      (0.04)      (0.06)      (0.06)      (0.01)
                                  -------      ------      -------      ------      ------      ------      ------
 Net asset value, end of
  period....................      $  1.00      $ 1.00      $  1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                  =======      ======      =======      ======      ======      ======      ======
      Total return..........         5.60%       3.48%        2.80%       3.69%       6.22%       5.76%       0.53%

Net assets, end of period
   (000's)..................      $11,379      $8,499      $18,109      $2,244      $3,421      $4,526      $7,781

Ratio of operating expenses
  to average net assets (C).         0.50%       0.50%        0.50%       0.50%       1.00%       2.45%       1.96%(A)

Ratio of net investment
  income to average net
  assets....................         5.45%       3.40%        2.75%       3.77%       6.01%       5.52%       6.59%(A)

______________________________

*  Commencement of operations

(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.004, $0.0044, $0.0084, $0.0211, $0.0270 and $0.0002 per share for the Money Market Fund-Class A for the years ended 1995, 1994, 1993, 1992, 1991 and 1990, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver from adviser, was 0.96%, 0.95%, 1.32%, 2.71%, 2.68% and 2.47% for the Money
    Market Fund - Class A for the years ended 1995, 1994, 1993, 1992, 1991 and 1990, respectively.


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                               MONEY MARKET FUND
                                             -------------------------------------------------------
                                                 YEAR          04/1/94*       YEAR        04/1/94*
                                                 ENDED           TO           ENDED          TO
                                               10/31/95       10/31/94      10/31/95      10/31/94
                                                CLASS B        CLASS B       CLASS C       CLASS C
                                             ------------    -----------   -----------   -----------
Net asset value, beginning of period....         $ 1.00        $ 1.00        $ 1.00        $ 1.00

Income from investment operations
---------------------------------
Net investment income (B)...............           0.05          0.02          0.05          0.02

Less distributions
------------------
Dividends from net investment income....          (0.05)        (0.02)        (0.05)        (0.02)
                                                -------       -------       -------       -------

Net asset value, end of period..........         $ 1.00        $ 1.00        $ 1.00       $  1.00
                                                =======       =======       =======       =======

          Total return..................           5.60%         3.48%(D)      5.60%         3.48%(D)

Net assets, end of period (000's).......         $1,564        $  312        $9,394       $12,170

Ratio of operating expenses to average
  net assets (C)........................           0.50%         0.50%(A)      0.50%         0.50%(A)

Ratio of net investment income to
  average net assets....................           5.52%         3.96%(A)      5.46%         3.96%(A)

______________________________

*    Commencement of operations

(A)  Annualized
(B) After expense reimbursement by adviser of $0.009 and $0.005 per share for the Money Market Fund - Classes B and C respectively, for the year ended October 31, 1995 and $0.0228 and $0.0037 per share for the Money Market Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(C) The ratio of operating expenses, before reimbursement from adviser, was 1.41% and 0.95% for the Money Market Fund - Classes B and C respectively, for the year ended October 31, 1995 and 4.83% and 1.18% for the Money Market Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

GLOBAL GROWTH FUND

                                                     Shares        Value
                                                    ---------   ----------
COMMON STOCKS - 94.69%
Aluminum - 0.44%
Aluminum Company of America                            11,400   $  581,400
                                                                ----------

Apparel & Textiles - 0.86%
Albany International Corporation                       54,000    1,120,500
                                                                ----------

Auto Parts - 0.95%
Danaher Corporation                                    40,000    1,240,000
                                                                ----------

Automobiles - 2.61%
Daimler-Benz AG                                         3,524    1,698,660
Fiat, SPA                                             356,599    1,161,072
Hayes Wheels International,
  Incorporated                                         21,500      564,375
                                                                ----------
                                                                 3,424,107
Banking - 4.33%
Bangkok Bank                                           61,800      638,506
BankAmerica Corporation                                 8,600      494,500
Hang Seng Bank                                        168,000    1,406,935
HSBC Holdings                                          65,500      974,474
Sakura Bank                                            55,000      532,284
Sumitomo Bank                                          56,000      990,860
Sumitomo Trust & Banking                               55,000      634,440
                                                                ----------
                                                                 5,671,999
Broadcasting - 1.52%
Wolters Kluwer                                         21,940    1,996,821
                                                                ----------
Building Construction - 0.86%
Fluor Corporation                                      20,000    1,130,000
                                                                ----------
Business Services - 3.30%
Eaux (Cie Generale Des)                                13,900    1,291,906
Interpublic Group Companies,
  Incorporated                                         23,000      891,250
Secom Company                                          33,000    2,148,492
                                                                ----------
                                                                 4,331,648
Chemicals - 4.17%
The Dow Chemical Company                               19,000    1,303,875
Imperial Chemical Industries, PLC, ADR                 78,000      953,882
Sekisui Chemical                                      111,000    1,443,179
Sumitomo Chemical                                     380,000    1,764,505
                                                                ----------
                                                                 5,465,441
Computers & Business Equipment - 1.13%
International Business Machines
  Corporation                                           1,760      171,160
Olivetti & C., SPA*                                 1,423,600    1,062,788
Tandy Corporation                                       5,000      246,875
                                                                ----------
                                                                 1,480,823
Conglomerates - 4.43%
Berjaya Sports                                        382,000      796,773
BTR                                                   286,400    1,521,429
Grand Metropolitan                                    140,500      972,949

                                                     Shares        Value
                                                    ---------   ----------
Conglomerates - continued
Hutchison Whampoa                                      282,000  $ 1,553,759
Renong, BHD                                            631,000      963,510
                                                                -----------
                                                                  5,808,420
Construction Materials - 1.00%
Maeda Road Construction                                 73,000    1,305,929
                                                                -----------
Construction & Mining Equipment - 0.47%
City Developments                                       99,000      613,057
                                                                -----------
Containers & Glass - 0.77%
Mark IV Industries, Incorporated                        51,766    1,009,437
                                                                -----------
Domestic Oil - 0.68%
Phillips Petroleum Company                              27,800      896,550
                                                                -----------
Drugs & Health Care - 5.26%
Astra AB, Free, Class A                                105,735    3,885,092
Astra AB, Free, Class B                                 28,645    1,035,268
Bristol Myers Squibb Company                             2,100      160,125
Isolyser, Incorporated*                                 44,000      786,500
Yamanouchi Pharmaceutical Company                       46,000    1,025,270
                                                                -----------
                                                                  6,892,255
Electric Utilities - 0.29%
Companhia Energetica De Sao Paulo*                      37,100      379,563
                                                                -----------
Electrical Equipment - 2.69%
General Electric Company                                27,500    1,739,375
NEC Corporation                                        135,000    1,781,612
                                                                -----------
                                                                  3,520,987
Electronics - 11.55%
AMP, Incorporated                                       32,800    1,287,400
Emulex Corporation*                                     26,400      425,700
Intel Corporation                                        7,600      531,050
Kyocera Corporation                                     13,000    1,064,959
Mitsumi Electric                                       150,000    3,621,878
Rohm Company                                            51,000    3,096,046
TDK Corporation                                         58,000    2,988,025
Tokyo Electron                                          49,000    2,126,790
                                                                -----------
                                                                 15,141,848
Financial Services - 0.51%
Partner Re Holding                                      25,000      665,625
                                                                -----------
Food & Beverages - 1.94%
Fraser & Neave                                          79,000      933,687
Ohsho Food Service Corporation                          22,000      427,978
Universal Foods Corporation                             34,600    1,185,050
                                                                -----------
                                                                  2,546,715
Gold - 1.92%
Placer Dome, Incorporated                              115,200    2,520,000
                                                                -----------
Homebuilders - 1.41%
Yokogawa Bridge Corporation                            132,000    1,845,251
                                                                -----------

*  Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Shares        Value
                                                    ---------   ----------
Hotels and Restaurants - 1.70%
Equity Inns, Incorporated                              24,800   $  291,400
Hospitality Franchise Systems,
  Incorporated*                                        24,000    1,470,000
Morrison Restaurants, Incorporated                     30,250      472,656
                                                                ----------
                                                                 2,234,056
Household Appliances - 1.14%
Sharp Corporation                                      108,000   1,499,194
                                                                ----------

Industrial Machinery - 6.24%
Ebara Corporation                                      100,000   1,388,142
Exedy Corporation                                       61,000     948,140
Keppel Corporation                                     152,000   1,247,841
Kolbenschmidt AG*                                        8,586   1,244,348
Mannesmann AG                                            4,810   1,583,172
Mitsubishi Heavy Industries, Ltd.                      230,000   1,773,987
                                                                ----------
                                                                 8,185,630
Insurance - 0.63%
Tokio Marine & Fire Insurance Company                   81,000     831,419
                                                                ----------
Leisure Time - 1.22%
Genting, BHD                                            66,000     568,831
Resorts World, BHD                                     212,000   1,034,553
                                                                ----------
                                                                 1,603,384
Liquor - 1.89%
LVHM Moet Hennessy                                      12,470   2,481,199
                                                                ----------
Miscellaneous - 0.14%
New World Infrastructure, Ltd.                             158         278
Nippon Hi Pack Company                                  16,000     111,990
Sari Corporation                                         5,000      72,829
                                                                ----------
                                                                   185,097
Mutual Funds - 1.36%
India Gateway Fund*                                     17,000     304,980
Indian Opportunities Fund*                              34,018     351,403
Korea Equity Fund, Incorporated                         64,000     584,000
The R.O.C. Taiwan Fund                                  56,300     541,888
                                                                ----------
                                                                 1,782,271
Non-Ferrous Metals - 3.64%
QNI, Ltd.                                            1,543,500   2,962,843
Western Mining Corporation Holdings                    281,767   1,807,189
                                                                ----------
                                                                 4,770,032
Paper - 0.71%
Schmalbach Lubeca AG                                     4,705     925,892
                                                                ----------
Petroleum Services - 1.46%
Petronas Gas, BHD*                                      83,000     280,913
Schlumberger, Ltd.                                      26,200   1,630,950
                                                                ----------
                                                                 1,911,863
Photography - 0.52%
Minolta Camera Company, Ltd.*                          140,000     678,821
                                                                ----------
                                                     Shares        Value
                                                    ---------   ----------
Real Estate - 2.79%
Mitsubishi Estate                                       75,000  $    799,159
                                                                ------------
New World Development Company                           95,000       369,841
Storage USA, Incorporated                               10,000       292,500
Sun Hung Kai Properties                                275,000     2,196,315
                                                                ------------
                                                                   3,657,815
Retail Grocery - 1.17%
ASDA Group, PLC                                        426,420       691,036
Hac Kimisawa Company                                    67,000       838,360
                                                                ------------
                                                                   1,529,396
Retail Trade - 5.14%
Big B, Incorporated                                     50,000       737,500
Friedman's, Incorporated, Class A*                      31,000       627,750
Oneida, Ltd.                                            24,000       396,000
Service Merchandise Company,
  Incorporated*                                         40,000       215,000
Wal-Mart Stores, Incorporated                           50,000     1,081,250
Walgreen Company                                        56,000     1,596,000
Xebio Company                                           56,000     2,080,258
                                                                ------------
                                                                   6,733,758
Steel - 1.14%
Nippon Steel Corporation                               450,000     1,491,275
                                                                ------------
Telecommunication Services - 0.94%
Cable and Wireless, PLC                                121,000       790,087
Seibu Electric & Machinery                              86,000       445,574
                                                                ------------
                                                                   1,235,661
Telephone - 8.68%
British Telecommunications, PLC                        254,100     1,510,539
DDI Corporation                                            300     2,431,204
Nippon Telegraph & Telephone Corporation                   306     2,509,741
Stet                                                   406,700     1,151,976
Telefonica De Espana SA                                165,360     2,086,391
Telephone & Data Systems, Incorporated                   6,500       260,000
Vodafone Group                                         345,550     1,428,638
                                                                ------------
                                                                  11,378,489
Trucking & Freight - 1.09%
Gulfmark International, Incorporated*                    2,800        64,400
Yamato Transport                                       127,000     1,365,658
                                                                ------------
                                                                   1,430,058
TOTAL COMMON STOCK
(Cost $115,561,413)                                             $124,133,686
                                                                ------------
PREFERRED STOCKS - 1.38%
Automobiles - 1.29%
Porsche AG*                                              3,629     1,688,686
                                                                ------------
Mutual Funds - 0.09%
India Gateway Fund                                      20,000       118,800
                                                                ------------
TOTAL PREFERRED STOCK
(Cost $1,945,508)                                               $  1,807,486
                                                                ------------

*Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Shares        Value
                                                    ---------   ----------
WARRANTS - 0.90%*
Banking - 0.39%
Deutsche Bank AG (Expiration date
06/30/97; strike price DEM 61)                         32,340   $  516,944
                                                                ----------
Miscellaneous - 0.51%
Volkswagen AG (Expiration date
10/27/98; strike price DEM 221)                         8,070      667,913
                                                                ----------
TOTAL WARRANTS
(Cost $1,468,943)                                               $1,184,857
                                                                ----------
REPURCHASE AGREEMENT - 3.03%

     Principal                                                  Maturity
      Amount                                                     Amount
     ---------                                                  ---------
    $3,969,000   Repurchase Agreement with State
                 Street Bank & Trust Company dated
                 10/31/95 at 5.25%, to be repurchased
                 at $3,969,579 on 11/01/95,
                 collateralized by $3,820,000 U.S.
                 Treasury Note, 7.125% due 02/29/00
                 (valued at $4,053,029, including
                 interest)                                     $3,969,000
                                                               ----------
TOTAL INVESTMENTS
(Global Growth Fund) (Cost $122,944,864)                     $131,095,029
                                                             ============
Growth Fund

                                                     Shares        Value
                                                    ---------   ----------
COMMON STOCKS - 91.48%
Aerospace - 5.62%
McDonnell Douglas Corporation                          43,400   $3,547,950
Northrop Grumman Corporation                           61,600    3,526,600
                                                                ----------
                                                                 7,074,550
Air Travel - 0.20%
AMR Corporation*                                        3,900      257,400
                                                                ----------
Automobiles - 3.50%
Ford Motor Company                                    126,900    3,648,375
General Motors Corporation                             17,400      761,250
                                                                ----------
                                                                 4,409,625
Banking - 5.51%
Citicorp                                               27,600    1,790,550
Nationsbank Corporation                                57,500    3,780,625
Shawmut National Corporation                           40,100    1,358,387
                                                                ----------
                                                                 6,929,562
Broadcasting - 0.37%
Multimedia, Incorporated*                              10,500      464,625
                                                                ----------
Chemicals - 1.60%
Geon Company                                           80,700    2,007,412
                                                                ----------
Computers & Business Equipment - 1.45%
Compaq Computer Corporation*                           32,800    1,828,600
                                                                ----------
                                                     Shares        Value
                                                    ---------   ----------
Construction & Mining Equipment - 1.72%
Harnischfeger Industries, Incorporated                 68,600   $2,160,900
                                                                ----------
Containers & Glass - 0.10%
Owens-Illinois, Incorporated*                           9,900      124,987
                                                                ----------
Domestic Oil - 3.48%
Mobil Corporation                                      12,200    1,229,150
Tenneco, Incorporated                                  71,800    3,150,225
                                                                ----------
                                                                 4,379,375
Drugs & Health Care - 5.60%
Columbia/HCA Healthcare Corporation                    26,600    1,306,725
Tambrands, Incorporated                                21,500      962,125
Tenet Healthcare Corporation*                         225,300    4,027,237
U.S. Healthcare, Incorporated                          19,500      750,750
                                                                ----------
                                                                 7,046,837
Electric Utilities - 0.13%
Long Island Lighting Company                            9,800      166,600
                                                                ----------
Electrical Equipment - 4.72%
Fisher Scientific International,
  Incorporated                                         64,900    2,036,238
Millipore Corporation                                 110,400    3,905,400
                                                                ----------
                                                                 5,941,638
Electronics - 2.61%
Analog Devices, Incorporated*                          33,100    1,195,737
National Semiconductor Corporation*                    49,100    1,196,813
Varian Associates, Incorporated                        17,400      893,925
                                                                ----------
                                                                 3,286,475
Financial Services - 8.41%
Federal Home Loan Mortgage
  Corporation                                          15,700    1,087,225
Federal National Mortgage Association                  13,100    1,373,863
First USA, Incorporated                                65,300    3,003,800
Partner Re Holding                                    121,400    3,232,275
PennCorporation Financial Group,
 Incorporated                                          53,700    1,282,087
Salomon, Incorporated                                  16,700      603,288
                                                                ----------
                                                                10,582,538
Forest Products - 3.71%
Georgia Pacific Corporation                            56,600    4,669,500
                                                                ----------
Household Products - 1.05%
Snap-On, Incorporated                                  31,100    1,317,863
                                                                ----------
Industrial Machinery - 4.00%
Keystone International, Incorporated                   60,000    1,335,000
Pall Corporation                                      101,400    2,471,625
Silicon Valley Group, Incorporated*                    37,800    1,223,775
                                                                ----------
                                                                 5,030,400
Insurance - 1.77%
Lincoln National Corporation,
  Incorporated                                         29,700    1,325,363
Integon Corporation                                    54,790      897,186
                                                                ----------
                                                                 2,222,549

*Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Shares           Value
                                                    ---------      ----------
International Oil - 3.98%
Amoco Corporation                                       9,100    $    581,263
Chevron Corporation                                    10,500         490,875
Exxon Corporation                                       8,600         656,825
Royal Dutch Petroleum Company                           4,900         602,087
Texaco, Incorporated                                   39,300       2,677,313
                                                                 ------------
                                                                    5,008,363
Paper - 2.72%
Stone Container Corporation                           207,100       3,417,150
                                                                 ------------
Plastics - 1.99%
First Brands Corporation                               54,800       2,507,100
                                                                 ------------
Railroads & Equipment - 0.84%
Trinity Industries, Incorporated                       35,750       1,059,094
                                                                 ------------
Retail Trade - 8.53%
Charming Shoppes, Incorporated                        462,400       1,329,400
Dillard Department Stores, Incorporated               115,300       3,127,512
Musicland Stores, Incorporated*                       140,250         911,625
J.C. Penney Company, Incorporated                      28,200       1,187,925
Sears, Roebuck and Company                             18,500         629,000
Service Merchandise Company,
 Incorporated*                                        257,100       1,381,912
TJX Companies, Incorporated                           160,200       2,162,700
                                                                 ------------
                                                                   10,730,074
Steel - 1.13%
Quanex Corporation                                     72,200       1,425,950
                                                                 ------------
Telecommunication Services - 4.10%
Tele-Communications, Incorporated*                    141,200       2,400,400
Valassis Communications,
 Incorporated*                                        199,200       2,763,900
                                                                 ------------
                                                                    5,164,300
Telephone - 1.95%
American Telephone & Telegraph
 Company                                               38,400       2,457,600
                                                                 ------------
Tobacco - 5.87%
Philip Morris Companies, Incorporated                  43,400       3,667,300
RJR Nabisco Holdings Corporation                       44,500       1,368,375
Universal Corporation                                 111,800       2,347,800
                                                                 ------------
                                                                    7,383,475
Trucking & Freight - 4.82%
Consolidated Freightways,
 Incorporated                                         181,800       4,226,850
Kirby Corporation*                                    111,500       1,839,750
                                                                 ------------
                                                                    6,066,600
TOTAL COMMON STOCKS
(Cost $106,129,641)                                              $115,121,142
                                                                 ------------

REPURCHASE AGREEMENT - 8.52%

  Principal                                                        Maturity
   Amount                                                           Amount
------------                                                     ------------
$10,720,000           Repurchase Agreement with State
                      Street Bank & Trust Company dated
                      10/31/95 at 5.80%, to be repurchased at
                      $10,721,727 on 11/01/95,
                      collateralized by $8,195,000 U.S.
                      Treasury Bond, 9.25% due 02/15/16
                      (valued at $10,937,597,
                      including interest)                        $ 10,720,000
                                                                 ------------

TOTAL INVESTMENTS
(Growth Fund) (Cost $116,849,641)                                $125,841,142
                                                                 ============

GROWTH & INCOME FUND

                                                     Shares        Value
                                                    ---------   ----------
COMMON STOCKS - 91.11%
Aerospace - 0.93%
Northrop Grumman Corporation                           15,500   $  887,375
                                                                ----------
Aluminum - 1.26%
Alcan Aluminium, Ltd                                   37,700    1,192,263
                                                                ----------
Automobiles - 2.84%
Chrysler Corporation                                   26,068    1,345,760
Ford Motor Company                                     47,103    1,354,219
                                                                ----------
                                                                 2,699,979
Banking - 4.51%
Citicorp                                               24,000    1,557,000
J.P. Morgan & Company, Incorporated                    21,700    1,673,613
Republic New York Corporation                          18,000    1,055,250
                                                                ----------
                                                                 4,285,863
Broadcasting - 1.74%
Viacom, Incorporated*                                  33,000    1,650,000
                                                                ----------
Business Services - 1.75%
First Data Corporation                                 15,000      991,875
Nokia Corporation, ADR                                 12,000      669,000
                                                                ----------
                                                                 1,660,875
Chemicals - 3.70%
The Dow Chemical Company                               18,000    1,235,250
Morton International, Incorporated                     41,000    1,250,500
Zeneca Group, PLC, ADR                                 18,300    1,031,662
                                                                ----------
                                                                 3,517,412
Computers & Business Equipment - 4.45%
DST Systems, Incorporated                               2,000       42,000
Hewlett-Packard Company                                17,200    1,593,150
International Business Machines
 Corporation                                           16,000    1,556,000
Xerox Corporation                                       8,000    1,038,000
                                                                ----------
                                                                 4,229,150
Construction & Mining Equipment - 1.05%
Foster Wheeler Corporation                             26,500      993,750
                                                                ----------

* Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Shares        Value
                                                    ---------   ----------
Domestic Oil - 1.93%
Unocal Corporation                                     70,000   $1,837,500
                                                                ----------
Drugs & Health Care - 8.06%
Abbott Laboratories                                    30,000    1,192,500
Bristol-Myers Squibb Company                           13,200    1,006,500
Johnson & Johnson                                      14,000    1,141,000
McKesson Corporation                                   30,000    1,432,500
Pfizer, Incorporated                                   32,200    1,847,475
Rhone Poulenc Rorer, Incorporated                      22,000    1,036,750
                                                                ----------
                                                                 7,656,725
Electric Utilities - 2.64%
DPL, Incorporated                                      50,000    1,187,500
Pinnacle West Capital Corporation                      48,000    1,320,000
                                                                ----------
                                                                 2,507,500
Electrical Equipment - 2.59%
General Electric Company                               17,000    1,075,250
Hubbell, Incorporated                                  23,000    1,385,750
                                                                ----------
                                                                 2,461,000
Electronics - 1.82%
AMP, Incorporated                                      44,000    1,727,000
                                                                ----------
Financial Services - 3.80%
Federal National Mortgage Association                   8,900      933,387
Fleet Financial Group, Incorporated                    44,000    1,705,000
State Street Boston Corporation                        25,000      971,875
                                                                ----------
                                                                 3,610,262
Food & Beverages - 3.17%
General Mills,Incorporated                             16,800      963,900
PepsiCo, Incorporated                                  16,000      844,000
Sara Lee Corporation                                   41,000    1,204,375
                                                                ----------
                                                                 3,012,275
ForestProducts - 0.92%
Georgia-Pacific Corporation                            10,600      874,500
                                                                ----------
Household Products - 2.48%
Colgate Palmolive Company                              13,000      900,250
Procter & Gamble Company                               18,000    1,458,000
                                                                ----------
                                                                 2,358,250
Industrial Machinery - 1.92%
Keystone International,Incorporated                    35,000      778,750
York International Corporation                         24,000    1,050,000
                                                                ----------
                                                                 1,828,750
Insurance - 4.47%
Chubb Corporation                                      19,300    1,734,588
General Re Corporation                                 11,700    1,695,037
Marsh & McLennan Companies                             10,000      818,750
                                                                ----------
                                                                 4,248,375
International Oil - 4.79%
Amoco Corporation                                      25,700    1,641,588
Chevron Corporation                                    28,000    1,309,000
Exxon Corporation                                      21,000    1,603,875
                                                                ----------
                                                                 4,554,463

                                                     Shares        Value
                                                    ---------   ----------
Liquor - 1.38%
Anheuser-Busch Companies,Incorporated                  19,900   $1,313,400
                                                                ----------
Newspapers - 1.61%
Gannett, Incorporated                                  28,100    1,527,937
                                                                ----------
Non-Ferrous Metals - 1.04%
Engelhard Corporation                                  39,825      990,647
                                                                ----------
Paper - 5.11%
International Paper Company                            50,000    1,850,000
Kimberly Clark Corporation                             22,000    1,597,750
Minnesota Mining & Manufacturing Company               24,700    1,404,813
                                                                ----------
                                                                 4,852,563
Petroleum Services - 1.18%
Dresser Industries,Incorporated                        54,000    1,120,500
                                                                ----------
Photography - 0.49%
Eastman Kodak Company                                   7,500      469,687
                                                                ----------
Plastics - 0.45%
Illinois Tool Works, Incorporated                       7,400      430,125
                                                                ----------
Pollution Control - 0.61%
Browning Ferris Industries, Incorporated               20,000      582,500
                                                                ----------
Publishing - 1.45%
Dun & Bradstreet Corporation                           23,000    1,374,250
                                                                ----------
Real Estate - 1.41%
Post Properties, Incorporated                          22,300      669,000
Storage USA, Incorporated                              23,000      672,750
                                                                ----------
                                                                 1,341,750
Retail Trade - 4.49%
J.C.Penney Company, Incorporated                       19,000      800,375
The May Department Stores Company                      30,500    1,197,125
Rite Aid Corporation                                   40,000    1,080,000
Wal-Mart Stores, Incorporated                          55,000    1,189,375
                                                                ----------
                                                                 4,266,875
Software - 1.81%
Policy Management Systems Corporation*                 36,500    1,720,063
                                                                ----------
Telephone - 8.38%
American Telephone & Telegraph Company                 29,000    1,856,000
BCE, Incorporated                                      37,000    1,244,125
NYNEX Corporation                                      42,000    1,974,000
U.S. West, Incorporated                                34,929    1,663,494
Vodafone Group PLC, ADR                                30,000    1,226,250
                                                                ----------
                                                                 7,963,869

*  Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Shares        Value
                                                    ---------   ----------
Tires And Rubber - 0.88%
The Goodyear Tire and Rubber Company                   22,000  $   836,000
                                                               -----------
TOTAL COMMON STOCKS
(Cost $73,466,632)                                             $86,583,433
                                                               -----------
PREFERRED STOCKS - 3.13%
Computers & Business Equipment - 1.34%
Ceridian Corporation                                   13,000    1,267,500
                                                               -----------
Drugs & Health Care - 1.18%
Beverly Enterprises, Incorporated                      22,000    1,122,000
                                                               -----------
Real Estate - 0.61%
Security Capital Pacific                               24,500      581,875
                                                               -----------
TOTAL PREFERRED STOCKS
(Cost $2,452,277)                                              $ 2,971,375
                                                               -----------

                                                    Principal
                                                      Amount      Value
                                                    ---------  -----------
CONVERTIBLE BONDS - 2.14%
General Instrument Corporation,
  5.00% due 06/15/00                               $  800,000  $   804,000
Noble Affiliates, Incorporated,
  4.25% due 01/11/03                                1,300,000    1,228,500
                                                               -----------
TOTAL CONVERTIBLE BONDS
(Cost $2,303,673)                                              $ 2,032,500
                                                               -----------

      Principal                                                  Maturity
       Amount                                                     Amount
     ----------                                                -----------
REPURCHASE AGREEMENT -3.62%
$3,443,000 Repurchase Agreement with Shearson
           Lehman dated 10/31/95 at 5.86%, to
           be repurchased at $3,443,560 on 11/01/95,
           collateralized by $3,290,000 U.S.
           Treasury Note, 7.875% due 01/15/98
           (valued at $3,595,073, including
           interest)                                           $ 3,443,000
                                                               -----------
TOTAL INVESTMENTS
(Growth & Income Fund) (Cost $81,665,582)                      $95,030,308
                                                               ===========

International Growth & Income Fund

                                                     Shares        Value
                                                    ---------   ----------
COMMON STOCKS - 86.18%
Agricultural Machinery - 0.25%
Kvaerner                                                1,300  $    51,775
                                                               -----------
Air Travel - 0.27%
Singapore Airlines                                      6,000       55,626
                                                               -----------
Aluminum - 0.25%
Sankyo Aluminium                                       10,000       52,104
                                                               -----------
Apparel & Textiles - 0.95%
Christian Dior                                            795       78,035
Kurabo Industries                                      20,000       68,039
Tomen Corporation                                      15,000       48,976
                                                               -----------
                                                                   195,050
Auto Parts - 0.54%
Fuji Heavy Industries*                                 20,000       69,212
Nissan Diesel Motor*                                   10,000       42,035
                                                               -----------
                                                                   111,247
Automobiles - 2.59%
Daimler Benz AG                                           110       53,023
Honda Motor Company                                     8,000      139,205
Mitsubishi Motor                                       10,000       83,289
Rolls Royce                                            18,000       43,826
Toyota Motor Company                                    6,000      111,442
Volkswagen AG                                             320      100,824
                                                               -----------
                                                                   531,609
Banking - 12.66%
ABN AMRO Holdings N.V.                                  1,000       42,020
Asahi Bank, Ltd.                                       10,000       99,712
Barclays                                                3,000       35,217
Banco Intercontinental Espanol                            720       62,411
Banco Popular Espanol SA                                  320       50,836
Credit Company France                                   1,100       54,661
Credit Local De France                                    650       51,454
CS Holdings AG                                            675       68,969
Dai Ichi Kangyo Bank                                   11,000      186,031
Daishi Bank                                            18,000       96,779
Daiwa Bank                                             23,000      137,152
Deutsche Bank AG                                        2,200       99,513
Development  Bank Singapore                             6,000       68,790
Deutsche Pfandbrief & Hypobk                            1,340       52,359
Fukui Bank                                             10,000       47,021
Generale De Banque                                        230       74,388
Hokkaido Takushoku Bank, Ltd.                          20,000       49,660
HSBC Holdings - GBP                                     4,300       63,973
HSBC Holdings - HKD                                     7,200      104,763
Hyakugo Bank                                            4,000       23,188
Industrial Bank Japan                                   5,000      136,370
Lloyds Bank                                             5,000       61,541
National Australia Bank, Ltd.                           9,200       78,769
Nippon Credit Bank                                     15,000       58,801
Public Bank, BHD                                       59,000      104,486
The Royal Bank of Scotland Group                        9,000       72,925
Sakura Bank                                            15,000      145,168
Sanwa Bank                                              5,000       85,048
Shiga Bank                                              8,000       46,923
Schweizerische Bankgesellschaft                            40       43,337
Schweizerischer Bankverein                                260      106,721
Societe Generale                                          753       86,231
Standard Chartered Bank                                 7,000       57,439
Yasuda Trust & Banking                                 10,000       44,675
                                                               -----------
                                                                 2,597,331

* Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS  - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Shares        Value
                                                    ---------   ----------
BROADCASTING - 0.88%
Gakken Company*                                         7,000     $ 38,663
News Corporation                                       12,400       62,529
Pearson                                                 4,000       39,747
TV Francaise                                              380       39,243
                                                                 ---------
                                                                   180,182
BUILDING CONSTRUCTION - 0.25%
SXL Corporation                                         5,000       50,345
                                                                 ---------

BUSINESS SERVICES - 1.53%
Chubb Security                                          6,000       31,541
Eaux Cie Generale                                       1,018       94,616
Havas                                                     400       27,729
Inchcape, PLC                                           3,000       14,822
Kawasho Corporation                                    12,000       42,231
South West Water                                        4,650       36,832
Toppan Printing Company                                 5,000       65,986
                                                                 ----------
                                                                   313,757
CHEMICALS - 4.84%
Air Liquide                                               331       55,504
Allied Colloids                                        18,000       37,850
BOC Group                                               2,000       27,478
Ciba-Geigy AG                                             210      181,829
Daido Hoxan, Incorporated                               8,000       54,353
Hoechst AG                                                400      105,058
Kumiai Chemical Industry Company                        4,000       20,138
Mitsubishi Chemical                                    12,000       54,431
Mitsubishi Gas Chemical                                20,000       87,199
Mitsui Petrochemical Industry                          15,000      118,921
Mitsui Toatsu Chemicals                                20,000       73,708
Rhone-Poulenc SA, Class A                               2,420       52,754
Showa Denko K.K.*                                      25,000       73,317
Solvay SA                                                 100       50,622
                                                                 ---------
                                                                   993,162
COMPUTERS & BUSINESS EQUIPMENT - 0.37%
Ricoh Company                                           7,000       75,272
                                                                 ---------

CONGLOMERATES - 2.66%
Aker AS                                                 2,000       23,446
Asatsu, Incorporated                                    1,000       34,508
BIC Corporation                                           300       28,466
BTR                                                    12,000       63,747
CSR, Ltd.                                              17,500       55,854
Grand Metropolitan                                      9,000       62,324
Hanson                                                 12,300       37,678
Kanematsu Corporation                                  20,000       68,234
Preussag AG                                               125       35,521
Tokai Rika Company                                      6,000       46,337
Tomkins                                                10,000       39,447
Tractebel International                                   135       49,447
U.S. Industries, Incorporated                              90        1,350
                                                                 ---------
                                                                   546,359
                                                     Shares        Value
                                                    ---------   ----------
CONSTRUCTION MATERIALS - 0.84%
Holderbank Financier Glarus AG                             45      $36,149
Lafarge                                                   623       41,290
Tarmac                                                 31,000       42,150
Toyo Construction Company                              10,000       51,420
                                                                 ---------
                                                                   171,009
CONSTRUCTION & MINING EQUIPMENT - 0.13%
Daito Trust Construction                                3,000       26,394
                                                                 ---------

CONTAINERS & GLASS - 0.72%
Caradon, PLC                                           11,000       34,435
Central Glass Company*                                 10,000       31,771
Compagnie De Saint-Gobain                                 430       51,265
Nippon Sheet Glass                                      7,000       30,314
                                                                 ---------
                                                                   147,785
DRUGS & HEALTH CARE - 5.50%
Chugai Pharmaceutical Company                           6,000       54,783
Daiichi Pharmaceutical Company                          6,000       83,875
Glaxo Wellcome                                         13,700      184,760
Hafslund Nycomed, Class B                               2,500       69,857
Kaken Pharmaceutical                                   10,000       81,724
Kyowa Hakko Kogyo                                       3,000       27,831
Lion Corporation                                       10,000       55,526
Roche Holdings AG                                          16      116,269
Sandoz AG                                                 215      177,446
Sanofi                                                  1,182       75,390
Schering AG                                             1,000       69,764
SmithKline Beecham, Class A                             6,500       67,877
Synthelabo                                                975       62,766
                                                                 ---------
                                                                 1,127,868
ELECTRIC UTILITIES - 3.51%
Electrabel                                                435       97,552
Empresa Nacional De  Electridad SA                      1,500       74,598
Fuerzas Electricas De Cataluna SA, Series A             9,500       57,519
Hong Kong Electric                                     16,500       56,126
RWE AG                                                    100       35,592
Scottish Hydro Electric, PLC                            9,000       48,379
Shikoku Electric Power, Incorporated                    5,100      119,155
Tohoku Electric Power Company                           3,030       71,089
Veba AG                                                 3,900      160,117
                                                                 ---------
                                                                   720,127
ELECTRICAL EQUIPMENT - 4.88%
Alcatel Alsthom Cie Generale D'Electric                   560       47,822
BBC Brown Boveri AG                                        20       23,201
BICC Group, PLC                                         5,000       20,830
Fuji Electric Company                                  15,000       72,291
General Electric Company                               10,000       49,644
Hitachi, Ltd.                                          17,000      174,495
Mitsubishi Cable                                        6,000       30,324
NEC Corporation                                        12,000      158,366
Nissin Electric                                         8,000       53,101

*  Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Shares        Value
                                                    ---------   ----------
Electrical Equipment - continued
Siemens AG                                                255   $  133,696
Sumitomo Electric Industries                            6,000       69,212
Toshiba Plant Kensetsu Company                          8,000       62,564
Yaskawa Electric Corporation                           12,000       50,325
Yorkshire Electricity Group                             4,000       56,063
                                                                ----------
                                                                 1,001,934
Electronics - 0.43%
Alps Electric Company, Ltd.                             5,000       51,322
SGS Thomson Microelectronics, Incorporated*               800       36,891
                                                                ----------
                                                                    88,213
Financial Services - 0.57%
Daiwa Securities                                       10,000      117,308
                                                                ----------
Food & Beverages - 4.00%
Danone                                                    560       89,438
Guinness                                                8,000       64,126
Hillsdown Holdings                                     22,000       58,261
Itoham Foods, Incorporated                              5,000       36,610
Japan Tobacco, Incorporated                                10       85,439
Nestle SA                                                  90       94,336
Nippon Flour Mills                                      6,000       28,037
Nippon Suisan Kaisha, Ltd.*                            18,000       73,024
Orkla                                                   1,200       58,391
Reckitt & Colman, PLC                                   5,400       57,458
Scottish & Newcastle Breweries                          4,400       40,800
Snow Brand Milk Products Company, Ltd.                  4,000       26,199
Southcorp Holdings, Ltd.                               24,000       51,737
United Biscuits, PLC                                   13,000       56,213
                                                                ----------
                                                                   820,069

Forest Products - 0.34%
Sumitomo Forestry Company                               5,000       70,385
                                                                ----------
Oil & Gas Production - 0.45%
Elf Aquitaine                                           1,369       93,224
                                                                ----------
Gas & Pipeline Utilities - 0.40%
British Gas, PLC                                       10,000       38,103
Osaka Gas Company                                      13,000       43,590
                                                                ----------
                                                                    81,693
Homebuilders - 0.78%
Bilfinger & Berger
  Bauaktiengesellschaft AG                                180       66,240
Bouygues                                                  332       35,304
Sekisui House                                           5,000       57,676
                                                                ----------
                                                                   159,220
Household Appliances - 1.91%
Matsushita Electric Industrial
  Company, Ltd.                                        10,000      141,747
Pioneer Electronic                                      5,000       76,739
Sony Corporation                                        3,000      134,904
Thorn Emi, PLC                                          1,700       39,590
                                                                ----------
                                                                   392,980

                                                     Shares       Value
                                                    --------    ----------
Household Products - 0.83%
Erid Beghin Say                                          200    $   33,619
Uni Charm Corporation                                  2,000        44,968
Unilever NV                                              700        91,704
                                                                ----------
                                                                   170,291
Industrial Machinery - 4.14%
Daikin Industries                                      8,000        63,737
Ebara Corporation                                      4,000        55,526
Fischer AG                                                30        41,487
Glynwed International, PLC                             5,000        26,640
Ishikawajima-Harima Heavy Industries                  25,000       100,689
Kawasaki Heavy Industry                                6,000        25,104
Kitz Corporation                                      10,000        43,013
M.A.N. AG                                                230        66,667
Minebea Company                                       10,000        81,138
NSK                                                    7,000        41,947
Okamura Corporation                                    5,000        35,192
Sembawang Corporation, Ltd.                            9,000        43,631
Sidel                                                    100        34,723
Toshiba Corporation                                   10,000        72,438
Toyo Umpanki Company                                   5,000        17,596
Tsubakimoto Chain                                      4,000        18,769
Valeo                                                    850        38,397
Vickers                                               11,000        43,652
                                                                ----------
                                                                   850,346
Insurance - 4.77%
Abbey National                                         7,000        59,265
Allianz AG Holdings                                       50        92,533
AXA Company                                            1,350        74,980
Chuo Trust & Banking                                   7,000        61,244
CIC Union Europe                                         400        27,402
Compagnie Financiere Richemont AG                         30        41,751
Fortis AG                                                380        40,771
Guardian Royal Exchange                               23,000        83,273
International Nederlanden                                660        39,362
Munchener Ruckvers                                        80       166,070
Schweiz Ruckversicherungs                                 70        76,579
Tokio Marine & Fire Insurance Company                 10,000       102,644
Willis Corroon Group, PLC                             21,400        42,631
Zurich Versicherung                                      250        71,567
                                                                ----------
                                                                   980,072
International Oil - 1.54%
The British Petroleum Company                          9,000        66,166
Cosmo Oil Company                                     20,000        97,756
Petrofina SA                                             170        52,751
Shell Transport & Trading Company                      8,500        99,447
                                                                ----------
                                                                   316,120
Investment Companies - 0.93%
Marubeni Corporation                                  13,000        63,288
Nomura Securities                                      7,000       127,963
                                                                ----------
                                                                   191,251
Leisure Time - 0.49%
Forte                                                 12,000        47,810
Granada Group, PLC                                     5,000        53,518
                                                                ----------
                                                                   101,328

* Non-income producing

    The accompanying notes are an integral part of the financial sttements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - CONTINUED
(showing percentage of total value of investments)
--------------------------------------------------------------------------

                                                     Shares        Value
                                                    ---------   ----------
MINING - 0.26%
DSM NV                                                    710     $ 53,189
                                                                  --------
MISCELLANEOUS - 0.54%
Renault                                                 1,900       59,447
Seita                                                   1,500       52,146
                                                                  --------
                                                                   111,593
NON-FERROUS METALS - 1.16%
Alusuisse-Lonza Holding, Ltd.                              35       26,759
Mitsubishi Material                                    15,000       67,745
RTZ Corporation, PLC                                    4,000       55,399
Western Mining Corporation Holdings                    13,700       87,869
                                                                  --------
                                                                   237,772
PAPER - 0.52%
Nippon Paper Industries                                10,000       68,723
Rexam, PLC                                              6,000       38,419
                                                                  --------
                                                                   107,142
PETROLEUM SERVICES - 3.17%
Broken Hill Proprietary Company, Ltd.                   8,560      115,933
Norsk Hydro AS                                          4,200      167,272
Repsol SA                                               2,080       62,116
Royal Dutch Petroleum Company                           1,420      176,308
Total, SA "B" Shares                                    1,740      107,529
Toyoda Machine Works, Ltd.                              3,000       22,025
                                                                  --------
                                                                   651,183
PUBLISHING - 1.08%
Citic Pacific, Ltd.                                    23,000       71,841
Elsevier NV                                             4,460       57,665
Lagardere Groupe                                        2,425       45,276
Reuters Holdings                                        5,000       46,482
                                                                  --------
                                                                   221,264
RAILROADS & EQUIPMENT - 1.14%
East Japan Railway Company                                 17       80,268
Nagoya Railroad Company                                 8,000       37,617
Tobu Railway Company                                   10,000       56,601
Zexel Corporation                                      10,000       59,827
                                                                  --------
                                                                   234,313
REAL ESTATE - 1.85%
Cheung Kong Holdings                                   31,000      174,813
Mepc                                                    6,000       35,668
Mitsui Fudosan Company                                  5,000       57,188
Tokyu Land Corporation                                 28,000      112,772
                                                                  --------
                                                                   380,441
RETAIL GROCERY - 0.58%
Maruetsu, Incorporated                                  8,000       61,782
Sainsbury                                               8,600       57,583
                                                                  --------
                                                                   119,365
RETAIL TRADE - 3.90%
Argos                                                   6,000       48,474
Argyll Group                                           11,200       56,930
Ava Allgemeine Handles-Der Verbr AG                       130       49,318
Carrefour                                                 100       58,731
Castorama Dubois                                          165       26,757
Daiei, Incorporated                                     5,000       52,300
Douglas Holdings AG                                       800       29,270

                                                     Shares        Value
                                                    ---------   ----------
RETAIL TRADE - CONTINUED
Familymart Company                                      1,000     $ 42,133
Izumiya Company                                         3,000       46,043
Kingfisher                                              7,000       52,624
Mitsukoshi, Ltd.                                       15,000      118,921
Nagasakiya Company*                                    10,000       37,538
Promodes                                                  360       87,679
Sears, PLC                                             32,000       51,352
Takashimaya Company, Ltd.                               3,000       41,644
                                                                  --------
                                                                   799,714
STEEL - 2.35%
Arbed SA*                                                 300       29,855
Daido Steel Company                                    10,000       44,479
Nisshin Steel Company                                  20,000       74,099
NKK Company                                            25,000       60,365
Sumitomo Metal Industry                                75,000      203,089
Thyssen AG                                                200       35,990
Usinor Sacilor*                                         2,300       34,335
                                                                  --------
                                                                   482,212
TELECOMMUNICATION SERVICES - 0.25%
Cable and Wireless                                      8,000       52,237
                                                                  --------
TELEPHONE - 1.70%
British Telecommunications                             23,500      139,700
Hong Kong Telecommunications, Ltd.                     38,800       67,747
Kon PTT Nederland                                       1,100       38,693
Telekom Malaysia                                        9,000       64,463
Vodafone Group                                          9,400       38,863
                                                                  --------
                                                                   349,466
TIRES AND RUBBER - 0.47%
Yokohama Rubber Company                                18,000       95,547
                                                                  --------
TOBACCO - 0.44%
B.A.T. Industries                                      11,000       90,261
                                                                  --------
TOYS, AMUSEMENTS & SPORTING GOODS - 0.45%
Casio Computer Company                                  6,000       52,495
Mizuno Company                                          5,000       40,227
                                                                  --------
                                                                    92,722
TRUCKING & FREIGHT - 1.12%
Nippon Express Company                                 10,000       81,138
Nippon Road Company                                    10,000       82,115
Peninsular & Oriental Steam Navigation Company          4,100       31,244
TNT, Ltd.*                                             25,000       35,230
                                                                  --------
                                                                   229,727
TOTAL COMMON STOCKS
(Cost $18,017,806)                                             $17,689,584
                                                               -----------
PREFERRED STOCKS - 0.27%
Electrical Equipment - 0.27%
Legrand                                                   500       55,009
                                                                    ------
TOTAL PREFERRED STOCKS
(Cost $46,816)                                                    $ 55,009
                                                                  --------

*  Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - Continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Shares          Value
                                                    ---------      ----------
WARRANTS - 0.05%*
Construction Materials - 0.00%
Holderbank Financiere Glarus AG
 (Expiration date 12/20/95; Strike
 price CHF 640)                                           225      $      268
                                                                   ----------
Non-Ferrous Metals - 0.05%
Maeda Corporation (Expiration date
 02/05/97; Strike price $856)                              10          10,563
                                                                   ----------
TOTAL WARRANTS
(Cost $15,875)                                                     $   10,831
                                                                   ----------


                                                 Principal
                                                   Amount           Value
                                               ---------------    ----------
CONVERTIBLE BONDS - 1.72%
Bot Cayman Finance,
 4.25% due 03/31/49                            (Yen) 30,000,000    $  353,390
                                                                   ----------
TOTAL CONVERTIBLE BONDS
(Cost $391,691)                                                    $  353,390
                                                                   ----------
CORPORATE BONDS - 0.23%
Treuhandanstalt,
7.75% due 10/01/02                             DEM       60,000        46,313
                                                                   ----------
TOTAL CORPORATE BONDS
(Cost $45,129)                                                     $   46,313
                                                                   ----------
FOREIGN GOVERNMENT OBLIGATIONS - 8.23%
Commonwealth of Australia - 0.23%
8.75%, due 01/15/01                            AUD       60,000        46,425
                                                                   ----------
Government of Canada - 1.55%
8.75%, due 12/01/05                            CAD      250,000       202,480
9.75%, due 06/01/01                            CAD      140,000       116,536
                                                                   ----------
                                                                      319,016
Kingdom of Denmark - 0.33%
7.00%, due 12/15/04                            DKK      100,000        17,376
8.00%, due 11/15/01                            DKK      260,000        49,345
                                                                   ----------
                                                                       66,721
Government of France - 0.70%
7.50%, due 04/25/05                            FRF      400,000        82,968
8.50%, due 04/25/03                            FRF      272,000        60,089
                                                                   ----------
                                                                      143,057
Government of Germany - 2.08%
7.375%, due 01/03/05                           DEM      180,000       135,332
9.00%, due 10/20/00                            DEM      360,000       292,072
                                                                   ----------
                                                                      427,404
Government of Great Britain - 1.00%
United Kingdom Treasury,
 7.00%, due 11/06/01                           (Pounds)  80,000       122,806
United Kingdom Treasury,
 8.50%, due 12/07/05                           (Pounds)  50,000        82,065
                                                                   ----------
                                                                      204,871
Government of Japan - 1.15%
4.80%, due 12/20/02                            (Yen) 21,300,000    $  236,935
                                                                   ----------
Government of Netherland - 1.19%
6.75%, due 11/15/05                            NLG      380,000       244,695
                                                                   ----------
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,653,812)                                      $1,689,124
                                                                   ----------

Principal                                                          Maturity
 Amount                                                             Amount
---------                                                         ----------
REPURCHASE AGREEMENT - 3.32%
$681,000 Repurchase Agreement with State
         Street Bank & Trust Company dated
         10/31/95 at 5.25%, to be repurchase
         at $681,099 on 11/01/95, collateralized
         by $655,000 U.S. Treasury Note, 7.125%
         due 02/29/00 (valued at $694,957,
         including interest)                                       $   681,000
                                                                   -----------
TOTAL INVESTMENTS
(International Growth & Income Fund)
 (Cost $20,852,129)                                                $20,525,251
                                                                   ===========

ASSET ALLOCATION FUND

                                                     Shares        Value
                                                    ---------   ----------
COMMON STOCKS - 47.24%
Aerospace - 2.60%
Lockheed Martin Corporation                             4,600   $  313,375
McDonnell Douglas Corporation                          19,400    1,585,950
Northrop Grumman Corporation                           16,900      967,525
                                                                ----------
                                                                 2,866,850
Auto Parts - 0.62%
Lear Seating Corporation*                              24,600      682,650
                                                                ----------
Automobiles - 2.04%
Ford Motor Company                                     62,200    1,788,250
General Motors Corporation                             10,600      463,750
                                                                ----------
                                                                 2,252,000
Banking - 2.52%
BankAmerica Corporation                                10,000      575,000
Nationsbank Corporation                                24,200    1,591,150
Shawmut National Corporation                           18,000      609,750
                                                                ----------
                                                                 2,775,900
Chemicals - 0.85%
Geon Company                                           37,700      937,787
                                                                ----------
Computers & Business Equipment - 1.29%
Compaq Computer Corporation*                           18,100    1,009,075
Storage Technology Corporation*                        16,600      408,775
                                                                ----------
                                                                 1,417,850
Containers & Glass - 1.00%
Owens-Illinois, Incorporated*                          87,400    1,103,425
                                                                ----------

* Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Shares        Value
                                                    ---------   ----------
Domestic Oil - 1.58%
Ashland, Incorporated                                  14,900   $  471,213
Atlantic Richfield Company                              6,900      736,575
Mobil Corporation                                       5,300      533,975
                                                                ----------
                                                                 1,741,763
Drugs & Health Care - 2.17%
Columbia/HCA Healthcare Corporation                    12,000      589,500
Tenet Healthcare Corporation*                         100,600    1,798,225
                                                                ----------
                                                                 2,387,725
Electric Utilities - 2.24%
CMS Energy Corporation                                 17,400      480,675
Entergy Corporation                                    29,900      852,150
Long Island Lighting Company                           66,500    1,130,500
                                                                ----------
                                                                 2,463,325
Electronics - 0.24%
Apple Computer, Incorporated                            7,300      265,081
                                                                ----------
Financial Services - 3.40%
Greenpoint Financial Corporation                       44,500    1,201,500
Partner Re Holding                                     51,600    1,373,850
Travelers Group, Incorporated                          23,200    1,171,600
                                                                ----------
                                                                 3,746,950
Food & Beverages - 1.65%
Chiquita Brands International,
  Incorporated                                        112,000    1,820,000
                                                                ----------
Forest Products - 1.56%
Georgia-Pacific Corporation                            20,800    1,716,000
                                                                ----------
Homebuilders - 1.05%
Centex Corporation                                     20,000      655,000
Lennar Corporation                                     22,000      503,250
                                                                ----------
                                                                 1,158,250
Household Appliances - 0.37%
Sunbeam Corporation                                    27,400      411,000
                                                                ----------
Insurance - 1.82%
Integon Corporation                                    44,290      725,249
Lincoln National Corporation,
  Incorporated                                         26,400    1,178,100
USLIFE Corporation                                      3,750      106,875
                                                                ----------
                                                                 2,010,224
International Oil - 1.98%
Royal Dutch Petroleum Company                           8,600    1,056,725
Texaco, Incorporated                                   16,500    1,124,062
                                                                ----------
                                                                 2,180,787
Investment Companies - 0.24%
Lehman Brothers Holdings,
  Incorporated                                         12,100      263,175
                                                                ----------
Leisure Time - 1.64%
Brunswick Corporation                                  51,200      998,400
Outboard Marine Corporation                            39,000      809,250
                                                                ----------
                                                                 1,807,650
                                                     Shares       Value
                                                    --------    ----------
Liquor - 1.11%
Anheuser-Busch Companies,
  Incorporated                                        18,600    $1,227,600
                                                                ----------
Paper - 2.23%
Champion International Corporation                    17,100       914,850
Stone Container Corporation                           93,700     1,546,050
                                                                ----------
                                                                 2,460,900
Petroleum Services - 1.03%
Tosco Corporation                                     32,800     1,131,600
                                                                ----------
Retail Grocery - 0.89%
Fleming Companies, Incorporated                       43,300       979,663
                                                                ----------
Retail Trade - 3.39%
Melville Corporation                                  19,500       624,000
J.C. Penney Company, Incorporated                     28,300     1,192,137
Sears, Roebuck and Company                            23,200       788,800
Supervalu, Incorporated                               36,700     1,128,525
                                                                ----------
                                                                 3,733,462
Telecommunication Services - 1.75%
Tele-Communications, Incorporated*                    56,700       963,900
Valassis Communications,
  Incorporated*                                       69,400       962,925
                                                                ----------
                                                                 1,926,825
Tires and Rubber - 0.97%
The Goodyear Tire and Rubber
  Company                                             28,000     1,064,000
                                                                ----------
Tobacco - 3.75%
Philip Morris Companies, Incorporated                 22,000     1,859,000
RJR Nabisco Holdings Corporation                      49,540     1,523,355
Universal Corporation                                 35,800       751,800
                                                                ----------
                                                                 4,134,155
Trucking & Freight - 1.26%
Consolidated Freightways, Incorporated                59,700     1,388,025
                                                                ----------
TOTAL COMMON STOCKS
(Cost $45,173,098)                                             $52,054,622
                                                                ----------

                                                   Principal
                                                    Amount        Value
                                                   ----------   ----------
CORPORATE BONDS - 13.39%
Electric Utilities - 0.26%
Central Maine Power Company,
  7.375% due 01/01/99                              $  290,000   $  290,208
                                                                ----------
Finance & Banking - 8.00%
Auburn Hills Trust,
  12.00% due 05/01/20                                 250,000      374,840
BankAmerica Corporation,
7.75% due 07/15/02                                    400,000      426,004
BanPonce Financial Corporation,
5.17% due 07/15/96                                  1,000,000      992,300

* Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount       Value
                                                    ---------   ----------
FINANCE & BANKING - continued
Capital One Financial,
 8.625% due 01/15/97                              $   900,000  $   925,245
Chrysler Financial Corporation,
 10.34% due 05/15/08                                  600,000      612,738
Comdisco, Incorporated,
 7.33% due 03/06/97                                   500,000      506,805
Continental Bank, N.A.,
 11.25% due 07/01/01                                  700,000      782,565
Continental Bank, N.A.,
 12.50% due 04/01/01                                  450,000      571,563
Corporacion Andina De Fomento,
 7.375% due 07/21/00                                  110,000      110,350
Corporation Andina De Fomento,
 7.25% due 04/30/98                                   250,000      249,493
Countrywide Funding Corporation,
 8.43% due 11/16/99                                   500,000      535,715
Financiera Energetica Nacional,
 6.625% due 12/13/96                                  810,000      803,925
Ford Motor Credit Company,
 6.80% due 08/15/97                                   800,000      809,400
General Motors Acceptance
 Corporation, 7.625% due 03/09/98                     575,000      593,274
General Motors Acceptance
 Corporation, 7.50% due 11/04/97                      175,000      179,525
Household Finance Corporation,
 7.25% due 08/19/06                                    98,978      100,183
Security Pacific Corporation,
 11.50% due 11/15/00                                  200,000      242,610
                                                               -----------
                                                                 8,816,535
PETROLEUM SERVICES - 0.03%
Empresa Col De Petroleos,
 7.25% due 07/08/98                                    30,000       29,400
                                                               -----------

INDUSTRIALS - 2.53%
Comdisco, Incorporated,
 9.75% due 01/15/97                                   250,000      260,333
News America Holdings,
 Incorporated, 7.50% due 03/01/00                     550,000      569,382
News America Holdings,
 Incorporated, 9.125% due 10/15/99                    351,000      383,752
RJR Nabisco, Incorporated,
 8.625% due 12/01/02                                  250,000      256,853
RJR Nabisco, Incorporated,
 8.00% due 07/15/01                                   220,000      221,815
Tenneco, Incorporated,
 10.00% due 08/01/98                                1,000,000    1,092,730
                                                               -----------
                                                                 2,784,865
OTHER - 1.88%
British Aerospace Finance,
 Incorporated, 7.55% due 05/15/97                     350,000      355,411
Time Warner, Incorporated,
 7.975% due 08/15/04                                  125,000      128,411

                                                    Principal
                                                      Amount       Value
                                                    ---------   ----------
OTHER - continued
Time Warner, Incorporated,
 7.95% due 02/01/00                                $1,525,000  $ 1,585,344
                                                               -----------
                                                                 2,069,166
TELEPHONE - 0.69%
Tele-Communications, Incorporated,
 7.00% due 08/04/97                                   750,000      757,762
                                                               -----------
TOTAL CORPORATE BONDS
 (Cost $14,757,681)                                            $14,747,936
                                                               -----------
U.S. TREASURY OBLIGATIONS - 7.26%
U.S. TREASURY STRIPS - 4.82%
Principal Only, due 11/15/04****                    5,670,000    3,275,276
Principal Only, due 08/15/09                        1,500,000      628,875
Principal Only, due 05/15/20                        2,480,000      499,869
Principal Only, due 08/15/20                        4,600,000      912,180
                                                               -----------
                                                                 5,316,200

U.S. TREASURY BONDS - 0.76%
8.00%, due 11/15/21                                   150,000      179,297
8.125%, due 08/15/21                                  130,000      157,218
11.125%, due 08/15/03                                 380,000      499,639
                                                               -----------
                                                                   836,154
U.S TREASURY NOTES - 1.68%
6.25%, due 02/15/03                                 1,060,000    1,078,720
7.375%, due 11/15/97                                  520,000      536,983
7.75%, due 01/31/00                                   220,000      235,778
                                                               -----------
                                                                 1,851,481
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $7,253,575)                                             $ 8,003,835
                                                               -----------
U.S. GOVERNMENT AGENCY AND
MORTGAGE-BACKED OBLIGATIONS - 15.52%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.99%
6.125%, due 09/20/00                                  370,000      371,369
6.50%, due 11/15/18                                   800,000      790,744
7.50%, due 01/01/99 TBA**                           2,000,000    2,021,860
8.20%, due 01/16/98                                   350,000      360,007
9.00%, due 01/01/05 - 11/01/05                        809,026      846,694
                                                               -----------
                                                                 4,390,674
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.57%
Zero coupon, due 01/25/24 - Remic                     800,000      594,744
6.11%, due 09/20/00                                   330,000      331,036
7.00%, due 12/01/23                                   612,709      607,538
8.79%, due 01/30/02                                   190,000      193,435
                                                               -----------
                                                                 1,726,753
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 9.96%
7.00%, due 01/01/99 TBA**                           2,000,000    1,986,240
7.50%, due 01/01/99 TBA**                           1,000,000    1,013,120
8.00%, due 01/01/99 TBA**                           5,000,000    5,145,300
9.00%, due 07/15/16 - 01/15/22                      1,733,137    1,829,321
9.50%, due 05/15/25                                   928,888    1,003,997
                                                               -----------
                                                                10,977,978

  ** Purchased on a forward commitment (Note 2).
**** At October 31, 1995 a portion of this security was pledged to cover margin requirements for open futures contracts.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount       Value
                                                   ----------   -----------
U.S. GOVERNMENT AGENCY AND
MORTGAGE-BACKED OBLIGATIONS
(Cost $16,876,845)                                              $17,095,405

                                                   Principal
                                                     Amount        Value
                                                   ----------   -----------
FIXED INCOME - OTHER - 4.56%
Guaranteed - 0.47%
Resolution Funding Corporation,
  zero coupon due 01/15/21                         $  390,000   $  72,649
Resolution Funding Corporation,
  zero coupon due 10/15/20                          2,370,000     447,835
                                                                ---------
                                                                  520,484
Miscellaneous Asset Backed Securities - 3.09%
Case Equipment Loan Trust,
  7.30% due 03/15/02                                  541,085     550,343
Discover Card Trust, Series 1991,
  Class A, 7.20% due 04/16/98                         580,000     580,539
General Motors Acceptance
  Corporation, 6.30% due 06/15/99                     283,601     284,398
General Motors Acceptance Corporation
  Grantor Trust, Series 1995,
  Class A, 7.15% due 03/15/00                         445,316     451,715
Honda Auto Receivables Grantor
  Trust, 6.20% due 12/15/00                           242,505     243,131
Premier Auto Trust, Series 1995,
  Class A4, 7.85% due 02/04/98                        950,000     973,151
Premier Auto Trust, Series 1994,
  Class A3, 4.75% due 02/02/00                         60,000      59,306
Premier Auto Trust, Series 933,
  Class A3, 4.90% due 12/15/98                        208,851     206,762
Premier Auto Trust, Series 1995
  Class A5, 7.90% due 05/04/99                         50,000      51,640
                                                               ----------
                                                                3,400,985
Other Collaterized Mortgage Obligations - 1.00%
Sears Credit Account Master Trust, Series
  1995, Class A, 7.00% due 10/15/04                   300,000     308,904
Standard Credit Card Master Trust, Series
  1995, Class A, 7.85% due 02/07/02                   510,000     540,121
Standard Credit Card Master Trust, Series
  1994, Class A, 8.25% due 11/07/03                   230,000     251,776
                                                               ----------
                                                                1,100,801
TOTAL FIXED INCOME - OTHER
(Cost $4,942,449)                                              $5,022,270
                                                               ----------
FOREIGN BONDS - 0.71%
Province of Quebec, Canada,
  13.25% due 09/15/14                                 500,000     631,010
Republic of Columbia,
  9.25% due 02/03/00                                  150,000     150,889
                                                               ----------
                                                                  781,899
TOTAL FOREIGN BONDS
(Cost $782,723)                                                $  781,899
                                                               ----------
                             ***
REPURCHASE AGREEMENT - 11.32%****

   Principal                                                      Maturity
     Amount                                                        Amount
   ---------                                                    -----------
$12,472,000     Repurchase Agreement with State
                Street Bank & Trust Company dated
                10/31/95 at 5.80%, to be repurchased
                at $12,474,009 on 11/01/95, collateralized
                by $9,535,000 U.S. Treasury Bond,
                9.25% due 02/15/16 (valued at
                $12,726,051, including interest)               $ 12,472,000
                                                               ------------
TOTAL INVESTMENTS
(Asset Allocation Fund) (Cost $102,258,371)                    $110,177,967
                                                               ============
Strategic Income Fund

                                                     Principal
                                                       Amount        Value
                                                     ----------    ---------
CORPORATE BONDS - 47.38%
Business Services - 1.99%
Borg-Warner Security Corporation,
  9.125% due 05/01/03                                $  500,000    $ 430,000
Katz Corporation,
  12.75% due 11/15/02                                   500,000      535,000
                                                                   ---------
                                                                     965,000
Drug & Health Care - 1.13%
Dade International, Incorporated,
  Series B, 13.00% due 02/01/05                         500,000      547,500
                                                                   ---------
Finance & Banking - 8.58%
Empress River Casino Finance
  Corporation, 10.75% due 04/01/02                      500,000      502,500
Foamex Capital Corporation,
  11.875% due 10/01/04                                  500,000      497,500
Indah Kiat International Finance
  Company, 11.375% due 06/15/99                         500,000      521,250
Paine Webber Group, Incorporated,
  6.30% due 02/15/96                                  1,400,000    1,399,770
Trump Taj Mahal Funding, Incorporated,
  zero coupon due 11/15/99                              509,875      433,394
United States Banknote Corporation,
  11.625% due 08/01/02                                  500,000      380,000
Venture Holdings Trust,
  9.75% due 04/01/04                                    500,000      435,000
                                                                  ----------
                                                                   4,169,414
Food & Beverages - 0.50%
Flagstar Corporation,
  10.75% due 09/15/01                                   260,000      240,500
                                                                  ----------
Food Stores - 0.74%
Penn Traffic Company,
  9.625% due 04/15/05                                   500,000      360,000
                                                                  ----------
Gas Exploration - 1.02%
Petro PSC Properties,
  12.50% due 06/01/02                                   500,000      495,000
                                                                  ----------

*** At October 31, 1995 a portion of this security was pledged to cover forward commitments purchased.
**** At October 31, 1995 a portion of this security was pledged to cover margin requirements for open futures contracts.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount      Value
                                                    ---------   ----------
General Obligation - 0.45%
United States Leasing, International,
 8.45% due 01/25/05                                  $200,000     $220,018
                                                                ----------
Hotels & Restaurants - 0.26%
Family Restaurants, Incorporated,
 9.75% due 02/01/02                                   250,000      125,000
                                                                ----------
Industrials - 11.35%
American Safety Razor Company,
 Series A,  9.875% due 08/01/05                       500,000      501,250
Berry Plastics Corporation,
 12.25% due 04/15/04                                  650,000      684,125
Consolidated Cigar Corporation,
 10.50% due 03/01/03                                  550,000      555,500
Harris Chemical, Incorporated,
 Step-up to 10.25% due 07/15/01                       500,000      447,500
Jordan Industries, Incorporated,
 10.375% due 08/01/03                                 450,000      405,000
Marcus Cable Company,
 14.25% due 12/15/05                                  750,000      445,312
Pathmark Stores, Incorporated,
 9.625% due 05/01/03                                  430,000      425,700
Plastic Specialties & Technologies,
 Incorporated, 11.25% due 12/01/03                    500,000      455,000
Renco Metals, Incorporated,
 12.00% due 07/15/00                                  500,000      542,500
Revlon Worldwide Corporation,
 Series B, zero coupon due 03/15/98                   500,000      372,500
Specialty Equipment Companies,
 Incorporated, 11.375% due 12/01/03                   250,000      257,500
Terex Corporation,
 13.75% due 05/15/02                                  500,000      422,500
                                                                ----------
                                                                 5,514,387
Leisure Time - 3.01%
Bally's Grand, Incorporated,
 10.375% due 12/15/03                                 500,000      498,750
Bally's Park Place, Incorporated,
 9.25% due 03/15/04                                   500,000      492,500
Hollywood Casino, Incorporated,
 12.75% due 11/01/03                                  500,000      472,500
                                                                ----------
                                                                 1,463,750
Other - 8.84%
Decorative Home Accents,
 Incorporated, 13.00% due 06/30/02                    500,000      500,000
Herff Jones, Incorporated,
 11.00% due 08/15/05                                  500,000      521,250
Hines Horticulture, Incorporated,
 11.75% due 10/05/05                                  500,000      511,250
Outdoor Systems, Incorporated,
 10.75% due 08/15/03                                  500,000      477,500
RBX Corporation,
 11.25% due 10/15/05                                  500,000      497,500

                                                    Principal
                                                      Amount      Value
                                                    ---------   ----------
Other - continued
SC International Services,
 Incorporated, 13.00% due 10/01/05                 $  500,000  $   515,000
Samsonite Corporation,
 11.125% due 07/15/05                                 500,000      480,000
The Selmer Company, Incorporated,
 11.00% due 05/15/05                                  500,000      492,500
Williamhouse Regency,
 Incorporated, 11.50% due 06/15/05                    300,000      297,000
                                                               -----------
                                                                 4,292,000
Other Utilities - 1.69%
Waters Corporation, Series B,
 12.75% due 09/30/04                                  750,000      821,250
                                                               -----------
Paper - 0.49%
Crown Paper Company,
 11.00% due 09/01/05                                  250,000      238,750
                                                               -----------
Retail Trade - 2.78%
Apparel Retailers, Incorporated,
 Series B, Step-up to 12.75%
 due 08/15/05                                       1,000,000      610,000
Cole National Group, Incorporated,
 11.25% due 10/01/01                                  500,000      495,000
Finlay Fine Jewerly Corporation,
 10.625% due 05/01/03                                 250,000      246,875
                                                               -----------
                                                                 1,351,875
Telephone - 3.01%
In Flight Phone Corporation,
 Step-up to 14.00% due 05/15/02                     1,000,000      390,000
A Plus Communications,
 Incorporated, 11.875% due 11/01/05                   500,000      503,750
Telex Communications, Incorporated,
 12.00% due 07/15/04                                  550,000      569,250
                                                               -----------
                                                                 1,463,000
Telecommunication Services - 1.54%
Adelphia Communications
 Corporation, 12.50% due 05/15/02                     500,000      487,500
Wireless One, Incorporated,
 13.00% due 10/15/03                                  250,000      259,375
                                                               -----------
                                                                   746,875
TOTAL CORPORATE BONDS
 (Cost $23,568,299)                                            $23,014,319
                                                               -----------
U.S. TREASURY OBLIGATIONS - 3.36%
U.S. Treasury Bonds - 0.53%
8.875%, due 08/15/17                                  200,000      257,032
                                                               -----------
U.S. Treasury Notes - 2.83%
6.75%, due 04/30/00                                   500,000      518,125
7.75%, due 01/31/00                                   800,000      857,376
                                                               -----------
                                                                 1,375,501
TOTAL U.S. TREASURY
OBLIGATIONS (Cost $1,554,376)                                  $ 1,632,533
                                                               -----------

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount      Value
                                                    ---------  -----------
U.S. GOVERNMENT AGENCY AND
MORTGAGE-BACKED OBLIGATIONS - 10.97%
Federal Home Loan Mortgage Corporation - 1.59%
8.50%, due 05/01/08                                $  742,001  $   771,265
                                                               -----------
Federal National Mortgage Association - 9.38%
6.50%, due 09/01/10 TBA**                           1,005,000      996,829
6.50%, due 09/01/25 TBA**                           2,500,000    2,425,000
7.00%, due 09/01/25 TBA**                             837,500      830,432
7.52%, due 08/26/05                                   300,000      306,570
                                                               -----------
                                                                 4,558,831
TOTAL U.S. GOVERNMENT AGENCY AND
MORTGAGE-BACKED OBLIGATIONS
 (Cost $5,292,100)                                             $ 5,330,096
                                                               -----------
FOREIGN GOVERNMENT OBLIGATIONS - 26.85%
Republic of Argentina - 4.58%
6.812%, due 03/31/05                                3,750,000    2,226,563
                                                               -----------
Kingdom of Belgium - 0.21%
6.50%, due 03/31/05                          BEF    3,000,000      100,387
                                                               -----------
Federal Republic of Brazil - 5.21%
4.00%, due 04/15/14                                $1,820,700      924,005
4.25%, due 04/15/24                                 1,500,000      727,502
6.00%, due 09/15/13                                   750,000      382,500
6.812%, due 04/15/06                                  750,000      496,875
                                                               -----------
                                                                 2,530,882
National Republic of Bulgaria - 2.57%
2.00%, due 07/28/12                                 4,500,000    1,248,750
                                                               -----------
Government of Canada - 0.37%
6.25%, due 02/01/98                          CAD       76,000       56,299
9.00%, due 12/01/04                          CAD      152,000      124,207
                                                               -----------
                                                                   180,506
Government of Costa Rica - 0.33%
Series B, 6.25% due 05/21/15                       $  300,000      157,500
                                                               -----------
Kingdom of Denmark - 0.19%
7.00%, due 12/15/04                          DKK      170,000       29,539
9.00%, due 11/15/98                          DKK      310,000       60,712
                                                               -----------
                                                                    90,251
Republic of Ecuador - 0.51%
6.812%, due 02/27/15                               $  750,000      247,500
                                                               -----------
Government of France - 1.31%
7.50%, due 04/25/05                          FRF    2,190,000      454,248
8.00%, due 05/12/98                          FRF      844,000      179,963
                                                               -----------
                                                                   634,211
                                                    Principal
                                                      Amount      Value
                                                    ---------   ----------
Federal Republic of Germany - 3.20%
6.875%, due 05/12/05                         DEM    1,018,000  $   742,599
7.375%, due 01/03/05                         DEM    1,080,000      811,995
                                                               -----------
                                                                 1,554,594
Republic of Italy - 0.70%
9.50%, due 12/01/97                          ITL  405,000,000      247,421
9.50%, due 01/01/05                          ITL  170,000,000       94,097
                                                               -----------
                                                                   341,518
Netherland Government - 0.55%
7.00%, due 06/15/05                          NLG      180,000      118,247
6.25%, due 07/15/98                          NLG      230,000      151,020
                                                               -----------
                                                                   269,267
Government of Mexico - 2.41%
Mexico United States Rights,
 0% due 12/31/19                                   $2,000,000            0
Series B, 6.25% due 12/31/19                        2,000,000    1,170,000
                                                               -----------
                                                                 1,170,000
Government of Poland - 2.70%
2.75%, due 10/27/24                                   750,000      347,813
3.75%, due 10/27/14                                 1,500,000      963,750
                                                               -----------
                                                                 1,311,563
Government of Spain - 0.27%
10.00%, due 02/28/05                         ESP    3,310,000       25,614
11.45%, due 08/30/98                         ESP   12,630,000      106,365
                                                               -----------
                                                                   131,979
Government of United Kingdom - 1.74%
Great British Treasury,
 7.00% due 11/06/01                          POUND    550,000      844,293
                                                               -----------
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS  (Cost $13,244,263)                                $13,039,764
                                                               -----------

                                                       Shares       Value
                                                       ------       ------
WARRANTS - 0.01%*
BPC Holdings Corporation (Expiration
 date 04/15/04; strike price $18.797)                     500       $6,250
                                                                    ------
TOTAL WARRANTS  (Cost $0)                                           $6,250
                                                                    ------

 Principal                                                        Maturity
  Amount                                                           Amount
-----------                                                      ----------
REPURCHASE AGREEMENT - 11.43%***
$5,554,000 Repurchase Agreement with J.P. Morgan dated
           10/31/95 at 5.85%, to be repurchased at
           $5,554,903 on 11/01/95, collateralized by
           $3,838,000 U.S. Treasury Bond, 12.00% due
           05/15/05 (valued at $5,877,355, including
           interest)                                           $ 5,554,000
                                                               -----------
TOTAL INVESTMENTS
 (Strategic Income Fund) (Cost $49,213,038)                    $48,576,962
                                                               ===========

  * Non-income producing
 ** Purchased on a forward commitment (Note 2).
*** At October 31, 1995 a portion of this security was pledged to cover forward commitments purchased.

     The accompany notes are an integal part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

Investment Quality Bond Fund

                                                     Principal
                                                       Amount     Value
                                                     ---------  ----------

CORPORATE BONDS - 34.65%
Drug & Health Care - 0.27%
OrNda Healthcorp, 11.375%, 08/15/04                  $  50,000  $   56,000

Electric Utilities - 2.93%
Cincinnati Gas & Electric Company,
 6.90% due 06/01/25                                    200,000     204,022
The Cleveland Electric Illuminating
 Company, 9.50% due 05/15/05                            25,000      25,000
Rochester Gas & Electric
 Corporation, 8.25% due 03/15/02                       100,000     107,394
Virginia Electric & Power Company,
 9.375% due 06/01/98                                   262,000     282,213
                                                                ----------
                                                                   618,629

Finance & Banking - 15.93%
American General Finance
 Corporation, 8.00% due 02/15/05                       230,000     243,860
Associates Corporation of North
 America, 6.95% due 08/01/02                           320,000     328,502
BankAmerica Corporation,
 9.50% due 04/01/01                                    114,000     129,477
Beneficial Corporation,
 8.40% due 05/15/08                                     75,000      85,615
Beneficial Corporation,
 8.90% due 06/06/01                                     30,000      33,417
Comerica, Incorporated,
 7.125% due 12/01/13                                   175,000     169,794
Commercial Credit Group,
 Incorporated, 10.00% due 05/01/99                      50,000      55,846
First National Bank of Boston,
 8.00% due 09/15/04                                    225,000     242,860
First Union Corporation,
 7.50% due 04/15/35                                    300,000     320,013
General Motors Acceptance
 Corporation, 7.00% due 09/15/02                       200,000     203,716
General Motors Acceptance
 Corporation, 6.00% due 01/11/99                       150,000     148,929
International Lease Finance
 Corporation, 7.50% due 03/01/99                       200,000     207,522
NBD Bancorp, 8.25% due 11/01/24                        300,000     349,480
Norwest Corporation, 6.00% due 03/15/00                100,000      98,835
Republic New York Corporation,
 9.75% due 12/01/00                                    155,000     176,323
Republic New York Corporation,
 9.70% due 02/01/09                                    100,000     124,318
Texaco Capital, Incorporated,
 8.93% due 07/23/01                                     60,000      67,336
United Bankshares, Incorporated,
 8.625% due 04/15/98                                   200,000     210,494
Wells Fargo & Company,
 8.75% due 05/01/02                                    150,000     166,518
                                                                ----------
                                                                 3,362,855

Food Stores - 0.10%
Big V Supermarkets, Incorporated,
 11.00% due 02/15/04                                 $  25,000  $   20,375
                                                                ----------
Forest Products - 1.09%
Boise Cascade Corporation,
 9.85% due 06/15/02                                    200,000     229,348
                                                                ----------
Hotels & Restaurants - 0.23%
Hammons Hotels,
 8.875% due 02/15/04                                    50,000      48,750
                                                                ----------
Industrials - 6.96%
Allied-Signal, Incorporated
 9.875% due 06/01/02                                   100,000     117,334
Amoco Canada Petroleum Company,
 Ltd., 7.95% due 10/01/22                              100,000     109,731
Armco, Incorporated,
 9.375% due 11/01/00                                    50,000      49,250
Cablevision Industries Corporation,
 9.25% due 04/01/08                                     25,000      26,625
Cincinnati Milacron, Incorporated,
 7.875% due 05/15/00                                   130,000     132,113
Coastal Corporation,
 8.75% due 05/15/99                                    400,000     427,020
Container Corporation of America,
 9.75% due 04/01/03                                     50,000      50,375
Fort Howard Corporation,
 9.25% due 03/15/01                                     50,000      49,625
General Re Corporation,
 9.00% due 09/12/09                                    100,000     119,435
GS Technologies , Incorporated,
 12.25% due 10/01/05                                    50,000      50,750
Interlake Corporation,
 12.00% due 11/15/01                                    25,000      24,750
K & F Industries, Incorporated,
 11.875% due 12/01/03                                   50,000      53,000
Monsanto Company,
 8.875% due 02/06/98                                   140,000     148,443
Portola Packaging, Incorporated,
 10.75% due 10/01/05                                    25,000      25,688
Repap New Brunswick, Incorporated,
 9.875% due 07/15/00                                    50,000      51,125
Westvaco Corporation,
 9.65% due 03/01/02                                     30,000      34,357
                                                                ----------
                                                                 1,469,621

Non-Bank Finance - 0.26%
KFW International Financial,
 Incorporated, 8.85% due 06/15/99                       50,000      54,449
                                                                ----------

Other - 0.25%
Kindercare Learning Centers,
 Incorporated, 10.375% due 06/01/01                     50,000      51,750
                                                                ----------


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount      Value
                                                    ---------   ----------
Publishing - 1.51%
Time Warner, Incorporated,
 9.125% due 01/15/13                               $  295,000   $  319,694
                                                                ----------
Retail Trade - 0.90%
Sears, Roebuck and Company,
 9.25% due 08/01/97                                   180,000      189,407
                                                                ----------
Steel - 0.26%
AK Steel Corporation,
 10.75% due 04/01/04                                   50,000       54,500
                                                                ----------
Telecommunication Services - 1.70%
Comcast Corporation,
 9.125% due 10/15/06                                   50,000       51,250
Heritage Media Corporation,
 11.00% due 06/15/02                                   50,000       53,125
Tele-Communications, Incorporated,
 9.80% due 02/01/12                                   200,000      229,112
Videotron, Ltd., 10.25% due 10/15/02                   25,000       26,063
                                                                ----------
                                                                   359,550
Telephone - 1.73%
GTE Florida, Incorporated,
 6.31% due 12/15/02                                   200,000      198,332
Illinois Bell Telephone Company,
 7.625% due 04/01/06                                   35,000       35,577
New York Telephone Company,
 7.875% due 06/15/17                                  100,000      103,829
Paging Network, Incorporated,
 10.125% due 08/01/07                                  25,000       26,625
                                                                ----------
                                                                   364,363
Transportation - 0.53%
CSX Corporation, 9.04% due 02/28/97                    75,000       77,400
Southern Railway Company,
 8.75% due 10/15/03                                    30,000       34,275
                                                                ----------
                                                                   111,675
TOTAL CORPORATE BONDS
 (Cost $7,000,474)                                              $7,310,966
                                                                ----------
U.S. TREASURY OBLIGATIONS - 33.24%
U.S. Treasury Bonds - 33.24%
8.875%, due 02/15/19                                  810,000    1,046,674
9.25%, due 02/15/16                                   250,000      330,780
10.75%, due 02/15/03                                1,850,000    2,367,704
12.00%, due 08/15/13                                2,180,000    3,270,349
                                                                ----------
                                                                 7,015,507
TOTAL U.S. TREASURY
OBLIGATIONS (Cost $6,705,695)                                   $7,015,507
                                                                ----------

                                                    Principal
                                                      Amount      Value
                                                    ---------   ----------
U.S. GOVERNMENT AGENCY AND
MORTGAGE-BACKED OBLIGATIONS - 20.28%
Federal Home Loan Mortgage Corporation - 10.80%
6.50%, due 07/15/08 - 04/01/24                     $1,003,501   $  974,050
7.00%, due 10/01/25                                   895,502      888,499
8.00%, due 11/15/99                                   400,000      416,624
                                                                ----------
                                                                 2,279,173
Federal National Mortgage Association - 4.36%
4.50%, due 01/25/98 - Remic                           129,953      127,435
6.25%, due 11/25/19 - Remic                           500,000      491,405
6.60%, due 09/25/18                                   300,000      302,061
                                                                ----------
                                                                   920,901
Government National Mortgage Association - 5.12%
7.00%, due 10/15/23                                   398,000      395,262
8.00%, due 10/15/16 - 04/15/17                        657,601      684,109
                                                                ----------
                                                                 1,079,371
TOTAL U.S. GOVERNMENT AGENCY AND
MORTGAGE-BACKED OBLIGATIONS
 (Cost $4,225,039)                                              $4,279,445
                                                                ----------
FIXED INCOME - OTHER - 4.95%
Miscellaneous Asset Backed Securities - 4.95%
Advanta Credit Card Master Trust, Series
 1994, Class A, 6.155% due 10/01/01                   300,000      300,750
Premier Auto Trust, Series 1993,
 Class A2, 4.65% due 11/02/99                         113,820      112,112
Western Financial Grantor Trust, Series
 1995, Class A1, 7.10% due 07/01/00                   198,132      200,732
World Omni Automobile Lease,
 6.05% due 11/25/01                                   200,000      200,812
World Omni Automobile Lease, Series
 1994, Class A, 6.45% due 09/25/00                    230,211      231,289
                                                                ----------
                                                                 1,045,695
TOTAL FIXED INCOME - OTHER
 (Cost $1,037,984)                                              $1,045,695
                                                                ----------
FOREIGN BONDS - 2.09%
Canadian - 2.09%
Hydro-Quebec, 8.05% due 07/07/24                      400,000      441,740
                                                                ----------
TOTAL FOREIGN BONDS
 (Cost $436,009)                                                $  441,740
                                                                ----------

Principal                                                         Maturity
  Amount                                                           Amount
----------                                                       ----------
REPURCHASE AGREEMENT - 4.79%
$1,011,000 Repurchase Agreement with Shearson
           Lehman dated 10/31/95 at 5.86%, to
           be repurchased at $1,011,165 on
           11/01/95, collateralized by $915,000
           U.S. Treasury Note, 8.875% due
           11/15/98 (valued at $1,048,293,
           including interest)                                  $1,011,000
                                                                ----------

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------

TOTAL INVESTMENTS
(Investment Quality Bond Fund)
(Cost $20,416,201)                                              $21,104,353
                                                                ===========

U.S. Government Securities Fund

                                                    Principal
                                                      Amount        Value
                                                    ---------     ----------
U.S. TREASURY OBLIGATIONS - 27.17%
U.S. Treasury Bonds - 3.42%
8.875%, due 08/15/17                              $ 3,400,000    $  4,369,544
                                                                 ------------
U.S. Treasury Notes - 23.75%
6.125%, due 05/31/97                                2,000,000       2,014,380
6.75%, due 04/30/00                                15,500,000      16,061,875
7.125%, due 02/29/00                                5,550,000       5,824,003
7.75%, due 01/31/00                                 6,000,000       6,430,320
                                                                 ------------
                                                                   30,330,578
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $33,500,469)                                              $ 34,700,122
                                                                 ------------
U.S. GOVERNMENT AGENCY
AND MORTGAGE-BACKED OBLIGATIONS - 56.41%
Federal Home Loan Mortgage Corporation - 19.37%
6.00%, due 05/01/09 - 10/01/10                     23,999,985      23,429,985
8.00%, due 06/01/08                                   324,192         333,847
8.25%, due 07/01/06                                   319,418         329,176
8.50%, due 05/01/08                                   627,187         648,981
                                                                 ------------
                                                                   24,741,989
Federal National Mortgage Association - 29.75%
6.50%, due 08/01/10 - 10/01/10                     16,274,988      16,142,672
6.50%, due 08/01/25 TBA**                           9,000,000       8,730,000
7.00%, due 08/01/25 TBA**                           4,437,500       4,400,048
7.52%, due 08/26/05                                 4,000,000       4,087,604
8.00%, due 08/01/04                                   102,583         105,564
8.25%, due 03/25/06 - Remic                           675,000         722,034
8.50%, due 08/01/02                                   245,782         255,306
11.00%, due 02/01/15                                    1,021           1,144
11.50%, due 02/01/20                                3,139,191       3,553,156
                                                                 ------------
                                                                   37,997,528
Government National Mortgage Association - 3.68%
7.50%, due 04/15/02 - 02/15/07                        619,748         630,441
7.75%, due 04/15/04                                    83,284          85,651
8.00%, due 11/15/06 - 02/15/08                         55,329          57,604
10.25%, due 02/15/00 - 03/15/01                       295,621         309,107
10.50%, due 01/15/01                                   21,342          22,415
11.00%, due 03/15/00 - 09/20/15                       254,030         272,541
11.25%, due 04/15/98 - 10/20/15                        31,314          33,997
11.50%, due 08/20/00 - 02/15/16                     1,131,760       1,268,516
11.75%, due 09/15/98                                    1,731           1,826
12.00%, due 02/15/14 - 06/20/15                       208,200         238,116
12.25%, due 03/15/14 - 01/20/15                       170,696         191,947
12.50%, due 11/15/10 - 07/15/15                     1,003,166       1,162,447
13.25%, due 07/15/14                                   73,522          83,884

                                                    Principal
                                                      Amount            Value
                                                    ---------         ---------
Government National Mortgage
 Association - continued
13.50%, due 11/15/12                                $  79,459    $       93,930
14.50%, due 06/15/11                                    9,126            10,435
15.00%, due 07/15/11 - 09/15/12                       189,745           230,954
                                                                 --------------
                                                                      4,693,811
Other U.S. Government Agency Obligations - 3.61%
Tennessee Valley Authority,
 8.25% due 11/15/96                                 4,500,000         4,607,415
                                                                 --------------
TOTAL U.S. GOVERNMENT AGENCY AND
MORTGAGE-BACKED OBLIGATIONS
(Cost $71,279,578)                                               $   72,040,743
                                                                 --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.24%
Drexel Burnham Lambert, 9.30%
 due 06/01/17 (Collateralized by
 GNMA, 10.00%)                                        66,366             67,755
Goldman Sachs Trust 7, 9.10%
 due 04/27/17 (Collateralized by
 FNMA, 10.00%)                                        39,336             39,140
Merrill Lynch Trust XXV, 8.75%
 due 03/20/19 (Collateralized by
 FHLMC, 10.00%)                                       60,673             60,787
Shearson Lehman, Incorporated,
 7.50% due 06/01/18 (Collateralized
 by GNMA, 11.50%)                                  1,412,979          1,418,277
                                                                 --------------
                                                                      1,585,959
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS  (Cost $1,620,695)                                   $    1,585,959
                                                                 --------------
  Principal                                                         Maturity
    Amount                                                           Amount
  ----------                                                       ----------
REPURCHASE AGREEMENTS - 15.18%***
$9,695,000 Repurchase Agreement with J.P. Morgan dated
           10/31/95 at 5.85%, to be repurchased at $9,696,575
           on 11/01/95, collateralized by $6,699,000 U.S.
           Treasury Bond, 12.00% due 05/15/05 (valued at
           $10,258,572, including interest)                      $  9,695,000

 9,695,000 Repurchase Agreement with State Street Bank &
           Trust Company dated 10/31/95 at 5.83%, to be
           repurchased at $9,696,570 on 11/01/95,
           collateralized by $10,145,000 U.S. Treasury Bill,
           5.35% due 04/18/96 (valued at $9,891,375,
           including interest)                                      9,695,000
                                                                 ------------
                                                                 $ 19,390,000
TOTAL INVESTMENTS
(U.S. Government Securities Fund)
(Cost $125,790,742)                                              $127,716,824
                                                                 ============


 * Purchased on a forward commitment (Note 2).
** At October 31, 1995 a portion of these securities was pledged to equal forward commitments purchased.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------


National Municipal Bond Fund
                                                    Principal
                                                      Amount        Value
                                                    ---------       -------
LONG-TERM INVESTMENTS - 96.14%
Alabama - 4.00%
Alabama Housing Finance Authority
 Single Family Mortgage Revenue
 Collateralized Home Mortgage Program,
 Series B-2, 6.40%, 04/01/25                        $   575,000    $  589,484
Courtland Alabama, Industrial Development
 Board, Solid Waste Disposal Revenue
 (Champion International Corporation
 Project), 5.90%, 02/01/17                              250,000       239,757
                                                                   ----------
                                                                      829,241
California - 4.59%
California State Public Works Board
 Lease Revenue, Various Community
 College Projects, 7.00%, 03/01/14                      500,000       544,320
Los Angeles, California Harbor Department
 Revenue, Series B, 6.625%, 08/01/19                    390,000       406,899
                                                                   ----------
                                                                      951,219
Florida - 5.05%
Jacksonville, Florida Water & Sewer
 Revenue, 6.35%, 08/01/25                             1,000,000     1,045,410
                                                                   ----------
Georgia - 2.11%
Savannah, Georgia Hospital Authority
 Revenue Refunding & Improvement
 (Candler Hospital), 7.00%, 01/01/23                    430,000       438,084
                                                                   ----------
Illinois - 5.74%
Illinois Health Facilities Authority
 Revenue (OSF Health Care System),
 6.00%, 11/15/23                                        200,000       194,448
Illinois Health Facilities Authority
 Revenue (Hospital Association
 Project), 7.00%, 02/15/22                              200,000       210,092
Chicago, Illinois Wastewater Transmission
 Revenue, 6.375%, 01/01/24                              750,000       783,757
                                                                   ----------
                                                                    1,188,297
Indiana - 2.11%
Indiana Bond Bank Special Program
 (Sanitary District of City of Gary, Indiana
 Project), Series B, 6.20%, 02/01/13                    150,000       153,811
City of Lawrenceburg, Indiana Pollution
 Control Revenue Refunding (Indiana
 Michigan Power Company Project),
 Series E, 5.90%, 11/01/19                              300,000       283,836
                                                                   ----------
                                                                      437,647
Iowa - 0.74%
Iowa Finance Authority Hospital Facility
 Revenue Refunding (Trinity Regional
 Hospital Project), 7.00%, 07/01/12                     150,000       153,596
                                                                   ----------

                                                      Principal
                                                       Amount         Value
                                                     -----------    ---------
Kentucky - 0.22%
Trimble County, Kentucky Pollution
 Control Revenue (Louisville Gas & Electric
 Company), Series B, 6.55%, 11/01/20                 $   40,000    $   44,708
                                                                   ----------
Louisiana - 2.23%
Louisiana Public Facilities Authority Hospital
 Revenue Refunding (Touro Infirmary
 Project), Series A, 6.125%, 08/15/23                   500,000       462,135
                                                                   ----------
Maine - 0.12%
Maine State Housing Authority Mortgage
 Purchase, Series A-4, 6.375%, 11/15/12                  25,000        25,342
                                                                   ----------
Michigan - 2.20%
Clarkston, Michigan Community Schools,
 5.90%, 05/01/16                                        450,000       454,887
                                                                   ----------
Nebraska - 6.04%
Nebraska Higher Education Loan Program
 Income Revenue, 6.65%, 06/01/08                      1,200,000     1,250,880
                                                                   ----------
Nevada - 9.03%
Clark County, Nevada Passenger Facilities
 Charge Revenue, 5.50%, 07/01/25                        500,000       470,765
Clark County, Nevada Passenger Facilities,
 Charge Revenue, 5.75%, 07/01/23                        500,000       479,925
Nevada Housing Division, Single-Family
 Program, 6.35%, 10/01/12                               600,000       606,270
Nevada Housing Division, Single-Family
 Program, Series B-2, 6.95%, 10/01/26                   300,000       312,615
                                                                   ----------
                                                                    1,869,575
New Jersey - 5.22%
New Jersey Economic Development
 Authority Water Facilities Revenue
 (New Jersey American Water Company,
 Incorporated Project) 6.875%, 11/01/34               1,000,000     1,080,610
                                                                   ----------
New York - 20.02%
Metropolitan Transportation Authority,
 New York Service Contract (Transit
 Facilities), Series O, 6.25%, 07/01/14                 375,000       392,194
New York State Local Government Assistance
 Corporation, Series B, 5.375%, 04/01/16                850,000       809,982
New York, NY, Series D,
  6.00%, 02/15/20                                     1,000,000       972,510
New York City Housing Development
 Corporation (Multi-Family Housing),
 Series A, 5.85%, 05/01/25                              200,000       191,878

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------

                                                    Principal
                                                      Amount      Value
                                                    ---------   ----------
New York - continued
New York State Dormitory Authority
 Revenue, State University Educational
 Facilities, Series A, 6.25%, 05/15/08              $ 500,000   $  513,710
New York State Environmental Facilities
 Corporation Pollution Control Revenue
 Refunding (IBM Corporation Project),
 7.125%, 07/01/12                                     580,000      621,569
New York State Mortgage Agency
 Revenue, Series 40-A, 6.35%, 04/01/21                630,000      644,572
                                                                 ---------
                                                                 4,146,415
Ohio - 4.15%
Ohio State Air Quality Development
 Authority Revenue, 6.10%, 09/01/30                   850,000      860,489
                                                                 ---------
Pennsylvania - 4.69%
Monroeville, Pennsylvania Hospitals
 Authority Hospitals Revenue,
 6.25%, 10/01/15                                    1,000,000      972,230
                                                                 ---------
Rhode Island - 2.76%
Rhode Island Depositors Economic
 Protection Corporation Special Obligation
 Refunding, Series A, 5.625%, 08/01/09                225,000      224,872
Rhode Island Housing & Mortgage
 Finance Corporation, Homeownership
 Opportunity, Series 5, 6.40%, 04/01/24               150,000      149,211
Rhode Island State Health & Educational
 Building Corporation, J&W University,
 Series A, 5.875%, 04/01/20                           200,000      196,806
                                                                 ---------
                                                                   570,889
South Dakota - 0.22%
South Dakota Housing Development
 Authority, Homeowner Mortgage,
 Series D, 6.85%, 05/01/26                             45,000       46,232
                                                                 ---------
Tennessee - 2.27%
Humphreys County, Tennessee Industrial
 Development Board Solid Waste Disposal
 Revenue (E.I. Du Pont Denemours &
 Company Project), 6.70%, 05/01/24                    450,000      470,002
                                                                 ---------
Texas - 4.18%
Lower Neches Valley Authority, Texas
 Industrial Development Corporation
 Sewer Facilities Revenue, Mobil Oil
 Refining Corporation, 6.40%, 03/01/30                750,000      768,757
Texas State Veterans Housing
 Assistance, 6.80%, 12/01/23                           95,000       97,856
                                                                 ---------
                                                                   866,613
                                                    Principal
                                                      Amount        Value
                                                    ---------    ----------
Virginia - 1.68%
Virginia State Housing Development
 Authority Commonwealth Mortgage,
 Subseries B-5, 6.30%, 01/01/27                   $    45,000    $  44,451
Virginia State Housing Development
 Authority Commonwealth Mortgage,
 Subseries I-1, 6.55%, 07/01/17                       300,000      304,185
                                                                 ---------
                                                                   348,636
Washington - 0.81%
Economic Development Corporation
 of Pierce County (Washington) Solid
 Waste Revenue (Occidental Petroleum
 Corporation Project), 5.80%, 09/01/29                95,000        84,522
Washington State Housing Finance
 Commission Single-Family Mortgage
 Revenue Refunding, Series D-1,
 6.15%, 01/01/26                                      35,000        33,970
Washington State Public Power Supply
 System Nuclear Project Number 1
 Revenue Refunding, 5.70%, 07/01/17                   50,000        48,901
                                                               -----------
                                                                   167,393
Wisconsin - 5.96%
Wisconsin Housing & Economic
 Development Authority Home Ownership
 Revenue, Series D, 6.10%,  07/01/24                 200,000       200,760
Wisconsin State Health & Educational
 Facilities Authority Revenue, Mercy
 Hospital of Janesville, Incorporated,
 6.60%, 08/15/22                                   1,000,000     1,034,880
                                                               -----------
                                                                 1,235,640

TOTAL LONG-TERM INVESTMENTS
  (Cost $19,519,090)                                           $19,916,170
                                                               -----------
SHORT-TERM INVESTMENTS - 3.86%
Arizona - 3.38%
Pinal County, Arizona Industrial
 Development Authority Pollution Control
 Revenue, VR, 4.00%, 11/01/95                        700,000       700,000
                                                               -----------

Florida - 0.48%
Manatee County, Florida Pollution
 Control Revenue, VR, 4.00%, 11/01/95                100,000       100,000
                                                               -----------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $800,000)                                              $   800,000
                                                               -----------

TOTAL INVESTMENTS
  (National Municipal Bond Fund)
    (Cost $20,319,090)                                         $20,716,170
                                                               ===========

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------
Money Market Fund

                                                    Principal
                                                      Amount      Value
                                                    ---------   ----------

COMMERCIAL PAPER - 99.35%
American General Finance
 Corporation, 5.65% due 11/22/95                     $420,000     $418,616
American Home Products
 Corporation, 5.73% due 11/10/95                      500,000      499,284
Assets Securitization Cooporative
 Corporation, 5.70% due 11/17/95                      600,000      598,480
Associates Corporation of North
 America, 5.68% due 02/08/96                          600,000      590,628
Cariplo Finance, Incorporated,
 5.69% due 11/30/95                                   600,000      597,250
Central & South West Corporation,
 5.67% due 11/13/95                                   400,000      399,244
Chase Manhattan Bank, New York,
 5.77% due 04/15/96                                   600,000      600,000
CIESCO, Incorporated,
 5.75% due 11/22/95                                   600,000      597,987
CIT Group Holdings, Incorporated,
 5.70% due 01/24/96                                   600,000      592,020
The Coca-Cola Company,
 5.77% due 12/01/95                                   400,000      398,077
Corporate Asset Fund,
 5.70% due 11/15/95                                   300,000      299,335
Corporate Receivables Corporation,
 5.70% due 11/08/95                                   450,000      449,501
Dean Witter Discover & Company,
 5.73% due 11/17/95                                   600,000      598,472
Dresdner U.S. Finance,
 5.72% due 01/22/96                                   600,000      592,183
ESC Securitization, Incorporated,
 5.68% due 12/05/95                                   650,000      646,513
Falcon Asset Securitization,
 5.72% due 11/14/95                                   250,000      249,483
Ford Motor Credit Corporation,
 5.70% due 11/10/95                                   600,000      599,145
General Electric Capital Corporation,
 5.59% due 03/01/96                                   600,000      588,727
General Motors Acceptance
 Corporation, 5.65% due 12/15/95                      600,000      595,857
Household International,
 Incorporated, 5.73% due 02/08/96                     600,000      590,545
IBM Credit Corporation,
 5.72% due 11/08/95                                   560,000      559,377
Indosuez of  North America,
 Incorporated, 5.70% due 01/29/96                     600,000      591,545
Kreditbank North America,
 5.74% due 01/31/96                                   500,000      492,745
Matterhorn Capital Corporation,
 5.72% due 11/17/95                                   600,000      598,475
MetLife Funding, Incorporated,
 5.70% due 11/07/95                                    20,000       19,981
Monsanto Company,
 5.75% due 11/21/95                                   800,000      797,445
                                                    Principal
                                                      Amount      Value
                                                    ---------   ----------

COMMERCIAL PAPER - continued
Norwest Corporation,
 5.66% due 11/17/95                                  $650,000     $648,365
PNC Funding Corporation,
 5.75% due 02/05/96                                   600,000      590,800
PHH Corporation,
 5.73% due 11/10/95                                   600,000      599,140
Preferred Receivables Funding,
 5.72% due 01/25/96                                   600,000      591,897
Prudential Funding Corporation,
 5.71% due 12/11/95                                   600,000      596,193
Riverwoods Funding Corporation,
 5.69% due 11/13/95                                   600,000      598,862
Sears Roebuck Acceptance
 Corporation, 5.70% due 02/22/96                      600,000      589,265
Societe Generale of  North America,
 Incorporated, 5.64% due 03/18/96                     650,000      635,947
SunTrust Banks, Incorporated,
 5.71% due 11/27/95                                   500,000      497,938
Toshiba America,
 5.65% due 01/12/96                                   600,000      593,220

TOTAL COMMERCIAL PAPER                                         $19,502,542
                                                               -----------
  Principal                                                      Maturity
   Amount                                                         Amount
  ---------                                                      ---------
REPURCHASE AGREEMENT - 0.65%
$127,000 Repurchase Agreement with Shearson Lehman dated
         10/31/95 at 5.87%, to be repurchased at $127,021
         on 11/01/95, collateralized by $100,000 U.S.
         Treasury Bond, 8.75% due 08/15/20 (value at
         $129,925, including interest)                           $127,000
                                                                 --------

TOTAL INVESTMENTS
(Money Market Fund)                                           $19,629,542
                                                              ===========
                                              Key to Security
Key to Currency Abbreviations                  Abbreviations
-----------------------------                 ----------------
AUD - Australian Dollar                   ADR - American Depository
BEF - Belgian Franc                             Receipt
CAD - Canadian Dollar                     FRN - Floating Rate Note
DKK - Danish Krone                        IO  - Interest Only, carries
FRF - French Franc                              notional principal amount
DEM - German Deutsche Mark                TBA - To Be Announced
    - Great British Pound                 VR  - Variable Rate
ITL - Italian Lira                              Demand Note*
    - Japanese Yen                        *Maturity date shown is the
NLG - Netherland Guilder                   date of next interest rate
ESP - Spanish Peseta                       change and coupon rate is
CHF - Swiss Franc                          the rate effective as of
                                           October 31, 1995.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE TRUST. North American Funds (the "Fund") is an open-end, diversified management investment company. The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. It is a series company, which means it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. As of October 31, 1995, the Fund offered the following ten portfolios with A, B and C Classes: the Global Growth Fund, the Growth Fund, the Growth and Income Fund, the International Growth and Income Fund, the Asset Allocation Fund, the Strategic Income Fund, the Investment Quality Bond Fund, the U.S. Government Securities Fund, the National Municipal Bond Fund and the Money Market Fund.

On April 1, 1994, the multiple class structure as approved by the Board of Trustees and shareholders was implemented. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines to zero from 5% depending on the period of time shares are held. Class B shares will automatically convert to Class A shares of the same portfolio six years after purchase. Class C shares are sold without an initial sales charge. Class C shares will automatically convert to Class A shares of the same portfolio ten years after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class has exclusive voting rights with respect to its distribution plan. Classes A, B and C of the Money Market Fund have the same expense structure and no distribution expense.

NASL Financial Services, Inc. ("NASL Financial"), a wholly-owned subsidiary of North American Security Life Insurance Company, serves as investment adviser, principal underwriter and distributor for the Fund.

NEW PORTFOLIO. On January 9, 1995, the International Growth and Income Fund commenced operations. The subadviser to this portfolio is J.P. Morgan Investment Management Inc. Deferred organization costs of $635 were incurred and are being amortized over five years.

2. SIGNIFICANT ACCOUNTING POLICIES. The Fund follows the policies described below when preparing the portfolios' financial statements. These policies are in accordance with generally accepted accounting principles.

SECURITY VALUATION. Securities held by the Money Market Fund and money market instruments with remaining maturities of 60 days or less held by the other funds are valued at either the amortized cost basis or original cost plus accrued interest, both of which approximate current market value. All other securities held by the Fund are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading on the Exchange. Other assets and securities for which no such quotation or valuations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees.

FOREIGN CURRENCY TRANSLATIONS.   The accounting records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (i) market value of securities, other assets and other liabilities at the current rate of exchange of such currencies against U.S. dollars; and

     (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Gains and losses that arise from changes in foreign exchange rates have been segregated from gains and losses that arise from changes in the market prices of investments. These gains and losses are included with gains and losses on foreign currency and forward foreign currency contracts in the Statements of Operations.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

NOTE 2 - CONTINUED

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of the U.S. Government Securities, National Municipal Bond and Money Market Funds may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period and the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward currency exchange rates supplied by a quotation service. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Net realized gains (losses) on forward foreign currency contracts, shown in the Statements of Operations, includes net gains or losses realized by a portfolio on contracts which have matured or which the fund has terminated by entering into an offsetting commitment.

FUTURES. All portfolios other than the U.S. Government Securities and Money Market Fund may purchase and sell financial futures contracts and options on those contracts. The portfolios invest in contracts based on financial instruments such as U.S. Treasury bonds or notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the portfolios.

When a portfolio sells a futures contract based on a financial instrument, the portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Fund is required to deposit with a broker an amount, initial margin, which represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the portfolio realizes a gain or loss.

FORWARD COMMITMENTS. The Fund may make forward commitments to purchase and sell securities. Delivery and payment for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities underlying a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the portfolio's net asset value starting on the day the portfolio agrees to purchase the securities. At October 31, 1995, forward commitments in the Asset Allocation, Strategic Income and U.S. Government Securities Funds were valued at $10,166,520, $4,252,261 and $13,130,048, respectively.

MORTGAGE DOLLAR ROLLS. The Strategic Income and U. S. Government Securities Funds may enter into mortgage dollar rolls in which it sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at the same price on an agreed upon date. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

ORGANIZATION COSTS. Cost incurred by the Fund in connection with its organization, its initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares is being amortized on a straight line basis over a five-year period for the Global Growth, Growth and Income, International Growth and Income, Strategic Income, Investment Quality Bond and the National Municipal Bond Funds. In the event that any of the initial shares of each of the Global Growth, Growth and Income and Investment Quality Bond Funds are redeemed by NASL Financial during the amortization period, the portfolios of the Fund will be reimbursed for any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption. All costs incurred by the implemention of the multiple class structure were borne by NASL Financial.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

NOTE 2 - CONTINUED

FEDERAL INCOME TAXES. The Fund's policy is for each portfolio to qualify as "a regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each portfolio is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTIONS OF INCOME AND GAINS.   Distribution of net investment income is
declared as a dividend to shareholders of record as of the close of business each day and is paid monthly for U.S. Government Securities and Investment Quality Bond Funds, semi-annually to shareholders of the Growth and Income and International Growth and Income Funds, and annually to shareholders of the Growth, Global Growth and Asset Allocation Funds. All of the net investment income of the Money Market, National Municipal Bond and Strategic Income Funds are declared as a dividend to shareholders of record as of the close of business each day and is paid monthly. During any particular year, net realized gains from investment transactions for each portfolio, in excess of available capital loss carryforwards of each portfolio, would be taxable to the fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

Pursuant to Section 852 of the Internal Revenue Code, the distributions set forth below have been designated as capital gains distributions for the fiscal year ended October 31, 1995:

PORTFOLIO                         CAPITAL GAIN DISTRIBUTION
--------------------              -------------------------
Growth........................            $8,946,244
Growth and Income.............               817,125
Asset Allocation..............             2,804,494

EXEMPT INTEREST DIVIDENDS. The National Municipal Bond Fund designates all dividends paid during the fiscal year ended October 31, 1995 as 100% exempt interest dividends. Accordingly, 100% of the distributions paid are tax-exempt for federal income tax purposes. Shareholders will receive pertinent tax information in January, 1996.


CAPITAL LOSS CARRYFORWARDS. At October 31, 1995, capital loss carryforwards available to offset future realized gains were approximately:

                                               CAPITAL LOSS CARRYFORWARDS
                                                     EXPIRATION YEAR
                                             --------------------------------
PORTFOLIO                                       2003         2002      2001
----------------------------------------     ----------   ----------  -------
Global Growth...........................     $3,967,000           --       --
Strategic Income........................             --   $  400,000       --
Investment Quality Bond.................             --      641,000       --
U.S. Government Securities..............             --    3,316,000       --
National Municipal Bond.................        451,000       10,000  $11,000

To the extent that capital loss carryforwards are available to offset any future realized gains, it is unlikely that such gains would be distributed to shareholders since they may be taxable as ordinary income.

EQUALIZATION. The Fund follows the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of repurchases of the Fund's shares are allocated, on a per share basis, to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of the Fund's shares.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

NOTE 2 - CONTINUED

REPURCHASE AGREEMENTS. Each portfolio may enter into repurchase agreements and, additionally, the U.S. Government Securities Fund may enter into reverse repurchase agreements. When a portfolio enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to 102% of the resale price, and such portfolio will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire.
If the seller defaults, a portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price. Under a reverse repurchase agreement, the U.S. Government Securities Fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price.

OTHER. Investment security transactions are accounted for on the trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. All original issue discounts are accreted for financial and federal income tax reporting purposes. The Fund uses the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

3. CAPITAL SHARES. Share activity for the year ended October 31, 1995 is as follows:

                                                                                                     ADDITIONAL
                                                            SHARES            PAR VALUE           PAID-IN CAPITAL
                                                        -------------         ---------           ---------------
GLOBAL GROWTH FUND-CLASS A
Outstanding at October 31, 1994.....................     1,224,996             $ 1,225             $ 17,767,966
Sold................................................     2,614,767               2,615               35,326,143
Reinvestment of distributions.......................        43,249                  43                  574,845
Redeemed............................................    (2,156,352)             (2,156)             (29,335,582)
                                                        ----------             -------             ------------
 Net increase.......................................       501,664                 502                6,565,406
                                                        ----------             -------             ------------
Outstanding at October 31, 1995.....................     1,726,660             $ 1,727             $ 24,333,372
                                                        ==========             =======             ============
GLOBAL GROWTH FUND-CLASS B
Outstanding at October 31, 1994.....................       939,958             $   940             $ 13,753,105
Sold................................................     1,084,531               1,084               14,547,925
Reinvestment of distributions.......................        33,028                  33                  436,438
Redeemed............................................      (359,266)               (359)              (4,857,365)
                                                        ----------             -------             ------------
 Net increase.......................................       758,293                 758               10,126,998
                                                        ----------             -------             ------------
Outstanding at October 31, 1995.....................     1,698,251             $ 1,698             $ 23,880,103
                                                        ==========             =======             ============
GLOBAL GROWTH FUND-CLASS C
Outstanding at October 31, 1994.....................     6,858,508             $ 6,859             $ 87,720,725
Sold................................................     1,985,403               1,985               26,819,807
Reinvestment of distributions.......................       217,568                 218                2,873,413
Redeemed............................................    (2,991,542)             (2,992)             (40,342,651)
                                                        ----------             -------             ------------
 Net decrease.......................................      (788,571)               (789)             (10,649,431)
                                                        ----------             -------             ------------
Outstanding at October 31, 1995.....................     6,069,937             $ 6,070             $ 77,071,294
                                                        ==========             =======             ============
GROWTH FUND-CLASS A
Outstanding at October 31, 1994.....................     1,104,310             $ 1,105             $ 16,160,250
Sold................................................     2,787,050               2,787               41,410,939
Reinvestment of distributions.......................        66,087                  66                  882,884
Redeemed............................................    (2,575,493)             (2,576)             (38,344,281)
                                                        ----------             -------             ------------
 Net increase.......................................       277,644                 277                3,949,542
                                                        ----------             -------             ------------
Outstanding at October 31, 1995.....................     1,381,954             $ 1,382             $ 20,109,792
                                                        ==========             =======             ============

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

NOTE 3 - CONTINUED

                                                                                                     ADDITIONAL
                                                            SHARES            PAR VALUE           PAID-IN CAPITAL
                                                        -------------         ---------           ---------------
GROWTH FUND-CLASS B
Outstanding at October 31, 1994.....................        342,170            $    342            $  5,057,636
Sold................................................      1,105,241               1,105              16,739,875
Reinvestment of distributions.......................         22,061                  22                 295,151
Redeemed............................................       (215,051)               (215)             (3,170,839)
                                                         ----------            --------            ------------
 Net increase.......................................        912,251                 912              13,864,187
                                                         ----------            --------            ------------
Outstanding at October 31, 1995.....................      1,254,421            $  1,254            $ 18,921,823
                                                         ==========            ========            ============

GROWTH FUND-CLASS C
Outstanding at October 31,1994......................      4,821,130            $  4,822            $ 60,566,636
Sold................................................      1,959,707               1,960              29,146,831
Reinvestment of distributions.......................        268,435                 268               3,591,716
Redeemed............................................     (1,764,770)             (1,765)            (26,251,253)
                                                         ----------            --------            ------------
 Net increase.......................................        463,372                 463               6,487,294
                                                         ----------            --------            ------------
Outstanding at October 31, 1995.....................      5,284,502            $  5,285            $ 67,053,930
                                                         ==========            ========            ============

GROWTH AND INCOME FUND-CLASS A
Outstanding at October 31, 1994.....................        621,205            $    620            $  7,922,179
Sold................................................        450,698                 451               6,146,439
Reinvestment of distributions.......................         27,446                  28                 343,196
Redeemed............................................       (271,667)               (271)             (3,642,609)
                                                         ----------            --------            ------------
 Net increase.......................................        206,477                 208               2,847,026
                                                         ----------            --------            ------------
Outstanding at October 31, 1995.....................        827,682            $    828            $ 10,769,205
                                                         ==========            ========            ============

GROWTH AND INCOME FUND-CLASS B
Outstanding at October 31, 1994.....................        297,011            $    297            $  3,788,970
Sold................................................      1,059,205               1,059              14,494,136
Reinvestment of distributions.......................         15,257                  15                 194,994
Redeemed............................................        (74,117)                (74)             (1,015,224)
                                                         ----------            --------            ------------
 Net increase.......................................      1,000,345               1,000              13,673,906
                                                         ----------            --------            ------------
Outstanding at October 31, 1995.....................      1,297,356            $  1,297            $ 17,462,876
                                                         ==========            ========            ============

GROWTH AND INCOME FUND-CLASS C
Outstanding at October 31, 1994.....................      3,522,165            $  3,523            $ 41,387,557
Sold................................................      1,620,500               1,621              21,672,427
Reinvestment of distributions.......................        119,698                 119               1,490,015
Redeemed............................................       (969,569)               (970)            (13,035,735)
                                                         ----------            --------            ------------
 Net increase.......................................        770,629                 770              10,126,707
                                                         ----------            --------            ------------
Outstanding at October 31, 1995.....................      4,292,794            $  4,293            $ 51,514,264
                                                         ==========            ========            ============

INTERNATIONAL GROWTH & INCOME  FUND-CLASS A
Outstanding at January 9, 1995 (commencement
  of operations)....................................             --                  --                      --
Sold................................................        716,949            $    717            $  7,247,460
Reinvestment of distributions.......................          1,421                   1                  14,280
Redeemed............................................        (36,118)                (36)               (372,621)
                                                         ----------            --------            ------------
 Net increase.......................................        682,252                 682               6,889,119
                                                         ----------            --------            ------------
Outstanding at October 31, 1995.....................        682,252            $    682            $  6,889,119
                                                         ==========            ========            ============

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

NOTE 3 - CONTINUED

                                                                                                     ADDITIONAL
                                                            SHARES            PAR VALUE           PAID-IN CAPITAL
                                                        -------------         ---------           ---------------
INTERNATIONAL GROWTH & INCOME FUND-CLASS B
Outstanding at January 9, 1995 (commencement
  of operations).....................................            --                  --                      --
Sold.................................................       884,328            $    884            $  8,904,323
Reinvestment of distributions........................         1,333                   1                  13,391
Redeemed.............................................       (51,644)                (51)               (531,844)
                                                        -----------            --------            ------------
 Net increase........................................       834,017                 834               8,385,870
                                                        -----------            --------            ------------
Outstanding at October 31, 1995......................       834,017            $    834            $  8,385,870
                                                        ===========            ========            ============

INTERNATIONAL GROWTH & INCOME FUND-CLASS C
Outstanding at January 9, 1995 (commencement
  of operations).....................................            --                  --                      --
Sold.................................................       715,656            $    716            $  7,212,058
Reinvestment of distributions........................         1,205                   1                  12,110
Redeemed.............................................       (90,626)                (91)               (922,023)
                                                        -----------            --------            ------------
 Net increase........................................       626,235                 626               6,302,145
                                                        -----------            --------            ------------
Outstanding at October 31, 1995......................       626,235            $    626            $  6,302,145
                                                        ===========            ========            ============

ASSET ALLOCATION FUND-CLASS A
Outstanding at October 31, 1994......................       703,762            $    704            $  7,788,441
Sold.................................................       395,929                 396               4,381,529
Reinvestment of distributions........................        58,811                  59                 581,460
Redeemed.............................................      (323,788)               (324)             (3,544,361)
                                                        -----------            --------            ------------
 Net increase........................................       130,952                 131               1,418,628
                                                        -----------            --------            ------------
Outstanding at October 31, 1995......................       834,714            $    835            $  9,207,069
                                                        ===========            ========            ============

ASSET ALLOCATION FUND-CLASS B
Outstanding at October 31, 1994......................       428,233            $    428            $  4,723,308
Sold.................................................       553,227                 553               6,154,105
Reinvestment of distributions........................        32,102                  32                 318,497
Redeemed.............................................      (189,119)               (189)             (2,134,397)
                                                        -----------            --------            ------------
 Net increase........................................       396,210                 396               4,338,205
                                                        -----------            --------            ------------
Outstanding at October 31, 1995......................       824,443            $    824            $  9,061,513
                                                        ===========            ========            ============

ASSET ALLOCATION FUND-CLASS C
Outstanding at October 31, 1994......................     7,817,975            $  7,818            $ 78,582,597
Sold.................................................       679,384                 679               7,452,549
Reinvestment of distributions........................       533,978                 534               5,274,850
Redeemed.............................................    (2,325,312)             (2,325)            (25,448,909)
                                                        -----------            --------            ------------
 Net decrease........................................    (1,111,950)             (1,112)            (12,721,510)
                                                        -----------            --------            ------------
Outstanding at October 31, 1995......................     6,706,025            $  6,706            $ 65,861,087
                                                        ===========            ========            ============

STRATEGIC INCOME FUND-CLASS A
Outstanding at October 31, 1994......................     1,742,569            $  1,742            $ 17,465,582
Sold.................................................       259,399                 259               2,298,835
Reinvestment of distributions........................        74,276                  74                 654,611
Redeemed.............................................      (968,677)               (968)             (8,454,458)
                                                        -----------            --------            ------------
 Net decrease........................................      (635,002)               (635)             (5,501,012)
                                                        -----------            --------            ------------
Outstanding at October 31, 1995......................     1,107,567            $  1,107            $ 11,964,570
                                                        ===========            ========            ============

STRATEGIC INCOME FUND-CLASS B
Outstanding at October 31, 1994......................       611,434            $    611            $  5,531,932
Sold.................................................     1,761,381               1,761              15,421,853
Reinvestment of distributions........................        58,903                  59                 522,672
Redeemed.............................................      (151,535)               (151)             (1,346,797)
                                                        -----------            --------            ------------
 Net increase........................................     1,668,749               1,669              14,597,728
                                                        -----------            --------            ------------
Outstanding at October 31, 1995......................     2,280,183            $  2,280            $ 20,129,660
                                                        ===========            ========            ============

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

NOTE 3 - CONTINUED

                                                                                                     ADDITIONAL
                                                            SHARES            PAR VALUE           PAID-IN CAPITAL
                                                        -------------         ---------           ---------------
STRATEGIC INCOME FUND-CLASS C
Outstanding at October 31, 1994.......................       948,389           $    948            $  8,561,907
Sold..................................................     1,202,918              1,203              10,587,243
Reinvestment of distributions.........................        85,797                 86                 757,709
Redeemed..............................................      (662,761)              (663)             (5,838,101)
                                                         -----------           --------            ------------
 Net increase.........................................       625,954                626               5,506,851
                                                         -----------           --------            ------------
Outstanding at October 31, 1995.......................     1,574,343           $  1,574            $ 14,068,758
                                                         ===========           ========            ============

INVESTMENT QUALITY BOND FUND-CLASS A
Outstanding at October 31, 1994.......................     1,144,475           $  1,145            $ 12,371,914
Sold..................................................       218,517                219               2,182,522
Reinvestment of distributions.........................        56,483                 56                 568,009
Redeemed..............................................      (439,949)              (440)             (4,383,544)
                                                         -----------           --------            ------------
 Net decrease.........................................      (164,949)              (165)             (1,633,013)
                                                         -----------           --------            ------------
Outstanding at October 31, 1995.......................       979,526           $    980            $ 10,738,901
                                                         ===========           ========            ============

INVESTMENT QUALITY BOND FUND-CLASS B
Outstanding at October 31, 1994.......................        50,263           $     50            $    505,884
Sold..................................................       303,991                304               3,067,899
Reinvestment of distributions.........................         9,051                  9                  92,574
Redeemed..............................................       (34,335)               (34)               (353,550)
                                                         -----------           --------            ------------
 Net increase.........................................       278,707                279               2,806,923
                                                         -----------           --------            ------------
Outstanding at October 31, 1995.......................       328,970           $    329            $  3,312,807
                                                         ===========           ========            ============

INVESTMENT QUALITY BOND FUND-CLASS C
Outstanding at October 31, 1994.......................       247,124           $    247            $  2,475,051
Sold..................................................       621,445                622               6,308,571
Reinvestment of distributions.........................        23,438                 23                 237,877
Redeemed..............................................      (208,994)              (209)             (2,106,429)
                                                         -----------           --------            ------------
 Net increase.........................................       435,889                436               4,440,019
                                                         -----------           --------            ------------
Outstanding at October 31, 1995.......................       683,013           $    683            $  6,915,070
                                                         ===========           ========            ============

U.S. GOVERNMENT SECURITIES FUND-CLASS A
Outstanding at October 31, 1994.......................    10,649,175           $ 10,646            $107,971,485
Sold..................................................     1,084,823              1,086              10,528,395
Reinvestment of distributions.........................       417,271                418               4,033,739
Redeemed..............................................    (4,020,456)            (4,020)            (38,497,169)
                                                         -----------           --------            ------------
 Net decrease.........................................    (2,518,362)            (2,516)            (23,935,035)
                                                         -----------           --------            ------------
Outstanding at October 31, 1995.......................     8,130,813           $  8,130            $ 84,036,450
                                                         ===========           ========            ============

U.S. GOVERNMENT SECURITIES FUND-CLASS B
Outstanding at October 31, 1994.......................       290,668           $    291            $  2,785,075
Sold..................................................     1,299,105              1,299              12,686,906
Reinvestment of distributions.........................        35,827                 36                 350,711
Redeemed..............................................      (223,531)              (224)             (2,172,937)
                                                         -----------           --------            ------------
 Net increase.........................................     1,111,401              1,111              10,864,680
                                                         -----------           --------            ------------
Outstanding at October 31, 1995.......................     1,402,069           $  1,402            $ 13,649,755
                                                         ===========           ========            ============

U.S. GOVERNMENT SECURITIES FUND-CLASS C
Outstanding at October 31, 1994.......................     1,139,603           $  1,140            $ 10,991,693
Sold..................................................     2,142,383              2,142              20,669,554
Reinvestment of distributions.........................        87,554                 88                 852,730
Redeemed..............................................    (1,346,861)            (1,347)            (13,039,618)
                                                         -----------           --------            ------------
 Net increase.........................................       883,076                883               8,482,666
                                                         -----------           --------            ------------
Outstanding at October 31, 1995.......................     2,022,679           $  2,023            $ 19,474,359
                                                         ===========           ========            ============

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

NOTE 3 - CONTINUED

                                                                                                     ADDITIONAL
                                                            SHARES            PAR VALUE           PAID-IN CAPITAL
                                                        -------------         ---------           ---------------
NATIONAL MUNICIPAL BOND FUND-CLASS A
Outstanding at October 31, 1994.....................        869,228            $    869            $  8,902,401
Sold................................................        233,842                 234               2,094,232
Reinvestment of distributions.......................         27,394                  27                 252,092
Redeemed............................................       (338,547)               (338)             (3,066,286)
                                                        -----------            --------            ------------
 Net decrease.......................................        (77,311)                (77)               (719,962)
                                                        -----------            --------            ------------
Outstanding at October 31, 1995.....................        791,917            $    792            $  8,182,439
                                                        ===========            ========            ============

NATIONAL MUNICIPAL BOND FUND-CLASS B
Outstanding at October 31, 1994.....................        231,085            $    231            $  2,146,996
Sold................................................        455,386                 455               4,165,822
Reinvestment of distributions.......................         13,084                  13                 121,755
Redeemed............................................        (88,583)                (88)               (824,605)
                                                        -----------            --------            ------------
 Net increase.......................................        379,887                 380               3,462,972
                                                        -----------            --------            ------------
Outstanding at October 31, 1995.....................        610,972            $    611            $  5,609,968
                                                        ===========            ========            ============

NATIONAL MUNICIPAL BOND FUND-CLASS C
Outstanding at October 31, 1994.....................        216,811            $    217            $  2,013,763
Sold................................................        668,235                 668               6,225,555
Reinvestment of distributions.......................         15,104                  15                 140,593
Redeemed............................................       (189,643)               (189)             (1,770,361)
                                                        -----------            --------            ------------
 Net increase.......................................        493,696                 494               4,595,787
                                                        -----------            --------            ------------
Outstanding at October 31, 1995.....................        710,507            $    711            $  6,609,550
                                                        ===========            ========            ============

MONEY MARKET FUND-CLASS A
Outstanding at October 31, 1994.....................      8,498,879            $  8,499            $  8,490,380
Sold................................................     73,826,098              73,826              73,752,272
Reinvestment of distributions.......................        434,750                 435                 434,315
Redeemed............................................    (71,380,879)            (71,381)            (71,309,497)
                                                        -----------            --------            ------------
 Net increase.......................................      2,879,969               2,880               2,877,090
                                                        -----------            --------            ------------
Outstanding at October 31, 1995.....................     11,378,848            $ 11,379            $ 11,367,470
                                                        ===========            ========            ============

MONEY MARKET FUND-CLASS B
Outstanding at October 31, 1994.....................        312,188            $    312            $    311,876
Sold................................................      8,873,001               8,873               8,864,128
Reinvestment of distributions.......................         78,497                  79                  78,418
Redeemed............................................     (7,699,582)             (7,700)             (7,691,883)
                                                        -----------            --------            ------------
 Net increase.......................................      1,251,916               1,252               1,250,663
                                                        -----------            --------            ------------
Outstanding at October 31, 1995.....................      1,564,104            $  1,564            $  1,562,539
                                                        ===========            ========            ============
MONEY MARKET FUND-CLASS C
Outstanding at October 31, 1994.....................     12,169,980            $ 12,170            $ 12,157,810
Sold................................................     27,470,721              27,471              27,443,250
Reinvestment of distributions.......................        592,451                 593                 591,858
Redeemed............................................    (30,838,656)            (30,839)            (30,807,817)
                                                        -----------            --------            ------------
 Net decrease.......................................     (2,775,484)             (2,775)             (2,772,709)
                                                        -----------            --------            ------------
Outstanding at October 31, 1995.....................      9,394,496            $  9,395            $  9,385,101
                                                        ===========            ========            ============

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

4. PURCHASES AND SALES OF SECURITIES. The following table summarizes the securities transactions (excluding short-term investments) for all portfolios, excluding the Money Market Fund, for the year ended October 31, 1995:

                                                          PURCHASES                      SALES
                                                ----------------------------   ----------------------------
PORTFOLIO                                         GOVERNMENT    OTHER ISSUES    GOVERNMENT     OTHER ISSUES
------------------------------------------      --------------  ------------   ------------    ------------
Global Growth.............................                  --   $82,677,286             --    $71,855,411
Growth....................................                  --    71,917,604             --     51,179,364
Growth and Income.........................                  --    53,580,404             --     28,097,144
International Growth & Income.............                  --    27,613,748             --      7,730,130
Asset Allocation..........................        $150,607,897    66,985,457   $159,571,211     68,609,453
Strategic Income..........................          32,350,588    41,627,120     30,579,760     28,589,655
Investment Quality Bond...................          20,563,067     5,941,407     15,521,396      5,760,100
U.S. Government Securities................         499,334,976            --    502,789,359      8,253,261
National Municipal Bond...................                  --    14,228,804             --      6,725,332

Purchases and sales (maturities) for the Money Market Fund for the year ended October 31, 1995 were $340,804,669 and $343,732,701, respectively.

At October 31, 1995, tax basis net unrealized appreciation was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                             TAX BASIS NET
                                                               UNREALIZED      TAX BASIS        TAX BASIS
                                                 TAX BASIS    APPRECIATION     UNREALIZED      UNREALIZED
PORTFOLIO                                          COST      (DEPRECIATION)   APPRECIATION    DEPRECIATION
----------------------------------------       ------------  --------------   ------------    ------------
Global Growth............................      $123,079,642    $ 8,015,387     $13,675,611     $5,660,224
Growth...................................       116,852,977      8,988,165      15,821,938      6,833,773
Growth and Income........................        81,667,290     13,363,018      14,400,108      1,037,090
International Growth and Income..........        20,859,290       (334,039)        929,484      1,263,523
Asset Allocation.........................       102,258,977      7,918,990       8,820,852        901,862
Strategic Income.........................        49,213,534       (636,572)      1,391,104      2,027,676
Investment Quality Bond..................        20,456,212        648,141         669,212         21,071
U.S. Government Securities...............       125,790,742      1,926,082       2,083,838        157,756
National Municipal Bond..................        20,319,090        397,080         508,153        111,073

The following is a summary of futures contracts activity for the year ended October 31, 1995:

                                           SALES OF FUTURES CONTRACTS                         PURCHASES OF FUTURES CONTRACTS
                                   ------------------------------------------         ---------------------------------------------
                                                   AGGREGATE                                          AGGREGATE
                                   NUMBER OF     FACE VALUE OF     UNREALIZED         NUMBER OF      FACE VALUE OF       UNREALIZED
                                   CONTRACTS       CONTRACTS         LOSS             CONTRACTS       CONTRACTS             GAIN
                                   ---------     -------------     ----------         ---------      -------------       ----------
ASSET ALLOCATION FUND:

U.S. TREASURY BOND FUTURES:
Outstanding, October 31, 1994....     --                  --                              --                   --
Contracts opened.................     28         $ 3,600,000                              94          $ 9,400,000
Contracts closed.................    (21)         (2,900,000)                            (56)          (5,600,000)
                                     ---         -----------                             ---           ----------
Outstanding, October 31, 1995....      7         $   700,000       ($38,178)              38          $ 3,800,000         $33,806
                                     ===         ===========       ========              ===           ==========         =======

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY AGREEMENTS. The Fund maintains an Investment Advisory Agreement with NASL Financial ("the Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Fund and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each portfolio, subject to the supervision of the Trustees of the Fund. As compensation for its services, the Adviser receives a fee from the Fund computed separately for each portfolio at an annual percentage of average net assets as follows:

                                                                      BETWEEN            BETWEEN
                                                                    $50,000,000       $200,000,000
                                                FIRST                   AND                AND            EXCESS OVER
PORTFOLIO                                    $50,000,000            $200,000,000      $500,000,000       $500,000,000
----------------------------------           -----------            ------------      ------------       ------------
Global Growth.....................             .900%                   .900%              .700%             .700%
Growth............................             .725%                   .675%              .625%             .550%
Growth and Income.................             .725%                   .675%              .625%             .550%
International Growth and Income...             .900%                   .850%              .800%             .750%
Asset Allocation..................             .725%                   .675%              .625%             .550%
Strategic Income..................             .750%                   .700%              .650%             .600%
Investment Quality Bond...........             .600%                   .600%              .525%             .475%
U.S. Government Securities........             .600%                   .600%              .525%             .475%
National Municipal Bond...........             .600%                   .600%              .600%             .600%
Money Market......................             .200%                   .200%              .200%             .145%

DISTRIBUTION PLAN AND EXPENSE REIMBURSEMENT. Pursuant to the Investment Advisory Agreement, NASL Financial will reduce the advisory fee or if necessary reimburse each portfolio of the Fund (excluding taxes, portfolio brokerage commissions, interest, certain litigation and indemnification expenses, extraordinary expenses and all of the portfolio's distribution fees) for expenses incurred in excess (Expense limitation) of the following annual percentages of average net assets as highlighted in the table below.

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 to use its assets to finance certain activities relating to the distribution of its shares to investors. The Plan is a "compensation" plan providing for the payment by each fund, other than the Money Market Fund, of a monthly distribution fee to NASL Financial, as principal underwriter for the Fund as highlighted in the table below:

PORTFOLIO                                     CLASS A       CLASS B     CLASS C
----------------------------------            -------       -------     -------
GLOBAL GROWTH
  Management fees.................             0.900%        0.900%      0.900%
  Other expenses..................             0.500%        0.500%      0.500%
                                               -----         -----       -----

  Expense limitation..............             1.400%        1.400%      1.400%
                                               =====         =====       =====

  Rule 12b-1 fees.................             0.350%        1.000%      1.000%
                                               =====         =====       =====

GROWTH
  Management fees.................             0.725%        0.725%      0.725%
  Other expenses..................             0.265%        0.265%      0.265%
                                               -----         -----       -----

  Expense limitation..............             0.990%        0.990%      0.990%
                                               =====         =====       =====

  Rule 12b-1 fees.................             0.350%        1.000%      1.000%
                                               =====         =====       =====

GROWTH AND INCOME
  Management fees.................             0.725%        0.725%      0.725%
  Other expenses..................             0.265%        0.265%      0.265%
                                               -----         -----       -----

  Expense limitation..............             0.990%        0.990%      0.990%
                                               =====         =====       =====

  Rule 12b-1 fees.................             0.350%        1.000%      1.000%
                                               =====         =====       =====

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

NOTE 5 - CONTINUED

PORTFOLIO                                      CLASS A       CLASS B     CLASS C
----------------------------------             -------       -------     -------
INTERNATIONAL GROWTH AND INCOME
  Management fees.................             0.900%        0.900%      0.900%
  Other expenses..................             0.500%        0.500%      0.500%
                                               -----         -----       -----

  Expense limitation..............             1.400%        1.400%      1.400%
                                               =====         =====       =====

  Rule 12b-1 fees.................             0.350%        1.000%      1.000%
                                               =====         =====       =====

ASSET ALLOCATION
  Management fees.................             0.725%        0.725%      0.725%
  Other expenses..................             0.265%        0.265%      0.265%
                                               -----         -----       -----

  Expense limitation..............             0.990%        0.990%      0.990%
                                               =====         =====       =====

  Rule 12b-1 fees.................             0.350%        1.000%      1.000%
                                               =====         =====       =====

STRATEGIC INCOME
  Management fees**...............             0.750%        0.750%      0.750%
  Other expenses..................             0.400%        0.400%      0.400%
                                               -----         -----       -----

  Expense limitation..............             1.150%        1.150%      1.150%
                                               =====         =====       =====

  Rule 12b-1 fees.................             0.350%        1.000%      1.000%
                                               =====         =====       =====

INVESTMENT QUALITY BOND
  Management fees.................             0.600%        0.600%      0.600%
  Other expenses..................             0.300%        0.300%      0.300%
                                               -----         -----       -----

  Expense limitation..............             0.900%        0.900%      0.900%
                                               =====         =====       =====

  Rule 12b-1 fees.................             0.350%        1.000%      1.000%
                                               =====         =====       =====

U.S. GOVERNMENT SECURITIES
  Management fees.................             0.600%        0.600%      0.600%
  Other expenses..................             0.300%        0.300%      0.300%
                                               -----         -----       -----

  Expense limitation..............             0.900%        0.900%      0.900%
                                               =====         =====       =====

  Rule 12b-1 fees.................             0.350%        1.000%      1.000%
                                               =====         =====       =====

NATIONAL MUNICIPAL BOND
  Management fees *...............             0.600%        0.600%      0.600%
  Other expenses..................             0.240%        0.240%      0.240%
                                               -----         -----       -----

  Expense limitation..............             0.840%        0.840%      0.840%
                                               =====         =====       =====

  Rule 12b-1 fees.................             0.150%        1.000%      1.000%
                                               =====         =====       =====

MONEY MARKET
  Management fees.................             0.200%        0.200%      0.200%
  Other expenses..................             0.300%        0.300%      0.300%
                                               -----         -----       -----

  Expense limitation..............             0.500%        0.500%      0.500%
                                               =====         =====       =====

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

NOTE 5 - CONTINUED

* Through July 31, 1995, the Adviser voluntarily waived 0.250% of its 0.600% management fee for the National Municipal Bond Fund. As of August 1, 1995, the Adviser ended the waiver.

** Through February 28, 1995, the Adviser voluntarily waived its management fee of 0.750% for the Strategic Income Fund, and the Subadviser voluntarily waived all of its subadvisory fee. As of March 1, 1995, the Adviser and Subadviser ended the waiver.

In accordance with the advisory agreement, NASL Financial, in addition to providing advisory services, provides accounting and administrative services for which NASL Financial charged $903,188 to the Fund, before reimbursement based on expense limitations, for the year ended October 31, 1995.

6. TRUSTEE'S FEES. The Fund pays each Trustee who is not an employee or a director of the Adviser or its affiliates a fee of $1,000 plus travel expenses for each Board of Trustees meeting attended and an annual retainer of $4,000.

7. COMMITMENTS. At October 31, 1995, the Global Growth, International Growth and Income and Strategic Income Funds had entered into forward foreign currency contracts which contractually obligate the fund to deliver currencies at future dates. Open sale and purchase contracts at October 31, 1995 were as follows:

                                                                                                               NET
                                 CONTRACTS                                                                 UNREALIZED
                                     TO                IN EXCHANGE          SETTLEMENT                    APPRECIATION
                                  DELIVER                  FOR                 DATE          VALUE       (DEPRECIATION)
                                 -----------        -----------------       ----------    -----------   ----------------
GLOBAL GROWTH

SALES
 German Deutsche Mark........         65,134              $    46,341       11/01/95      $    46,272      $       69
 Japanese Yen................     54,020,986                  534,004       11/01/95          528,407           5,597
 German Deutsche Mark........     11,154,000                7,582,433       12/20/95        7,928,543        (346,110)
 French Franc................     33,730,000                6,552,059       12/20/95        6,878,220        (326,161)
 Japanese Yen................    836,076,159                9,100,201       12/20/95        8,837,799         262,402
 Netherland Guilder..........      2,600,000                1,559,754       12/20/95        1,648,571         (88,817)
                                                          -----------                     -----------      ----------
                                                          $25,374,792                     $25,867,812      $ (493,020)
                                                          ===========                     ===========      ----------
PURCHASES
                                $  1,671,545        DEM     2,370,000       12/20/95      $ 1,684,655      $   13,110
                                ============                                              ===========      ----------
                                                                                                           $ (479,910)
                                                                                                           ==========

INTERNATIONAL GROWTH AND
 INCOME

SALES
 Japanese Yen................    347,174,530              $ 3,825,563       11/21/95      $ 3,406,848         418,715
 Norwegian Krone.............        344,731                   55,290       11/21/95           55,303             (13)
                                                          -----------                     -----------      ----------
                                                          $ 3,880,853                     $ 3,462,151      $  418,702
                                                          ===========                     ===========      ----------

PURCHASES
                                $   118,065         GBP        74,986       11/01/95      $   118,555      $      490
                                    954,000         JPY    92,673,900       11/21/95          909,415         (44,585)
                                -----------                                               -----------      ----------
                                $ 1,072,065                                                $1,027,970      $  (44,095)
                                ============                                               ==========      ----------
                                                                                                           $  374,607
                                                                                                           ==========

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

NOTE 7- CONTINUED

                                                                                                               NET
                                 CONTRACTS                                                                 UNREALIZED
                                     TO                IN EXCHANGE          SETTLEMENT                    APPRECIATION
                                  DELIVER                  FOR                 DATE          VALUE       (DEPRECIATION)
                                 -----------        -----------------       ----------    -----------   ----------------
STRATEGIC INCOME

SALES
 French Franc................        895,764              $    182,660      11/02/95      $  183,179      $     (519)
 Belgian Franc...............      2,828,536                    93,412      01/22/96          98,132          (4,720)
 Canadian Dollar.............        235,479                   172,033      01/22/96         175,676          (3,643)
 Danish Krone................        501,949                    87,703      01/22/96          91,916          (4,213)
 German Deutsche Mark........      2,771,542                 1,917,325      01/22/96       1,975,237         (57,912)
 Spanish Peseta..............     16,135,728                   126,080      01/22/96         131,081          (5,001)
 French Franc................      1,930,916                   379,728      01/22/96         394,283         (14,555)
 Great British Pound.........        520,924                   812,027      01/22/96         822,211         (10,184)
 Italian Lira................    933,150,236                   571,633      01/22/96         578,987          (7,354)
 Netherland Guilder..........        318,004                   193,257      01/22/96         202,466          (9,209)
                                                          ------------                    ----------      ----------
                                                          $  4,535,858                    $4,653,168      $ (117,310)
                                                          ============                    ==========      ----------

PURCHASES
                                $    169,666        GBP        107,738      11/01/95      $  170,337      $      671
                                     182,218        DEM        257,566      11/02/95         182,982             764
                                     395,354        DEM        553,762      01/22/96         394,650            (704)
                                     601,301        FRF      2,971,384      01/22/96         606,740           5,439
                                     244,696        ITL    394,865,646      01/22/96         245,000             304
                                      72,229        NLG        115,278      01/22/96          73,395           1,166
                                ------------                                              ----------      ----------
                                $  1,665,464                                              $1,673,104      $    7,640
                                ============                                              ==========      ----------
                                                                                                          $ (109,670)
                                                                                                          ==========

8. RECLASSIFICATIONS. Certain reclassifications have been made to the components of capital in the statement of net assets and liabilities to conform with the accounting and reporting guidelines of the Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies" (SOP) issued on February 1, 1993. The SOP requires the Funds to report the accumulated net realized capital gain (loss) account in such a manner as to approximate amounts available for future tax distributions (or to offset future taxable realized capital gains) and to achieve uniformity in the presentation of distributions by investment companies. Certain distributions in excess of accumulated net investment income, and/or accumulated realized gains or losses, which resulted from differences between income tax regulations and generally accepted accounting principles, have been reclassified to undistributed net investment income. Distributions which were the result of permanent differences between book and tax rules have been reclassified to paid-in-capital. The following amounts represent the cumulative reclassifications as of October 31, 1995:

                                                       ACCUMULATED            ACCUMULATED
                                                      UNDISTRIBUTED          UNDISTRIBUTED        ADDITIONAL
                                                       NET REALIZED          NET INVESTMENT        PAID-IN
PORTFOLIO                                             GAINS (LOSSES)         INCOME (LOSS)         CAPITAL
----------------------------------                   ---------------         --------------      -------------
Global Growth.....................                     $(3,270,597)            $3,384,106          $(113,509)
Growth............................                        (355,700)               353,839              1,861
Growth and Income.................                         (18,935)                 2,530             16,405
International Growth and Income...                         229,480               (229,480)                --
Asset Allocation..................                         (11,955)                 5,236              6,719
Strategic Income..................                         101,170                (35,660)           (65,510)
Investment Quality Bond...........                           5,542                (19,157)            13,615
U. S. Government Securities.......                         448,966               (262,538)          (186,428)
National Municipal Bond...........                            (167)                   228                (61)

The Statement of Changes in Net Assets and Financial Highlights for previous periods have not been restated to reflect this change in presentation. Net investment income, net realized gains and net assets were not affected by this change.